UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number    811- 09525

Rydex Dynamic Funds

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Rydex Dynamic Funds
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code:  1-301-296-5100

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

9.30.2014

Rydex Funds Semi-Annual Report

Domestic Equity Funds
S&P 500® 2x Strategy Fund
Inverse S&P 500® 2x Strategy Fund
NASDAQ-100® 2x Strategy Fund
Inverse NASDAQ-100® 2x Strategy Fund
Dow 2x Strategy Fund
Inverse Dow 2x Strategy Fund
Russell 2000® 2x Strategy Fund
Inverse Russell 2000® 2x Strategy Fund

DYN-SEMI-0914x0315	guggenheiminvestments.com

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Distributed by Guggenheim Funds Distributors, LLC. GI-GOGREEN-0414 X0415#12604

TABLE OF CONTENTS

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
A BRIEF NOTE ON THE COMPOUNDING OF RETURNS	5
ABOUT SHAREHOLDERS’ FUND EXPENSES	6
S&P 500® 2x STRATEGY FUND	9
INVERSE S&P 500® 2x STRATEGY FUND	20
NASDAQ-100® 2x STRATEGY FUND	26
INVERSE NASDAQ-100® 2x STRATEGY FUND	34
DOW 2x STRATEGY FUND	40
INVERSE DOW 2x STRATEGY FUND	47
RUSSELL 2000® 2x STRATEGY FUND	53
INVERSE RUSSELL 2000® 2x STRATEGY FUND	79
NOTES TO FINANCIAL STATEMENTS	85
OTHER INFORMATION	98
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	101
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	104

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 1

September 30, 2014

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the semi-annual shareholder report for one or more of our Funds (the “Funds”) for the six-month period ended September 30, 2014.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC, a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim Partners, LLC and Security Investors, LLC.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter, and then the Fund Profile for each Fund.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President
 October 31, 2014

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	September 30, 2014

Despite market volatility rising in October, for the period ended September 30, data on everything from hiring to housing conveys that the U.S. economy is firing on all cylinders. Overcoming a first-quarter weather-related soft patch, second-quarter GDP was revised upward to 4.6%, led by business investment. Durable goods orders surged over the summer and consumer confidence was at multi-year highs, despite a lower reading for the last part of the period. With tailwinds for economic growth gathering, we could see a strong third quarter GDP reading.

September’s addition of 248,000 non-farm payroll jobs, was on the surface, at least a strong figure and certainly not something to be discounted. However, investor optimism about the report, which also showed the unemployment rate falling to 5.9%—its lowest level since 2008—masked the fact that average hourly earnings were unchanged. Economic data late in the period included disappointing factory orders, poor construction spending, and weaker-than-expected ISM manufacturing data. The most recent decline in the U.S. Conference Board Consumer Confidence Index was worrisome.

The U.S. economy is certainly doing well enough to suggest higher interest rates ahead. With quantitative easing ending in the U.S. in October 2014 and the Fed preparing investors for a higher federal funds rate, the stage is set for U.S. interest rates to move higher. However, our view is that, despite a strengthening U.S. economy, the greater risk is that interest rates head lower in the near term.

Following the "taper tantrum" last year, before rates were able to reach historical norms, the average rate on a 30-year mortgage spiked almost a full percentage point in two months—the sharpest rise since the late 1990s—resulting in an abrupt housing slowdown, which slowed the U.S. economy materially.

In addition, U.S. Treasury yields are still materially higher than those in any other developed market. The spread between 10-year U.S. Treasuries and comparable German bunds reached 157 basis points in September, its widest level since 1999, and the spread between 10-year Treasuries and 10-year Japanese government bonds was recently 189 basis points. With developments in the Middle East increasingly troubling and turbulence continuing elsewhere from Ukraine to Hong Kong, the relative price value of U.S. government bonds versus other safe haven investments should continue to be a factor keeping U.S. interest rates low.

International economic data remain weak. Euro zone economic confidence is falling as the entire region continues to battle below-target inflation. At the start of September, the European Central Bank cut interest rates and signaled their intent to launch a program to purchase asset-backed securities and covered bonds to stimulate the dismal economy. In Japan, retail sales fell month-over-month in August, while industrial production falters.

Economic data around the world confirms our view that central banks are likely to renew efforts to force liquidity into the global financial system, which in turn further supports our positive outlook for risk assets. However, positive returns are unlikely without volatility. While markets continue to rally, gains are becoming more grudging. The upward momentum in U.S. stocks has deteriorated meaningfully while credit spreads, specifically high-yield spreads, have widened significantly over the past number of weeks. While the bull market trend remains intact, as the appreciation in risk assets continues it becomes more likely that this ageing advance will, at some point, experience a correction.

For the six-month period ended September 30, 2014, the return of the Standard & Poor’s 500® Index* (“S&P 500”) was 6.42%. The Barclays U.S. Aggregate Bond Index* returned 2.21% for the period, while the Barclays U.S. Corporate High Yield Index* returned 0.49%. The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index* returned 0.02%. The MSCI World Index* returned 2.59%, while the MSCI Emerging Markets Index* returned 2.87%.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	September 30, 2014

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Barclays U.S. Aggregate Bond Index represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Barclays U.S. Corporate High Yield Index covers the universe of dollar denominated, fixed rate, non-investment grade debt, taxable corporate debt.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

MSCI World Index (Net) is calculated with net dividends reinvested. It is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets.

S&P 500® Index is a market-weighted stock market index comprised of the stocks of 500 U.S. corporations; the index is owned and maintained by Standard & Poor’s.

4 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

A BRIEF NOTE ON THE COMPOUNDING OF RETURNS (Unaudited)

The Funds described in this report are benchmarked daily to leveraged and/or inverse leveraged versions of published indices. To properly evaluate the performance of these funds, it is essential to understand the effect of mathematical compounding on their respective returns.

Because of the nonlinear effects of leverage applied over time, it is possible for a fund to perform in line with its benchmark for several individual periods in a row, yet seem to trail the benchmark over the entire period. It is also possible that a fund that performs in-line with its benchmark on a daily basis may seem to outperform its benchmark over longer periods.

An Example of Compounding
For example, consider a hypothetical fund that is designed to produce returns that correspond to 150% of an index. On the first day of a period, the index rises from a level of 100 to a level of 106, producing a 6.0% gain and an expectation that the fund will rise by 9.0%. On the same day, the fund’s net asset value per share (“NAV”) increases from $10.00 to $10.90 for a gain of 9.0% — in line with its benchmark.

On day two, assume the index falls from 106 to 99 for a loss of about 6.6%. The fund, as expected, falls 9.9% to a price of $9.82. On each day, the fund performed exactly in line with its benchmark, but for the two-day period, the fund was down 1.8%, while the index was down only 1.0%. Without taking into account the daily compounding of returns, one would expect the fund to lose 1.5% and would see the fund as trailing by 0.3% when in fact it had performed perfectly. This example is summarized in the table below.

	Index Level	Index Performance	Fund Expectation	Fund NAV	Fund Performance	Assessment
Start	100			$10.00
Day 1	106	6.0%	9.0%	$10.90	9.0%	In line
Day 2	99	-6.6%	-9.9%	$9.82	-9.9%	In line
Cumulative		-1.0%	-1.5%		-1.8%	-0.3%

As illustrated by this simple example, the effect of leverage can make it difficult to form expectations or judgments about fund performance given only the returns of the unleveraged index.

Because certain funds seek to track the performance of their benchmark on a daily basis, mathematical compounding, especially with respect to those funds that use leverage as part of their investment strategy, may prevent a fund from correlating with the monthly, quarterly, annual or other period performance of its benchmark. Due to the compounding of daily returns, leveraged and inverse funds’ returns over periods other than one day will likely differ in amount and possibly direction from the benchmark return for the same period. Investors should monitor their leveraged and inverse funds’ holdings consistent with their strategies, as frequently as daily. For those funds that consistently apply leverage, the value of the fund’s shares will tend to increase or decrease more than the value of any increase or decrease in its benchmark index. For more on correlation, leverage and other risks, please read the prospectus.

In general, any change in direction in an index will produce compounding that seems to work against an investor. Were the index to move in the same direction (either up or down) for two or more periods in a row, the compounding of those returns would work in an investor’s favor, causing the fund to seemingly beat its benchmark.

As a general rule of thumb, more leverage in a fund will magnify the compounding effect, while less leverage will generally produce results that are more in line with expectations. In addition, periods of high volatility in an underlying index will also cause the effects of compounding to be more pronounced, while lower volatility will produce a more muted effect.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning March 31, 2014 and ending September 30, 2014.

The following tables illustrate a Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges ("CDSC") on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

6 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
S&P 500® 2x Strategy Fund
A-Class	1.81%	11.44%	$1,000.00	$1,114.40	$9.59
C-Class	2.56%	11.01%	1,000.00	1,110.10	13.54
H-Class	1.81%	11.45%	1,000.00	1,114.50	9.59
Inverse S&P 500® 2x Strategy Fund
A-Class	1.78%	(13.38%)	1,000.00	866.20	8.33
C-Class	2.53%	(13.74%)	1,000.00	862.60	11.81
H-Class	1.78%	(13.43%)	1,000.00	865.70	8.33
NASDAQ-100® 2x Strategy Fund
A-Class	1.82%	25.89%	1,000.00	1,258.90	10.31
C-Class	2.57%	25.41%	1,000.00	1,254.10	14.52
H-Class	1.82%	25.89%	1,000.00	1,258.90	10.31
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.82%	(24.52%)	1,000.00	754.80	8.01
C-Class	2.56%	(24.70%)	1,000.00	753.00	11.25
H-Class	1.84%	(24.39%)	1,000.00	756.10	8.10
Dow 2x Strategy Fund
A-Class	1.82%	7.84%	1,000.00	1,078.40	9.48
C-Class	2.57%	7.46%	1,000.00	1,074.60	13.37
H-Class	1.83%	7.81%	1,000.00	1,078.10	9.53
Inverse Dow 2x Strategy Fund
A-Class	1.83%	(10.90%)	1,000.00	891.00	8.68
C-Class	2.62%	(11.29%)	1,000.00	887.10	12.39
H-Class	1.84%	(10.95%)	1,000.00	890.50	8.72
Russell 2000® 2x Strategy Fund
A-Class	1.82%	(12.78%)	1,000.00	872.20	8.54
C-Class	2.68%	(13.10%)	1,000.00	869.00	12.56
H-Class	1.83%	(12.78%)	1,000.00	872.20	8.59
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.79%	6.24%	1,000.00	1,062.40	9.25
C-Class	2.54%	5.76%	1,000.00	1,057.60	13.10
H-Class	1.82%	6.19%	1,000.00	1,061.90	9.41

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 7

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value March 31, 2014	Ending Account Value September 30, 2014	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
S&P 500® 2x Strategy Fund
A-Class	1.81%	5.00%	$1,000.00	$1,015.99	$9.15
C-Class	2.56%	5.00%	1,000.00	1,012.23	12.91
H-Class	1.81%	5.00%	1,000.00	1,015.99	9.15
Inverse S&P 500® 2x Strategy Fund
A-Class	1.78%	5.00%	1,000.00	1,016.14	9.00
C-Class	2.53%	5.00%	1,000.00	1,012.38	12.76
H-Class	1.78%	5.00%	1,000.00	1,016.14	9.00
NASDAQ-100® 2x Strategy Fund
A-Class	1.82%	5.00%	1,000.00	1,015.94	9.20
C-Class	2.57%	5.00%	1,000.00	1,012.18	12.96
H-Class	1.82%	5.00%	1,000.00	1,015.94	9.20
Inverse NASDAQ-100® 2x Strategy Fund
A-Class	1.82%	5.00%	1,000.00	1,015.94	9.20
C-Class	2.56%	5.00%	1,000.00	1,012.23	12.91
H-Class	1.84%	5.00%	1,000.00	1,015.84	9.30
Dow 2x Strategy Fund
A-Class	1.82%	5.00%	1,000.00	1,015.94	9.20
C-Class	2.57%	5.00%	1,000.00	1,012.18	12.96
H-Class	1.83%	5.00%	1,000.00	1,015.89	9.25
Inverse Dow 2x Strategy Fund
A-Class	1.83%	5.00%	1,000.00	1,015.89	9.25
C-Class	2.62%	5.00%	1,000.00	1,011.93	13.21
H-Class	1.84%	5.00%	1,000.00	1,015.84	9.30
Russell 2000® 2x Strategy Fund
A-Class	1.82%	5.00%	1,000.00	1,015.94	9.20
C-Class	2.68%	5.00%	1,000.00	1,011.63	13.51
H-Class	1.83%	5.00%	1,000.00	1,015.89	9.25
Inverse Russell 2000® 2x Strategy Fund
A-Class	1.79%	5.00%	1,000.00	1,016.09	9.05
C-Class	2.54%	5.00%	1,000.00	1,012.33	12.81
H-Class	1.82%	5.00%	1,000.00	1,015.94	9.20

[1]	Annualized.
[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period March 31, 2014 to September 30, 2014.

8 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	September 30, 2014

S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 27, 2000
H-Class	May 19, 2000

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	2.6%
Exxon Mobil Corp.	1.7%
Microsoft Corp.	1.6%
Johnson & Johnson	1.3%
General Electric Co.	1.1%
Berkshire Hathaway, Inc. — Class B	1.1%
Wells Fargo & Co.	1.0%
Procter & Gamble Co.	1.0%
Chevron Corp.	1.0%
JPMorgan Chase & Co.	0.9%
Top Ten Total	13.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
S&P 500® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 74.0%

CONSUMER, NON-CYCLICAL - 16.6%
Johnson & Johnson	17,343	$1,848,591
Procter & Gamble Co.	16,650	1,394,271
Pfizer, Inc.	38,992	1,152,993
Merck & Company, Inc.	17,738	1,051,509
Coca-Cola Co.	24,273	1,035,487
Gilead Sciences, Inc.*	9,296	989,560
PepsiCo, Inc.	9,266	862,572
Philip Morris International, Inc.	9,606	801,140
Amgen, Inc.	4,671	656,090
AbbVie, Inc.	9,788	565,355
Altria Group, Inc.	12,197	560,330
Bristol-Myers Squibb Co.	10,195	521,780
UnitedHealth Group, Inc.	5,975	515,344
Biogen Idec, Inc.*	1,452	480,336
Celgene Corp.*	4,916	465,938
MasterCard, Inc. — Class A	6,053	447,438
Eli Lilly & Co.	6,046	392,083
Actavis plc*	1,625	392,080
Abbott Laboratories	9,247	384,583
Medtronic, Inc.	5,968	369,717
Mondelez International, Inc. — Class A	10,367	355,225
Colgate-Palmolive Co.	5,279	344,296
Allergan, Inc.	1,827	325,553
Express Scripts Holding Co.*	4,584	323,768
McKesson Corp.	1,424	277,211
Kimberly-Clark Corp.	2,299	247,303
Automatic Data Processing, Inc.	2,957	245,668
Baxter International, Inc.	3,331	239,066
Covidien plc	2,648	229,078
Kraft Foods Group, Inc.	3,652	205,973
Archer-Daniels-Midland Co.	3,969	202,816
WellPoint, Inc.	1,686	201,679
Alexion Pharmaceuticals, Inc.*	1,216	201,637
General Mills, Inc.	3,766	189,995
Aetna, Inc.	2,181	176,661
Vertex Pharmaceuticals, Inc.*	1,464	164,422
Regeneron Pharmaceuticals, Inc.*	454	163,676
Kroger Co.	3,006	156,312
Cardinal Health, Inc.	2,070	155,084
Cigna Corp.	1,622	147,099
McGraw Hill Financial, Inc.	1,666	140,693
Stryker Corp.	1,741	140,586
Sysco Corp.	3,608	136,924
Becton Dickinson and Co.	1,180	134,296
Lorillard, Inc.	2,214	132,641
Humana, Inc.	949	123,645
Perrigo Company plc	823	123,606
Zoetis, Inc.	3,082	113,880
Mead Johnson Nutrition Co. — Class A	1,165	112,096
Reynolds American, Inc.	1,895	111,805
Moody’s Corp.	1,143	108,014
St. Jude Medical, Inc.	1,751	105,288
Mylan, Inc.*	2,300	104,627
Zimmer Holdings, Inc.	1,039	104,471
Estee Lauder Companies, Inc. — Class A	1,383	103,338
Intuitive Surgical, Inc.*	221	102,062
AmerisourceBergen Corp. — Class A	1,311	101,340
Keurig Green Mountain, Inc.	749	97,467
Kellogg Co.	1,572	96,835
Boston Scientific Corp.*	8,152	96,275
Constellation Brands, Inc. — Class A*	1,030	89,775
Brown-Forman Corp. — Class B	972	87,694
Hershey Co.	918	87,604
ConAgra Foods, Inc.	2,598	85,838
Alliance Data Systems Corp.*	341	84,660
Whole Foods Market, Inc.	2,221	84,642
Monster Beverage Corp.*	884	81,036
DaVita HealthCare Partners, Inc.*	1,056	77,236
Dr Pepper Snapple Group, Inc.	1,200	77,172
Clorox Co.	792	76,064
Molson Coors Brewing Co. — Class B	979	72,877
Tyson Foods, Inc. — Class A	1,801	70,905
Edwards Lifesciences Corp.*	652	66,602
United Rentals, Inc.*	590	65,549
CR Bard, Inc.	445	63,506
Mallinckrodt plc*	697	62,835
JM Smucker Co.	626	61,968
Coca-Cola Enterprises, Inc.	1,389	61,616
Universal Health Services, Inc. — Class B	561	58,624
CareFusion Corp.*	1,247	56,427
Equifax, Inc.	749	55,980
Hospira, Inc.*	1,038	54,007
Quest Diagnostics, Inc.	888	53,883
McCormick & Company, Inc.	798	53,386
Laboratory Corporation of America Holdings*	522	53,114
H&R Block, Inc.	1,692	52,469
Varian Medical Systems, Inc.*	635	50,876
Western Union Co.	3,159	50,670
Safeway, Inc.	1,417	48,603
Quanta Services, Inc.*	1,333	48,375
Campbell Soup Co.	1,100	47,003
Cintas Corp.	594	41,930
Robert Half International, Inc.	845	41,405
DENTSPLY International, Inc.	872	39,763
Hormel Foods Corp.	763	39,211
ADT Corp.	1,070	37,942
Tenet Healthcare Corp.*	602	35,753
Avon Products, Inc.	2,673	33,680
Total System Services, Inc.	1,016	31,455
Avery Dennison Corp.	576	25,718
Patterson Companies, Inc.	532	22,041
Total Consumer, Non-cyclical		24,119,502

10 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
S&P 500® 2x STRATEGY FUND

	Shares	Value

FINANCIAL - 12.3%
Berkshire Hathaway, Inc. — Class B*	11,210	$1,548,549
Wells Fargo & Co.	29,212	1,515,227
JPMorgan Chase & Co.	22,570	1,359,617
Bank of America Corp.	63,488	1,082,470
Citigroup, Inc.	18,643	966,080
Visa, Inc. — Class A	2,937	626,667
American Express Co.	5,535	484,534
American International Group, Inc.	8,774	473,970
U.S. Bancorp	11,080	463,476
Goldman Sachs Group, Inc.	2,520	462,596
MetLife, Inc.	6,916	371,528
Morgan Stanley	9,417	325,546
Simon Property Group, Inc.	1,911	314,207
PNC Financial Services Group, Inc.	3,324	284,468
Capital One Financial Corp.	3,452	281,752
Bank of New York Mellon Corp.	6,958	269,484
Prudential Financial, Inc.	2,829	248,782
BlackRock, Inc. — Class A	753	247,226
American Tower Corp. — Class A	2,436	228,083
ACE Ltd.	2,064	216,452
Charles Schwab Corp.	7,053	207,288
Travelers Companies, Inc.	2,085	195,865
State Street Corp.	2,604	191,680
Discover Financial Services	2,840	182,868
Marsh & McLennan Companies, Inc.	3,347	175,182
Crown Castle International Corp.	2,053	165,328
BB&T Corp.	4,425	164,654
Allstate Corp.	2,665	163,551
Aflac, Inc.	2,786	162,285
Aon plc	1,786	156,579
CME Group, Inc. — Class A	1,942	155,272
Public Storage	892	147,929
Ameriprise Financial, Inc.	1,151	142,011
Equity Residential	2,224	136,954
Intercontinental Exchange, Inc.	698	136,145
Chubb Corp.	1,479	134,707
Franklin Resources, Inc.	2,422	132,265
T. Rowe Price Group, Inc.	1,618	126,851
Health Care REIT, Inc.	1,993	124,303
SunTrust Banks, Inc.	3,265	124,168
Prologis, Inc.	3,075	115,928
AvalonBay Communities, Inc.	807	113,763
Ventas, Inc.	1,810	112,130
HCP, Inc.	2,821	112,022
Boston Properties, Inc.	941	108,930
Vornado Realty Trust	1,073	107,257
Invesco Ltd.	2,661	105,056
Weyerhaeuser Co.	3,249	103,513
Fifth Third Bancorp	5,130	102,703
Hartford Financial Services Group, Inc.	2,754	102,587
Host Hotels & Resorts, Inc.	4,655	99,291
M&T Bank Corp.	770	94,933
Northern Trust Corp.	1,362	92,657
General Growth Properties, Inc.	3,859	90,879
Principal Financial Group, Inc.	1,681	88,202
Lincoln National Corp.	1,605	85,996
Progressive Corp.	3,310	83,677
Regions Financial Corp.	8,299	83,322
Loews Corp.	1,875	78,113
KeyCorp	5,392	71,875
Essex Property Trust, Inc.	390	69,713
Affiliated Managers Group, Inc.*	342	68,523
Comerica, Inc.	1,112	55,444
Kimco Realty Corp.	2,527	55,367
Macerich Co.	865	55,213
XL Group plc — Class A	1,633	54,167
Unum Group	1,567	53,873
CBRE Group, Inc. — Class A*	1,716	51,034
Huntington Bancshares, Inc.	5,024	48,884
Navient Corp.	2,579	45,674
Cincinnati Financial Corp.	906	42,627
Plum Creek Timber Company, Inc.	1,089	42,482
Torchmark Corp.	803	42,053
E*TRADE Financial Corp.*	1,775	40,097
Genworth Financial, Inc. — Class A*	3,054	40,007
Zions Bancorporation	1,247	36,238
Iron Mountain, Inc.	1,057	34,511
Legg Mason, Inc.	627	32,077
NASDAQ OMX Group, Inc.	726	30,797
Hudson City Bancorp, Inc.	2,959	28,761
Apartment Investment & Management Co. — Class A	898	28,574
Assurant, Inc.	439	28,228
People’s United Financial, Inc.	1,908	27,609
Total Financial		17,861,386

TECHNOLOGY - 10.1%
Apple, Inc.	36,821	3,709,716
Microsoft Corp.	50,669	2,349,016
International Business Machines Corp.	5,705	1,082,980
Intel Corp.	30,445	1,060,095
QUALCOMM, Inc.	10,306	770,579
Oracle Corp.	19,998	765,523
Hewlett-Packard Co.	11,476	407,054
EMC Corp.	12,475	365,019
Accenture plc — Class A	3,882	315,684
Texas Instruments, Inc.	6,565	313,085
Micron Technology, Inc.*	6,585	225,602
salesforce.com, Inc.*	3,540	203,656
Adobe Systems, Inc.*	2,906	201,066
Cognizant Technology Solutions Corp. — Class A*	3,738	167,350
Applied Materials, Inc.	7,492	161,902
Intuit, Inc.	1,746	153,037
SanDisk Corp.	1,379	135,073
Avago Technologies Ltd.	1,548	134,676

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
S&P 500® 2x STRATEGY FUND

	Shares	Value

Broadcom Corp. — Class A	3,307	$133,669
Western Digital Corp.	1,353	131,674
Seagate Technology plc	2,010	115,113
Cerner Corp.*	1,867	111,217
Fiserv, Inc.*	1,533	99,085
Fidelity National Information Services, Inc.	1,755	98,807
Analog Devices, Inc.	1,932	95,615
Paychex, Inc.	2,010	88,842
Xerox Corp.	6,666	88,191
NetApp, Inc.	1,963	84,330
KLA-Tencor Corp.	1,017	80,119
Autodesk, Inc.*	1,397	76,975
Lam Research Corp.	997	74,476
Citrix Systems, Inc.*	1,011	72,125
Xilinx, Inc.	1,651	69,920
Electronic Arts, Inc.*	1,922	68,442
Altera Corp.	1,900	67,982
Akamai Technologies, Inc.*	1,096	65,541
Red Hat, Inc.*	1,163	65,302
Linear Technology Corp.	1,467	65,120
NVIDIA Corp.	3,166	58,413
Microchip Technology, Inc.	1,232	58,187
CA, Inc.	1,970	55,042
Computer Sciences Corp.	892	54,546
Teradata Corp.*	953	39,950
Pitney Bowes, Inc.	1,247	31,163
First Solar, Inc.*	462	30,404
Dun & Bradstreet Corp.	224	26,313
Total Technology		14,627,676

COMMUNICATIONS - 8.8%
Verizon Communications, Inc.	24,482	1,223,854
AT&T, Inc.	31,890	1,123,804
Google, Inc. — Class A*	1,747	1,027,952
Google, Inc. — Class C*	1,747	1,008,648
Facebook, Inc. — Class A*	11,991	947,769
Walt Disney Co.	9,711	864,570
Comcast Corp. — Class A	15,915	855,909
Cisco Systems, Inc.	31,356	789,231
Amazon.com, Inc.*	2,330	751,285
Twenty-First Century Fox, Inc. — Class A	11,582	397,147
eBay, Inc.*	6,946	393,352
Time Warner, Inc.	5,163	388,309
Priceline Group, Inc.*	322	373,062
DIRECTV*	3,088	267,174
Time Warner Cable, Inc.	1,713	245,798
Yahoo!, Inc.*	5,688	231,786
Viacom, Inc. — Class B	2,341	180,117
Netflix, Inc.*	370	166,937
CBS Corp. — Class B	2,911	155,739
Corning, Inc.	7,939	153,540
CenturyLink, Inc.	3,506	143,360
Omnicom Group, Inc.	1,544	106,320
Symantec Corp.	4,246	99,824
Motorola Solutions, Inc.	1,358	85,934
Nielsen N.V.	1,871	82,941
Discovery Communications, Inc. — Class C*	1,680	62,630
TripAdvisor, Inc.*	685	62,623
Juniper Networks, Inc.	2,469	54,688
F5 Networks, Inc.*	456	54,145
Expedia, Inc.	610	53,448
News Corp. — Class A*	3,062	50,064
Scripps Networks Interactive, Inc. — Class A	632	49,353
Interpublic Group of Companies, Inc.	2,591	47,467
Harris Corp.	644	42,762
Gannett Company, Inc.	1,388	41,182
Frontier Communications Corp.	6,162	40,115
Windstream Holdings, Inc.	3,706	39,951
VeriSign, Inc.*	692	38,143
Discovery Communications, Inc. — Class A*	910	34,398
Cablevision Systems Corp. — Class A	1,334	23,358
Total Communications		12,758,689

INDUSTRIAL - 7.6%
General Electric Co.	61,701	1,580,780
Union Pacific Corp.	5,519	598,369
3M Co.	3,985	564,595
United Technologies Corp.	5,232	552,499
Boeing Co.	4,121	524,932
Honeywell International, Inc.	4,812	448,093
United Parcel Service, Inc. — Class B	4,325	425,104
Caterpillar, Inc.	3,861	382,355
Lockheed Martin Corp.	1,659	303,232
Thermo Fisher Scientific, Inc.	2,453	298,531
Danaher Corp.	3,749	284,849
Emerson Electric Co.	4,292	268,594
FedEx Corp.	1,632	263,486
General Dynamics Corp.	1,953	248,207
Norfolk Southern Corp.	1,903	212,375
Precision Castparts Corp.	882	208,928
CSX Corp.	6,147	197,073
Raytheon Co.	1,911	194,196
Illinois Tool Works, Inc.	2,243	189,354
Eaton Corporation plc	2,926	185,421
Deere & Co.	2,204	180,706
Northrop Grumman Corp.	1,240	163,382
TE Connectivity Ltd.	2,517	139,164
Cummins, Inc.	1,020	134,620
Waste Management, Inc.	2,667	126,763
Tyco International Ltd.	2,727	121,543
Agilent Technologies, Inc.	2,051	116,866
Parker-Hannifin Corp.	887	101,251
Amphenol Corp. — Class A	964	96,265
Ingersoll-Rand plc	1,645	92,712
Rockwell Automation, Inc.	822	90,321
Roper Industries, Inc.	615	89,968
Stanley Black & Decker, Inc.	961	85,327
Kansas City Southern	678	82,174

12 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
S&P 500® 2x STRATEGY FUND

	Shares	Value

Dover Corp.	993	$79,768
Pentair plc	1,184	77,540
AMETEK, Inc.	1,511	75,867
Rockwell Collins, Inc.	831	65,234
Fluor Corp.	969	64,719
L-3 Communications Holdings, Inc.	530	63,028
Textron, Inc.	1,717	61,795
Stericycle, Inc.*	522	60,844
Republic Services, Inc. — Class A	1,553	60,598
CH Robinson Worldwide, Inc.	905	60,020
Flowserve Corp.	841	59,308
Pall Corp.	657	54,991
Ball Corp.	851	53,842
Masco Corp.	2,192	52,433
Waters Corp.*	501	49,659
Martin Marietta Materials, Inc.	379	48,868
Expeditors International of Washington, Inc.	1,200	48,696
Vulcan Materials Co.	781	47,040
Sealed Air Corp.	1,304	45,484
Snap-on, Inc.	357	43,226
Jacobs Engineering Group, Inc.*	818	39,935
Xylem, Inc.	1,123	39,855
Garmin Ltd.	746	38,785
Joy Global, Inc.	604	32,942
PerkinElmer, Inc.	694	30,258
Leggett & Platt, Inc.	844	29,472
Ryder System, Inc.	326	29,330
Allegion plc	591	28,155
FLIR Systems, Inc.	872	27,328
Owens-Illinois, Inc.*	1,014	26,415
Jabil Circuit, Inc.	1,229	24,789
Bemis Company, Inc.	614	23,344
Total Industrial		11,095,603

ENERGY - 7.2%
Exxon Mobil Corp.	26,225	2,466,462
Chevron Corp.	11,677	1,393,300
Schlumberger Ltd.	7,972	810,672
ConocoPhillips	7,561	578,567
Occidental Petroleum Corp.	4,794	460,943
Halliburton Co.	5,230	337,387
EOG Resources, Inc.	3,366	333,301
Anadarko Petroleum Corp.	3,111	315,580
Phillips 66	3,437	279,462
Williams Companies, Inc.	4,136	228,929
Apache Corp.	2,280	214,024
National Oilwell Varco, Inc.	2,646	201,360
Baker Hughes, Inc.	2,675	174,036
Pioneer Natural Resources Co.	880	173,334
Devon Energy Corp.	2,365	161,246
Spectra Energy Corp.	4,001	157,079
Marathon Oil Corp.	4,148	155,923
Noble Energy, Inc.	2,215	151,417
Kinder Morgan, Inc.	3,922	150,369
Valero Energy Corp.	3,247	150,239
Marathon Petroleum Corp.	1,742	147,495
Hess Corp.	1,560	147,139
Equities Corp.	932	85,315
Cabot Oil & Gas Corp. — Class A	2,566	83,883
ONEOK, Inc.	1,279	83,838
Cameron International Corp.*	1,248	82,842
FMC Technologies, Inc.*	1,444	78,424
Southwestern Energy Co.*	2,172	75,911
Chesapeake Energy Corp.	3,193	73,407
Range Resources Corp.	1,037	70,319
Cimarex Energy Co.	535	67,694
Transocean Ltd.	2,094	66,945
Helmerich & Payne, Inc.	666	65,181
Murphy Oil Corp.	1,026	58,390
Ensco plc — Class A	1,338	55,273
CONSOL Energy, Inc.	1,415	53,572
Tesoro Corp.	789	48,113
Nabors Industries Ltd.	1,779	40,490
Noble Corporation plc	1,564	34,752
Denbury Resources, Inc.	2,166	32,555
QEP Resources, Inc.	1,019	31,365
Newfield Exploration Co.*	840	31,139
Diamond Offshore Drilling, Inc.	413	14,154
Total Energy		10,421,826

CONSUMER, CYCLICAL - 6.8%
Home Depot, Inc.	8,276	759,241
Wal-Mart Stores, Inc.	9,710	742,524
McDonald’s Corp.	6,038	572,462
CVS Health Corp.	7,122	566,840
NIKE, Inc. — Class B	4,325	385,790
Ford Motor Co.	23,850	352,741
Starbucks Corp.	4,619	348,550
Costco Wholesale Corp.	2,695	337,737
Lowe’s Companies, Inc.	6,070	321,224
Walgreen Co.	5,274	312,590
General Motors Co.	8,289	264,751
TJX Companies, Inc.	4,261	252,123
Target Corp.	3,801	238,247
Yum! Brands, Inc.	2,704	194,634
Delta Air Lines, Inc.	5,184	187,402
Johnson Controls, Inc.	4,095	180,180
Southwest Airlines Co.	4,213	142,273
VF Corp.	2,121	140,050
Chipotle Mexican Grill, Inc. — Class A*	191	127,319
Macy’s, Inc.	2,171	126,309
PACCAR, Inc.	2,182	124,101
Dollar General Corp.*	1,866	114,031
Delphi Automotive plc	1,843	113,050
Carnival Corp.	2,770	111,271
L Brands, Inc.	1,510	101,139
AutoZone, Inc.*	197	100,403
Starwood Hotels & Resorts Worldwide, Inc.	1,172	97,522

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
S&P 500® 2x STRATEGY FUND

	Shares	Value

Ross Stores, Inc.	1,290	$97,498
O’Reilly Automotive, Inc.*	638	95,930
WW Grainger, Inc.	374	94,118
Marriott International, Inc. — Class A	1,340	93,666
Wynn Resorts Ltd.	499	93,353
Michael Kors Holdings Ltd.*	1,262	90,094
Bed Bath & Beyond, Inc.*	1,242	81,761
Genuine Parts Co.	921	80,781
Harley-Davidson, Inc.	1,337	77,813
Kohl’s Corp.	1,259	76,837
Fastenal Co.	1,679	75,387
BorgWarner, Inc.	1,405	73,917
Dollar Tree, Inc.*	1,264	70,872
Under Armour, Inc. — Class A*	1,023	70,689
The Gap, Inc.	1,685	70,248
Whirlpool Corp.	480	69,912
Tiffany & Co.	692	66,647
Mattel, Inc.	2,078	63,691
Wyndham Worldwide Corp.	770	62,570
Ralph Lauren Corp. — Class A	373	61,444
CarMax, Inc.*	1,321	61,361
Coach, Inc.	1,689	60,145
Best Buy Company, Inc.	1,784	59,925
PVH Corp.	491	59,485
Nordstrom, Inc.	862	58,935
Newell Rubbermaid, Inc.	1,632	56,157
Tractor Supply Co.	847	52,099
Mohawk Industries, Inc.*	381	51,366
Staples, Inc.	3,961	47,928
Family Dollar Stores, Inc.	589	45,494
PetSmart, Inc.	611	42,825
Darden Restaurants, Inc.	814	41,888
DR Horton, Inc.	2,040	41,862
Lennar Corp. — Class A	1,062	41,237
Harman International Industries, Inc.	419	41,079
Hasbro, Inc.	706	38,826
Goodyear Tire & Rubber Co.	1,693	38,236
PulteGroup, Inc.	2,081	36,750
GameStop Corp. — Class A	693	28,552
Fossil Group, Inc.*	286	26,855
AutoNation, Inc.*	481	24,199
Urban Outfitters, Inc.*	628	23,048
Total Consumer, Cyclical		9,859,984

BASIC MATERIALS - 2.4%
EI du Pont de Nemours & Co.	5,628	403,864
Dow Chemical Co.	6,902	361,941
Monsanto Co.	3,129	352,044
LyondellBasell Industries N.V. — Class A	2,615	284,146
Praxair, Inc.	1,796	231,684
Freeport-McMoRan, Inc.	6,389	208,601
Ecolab, Inc.	1,658	190,389
PPG Industries, Inc.	848	166,836
Air Products & Chemicals, Inc.	1,179	153,482
International Paper Co.	2,626	125,365
Alcoa, Inc.	7,233	116,379
Sherwin-Williams Co.	496	108,619
Nucor Corp.	1,961	106,443
Sigma-Aldrich Corp.	732	99,559
Mosaic Co.	1,958	86,955
CF Industries Holdings, Inc.	305	85,162
Eastman Chemical Co.	889	71,911
Newmont Mining Corp.	3,067	70,694
International Flavors & Fragrances, Inc.	499	47,844
FMC Corp.	819	46,839
Airgas, Inc.	400	44,260
MeadWestvaco Corp.	1,036	42,414
Allegheny Technologies, Inc.	669	24,820
Total Basic Materials		3,430,251

UTILITIES - 2.2%
Duke Energy Corp.	4,349	325,176
NextEra Energy, Inc.	2,683	251,881
Dominion Resources, Inc.	3,583	247,549
Southern Co.	5,508	240,424
Exelon Corp.	5,283	180,097
American Electric Power Company, Inc.	3,005	156,891
Sempra Energy	1,421	149,745
PPL Corp.	4,085	134,151
PG&E Corp.	2,899	130,571
Public Service Enterprise Group, Inc.	3,082	114,774
Edison International	2,003	112,008
Consolidated Edison, Inc.	1,801	102,045
Xcel Energy, Inc.	3,108	94,483
FirstEnergy Corp.	2,585	86,778
Northeast Utilities	1,943	86,075
Entergy Corp.	1,104	85,372
DTE Energy Co.	1,088	82,775
NiSource, Inc.	1,939	79,460
CenterPoint Energy, Inc.	2,643	64,674
NRG Energy, Inc.	2,077	63,307
Wisconsin Energy Corp.	1,387	59,641
AES Corp.	4,092	58,025
Ameren Corp.	1,492	57,188
CMS Energy Corp.	1,691	50,155
SCANA Corp.	847	42,020
Pepco Holdings, Inc.	1,544	41,317
AGL Resources, Inc.	735	37,735
Pinnacle West Capital Corp.	679	37,101
Integrys Energy Group, Inc.	478	30,984
TECO Energy, Inc.	1,435	24,940
Total Utilities		3,227,342

DIVERSIFIED - 0.0%
Leucadia National Corp.	1,949	46,464

Total Common Stocks
(Cost $77,252,511)		107,448,723

14 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
S&P 500® 2x STRATEGY FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,1 - 3.6%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$1,467,134	$1,467,134
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	1,311,207	1,311,207
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	1,131,788	1,131,788
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	1,089,871	1,089,871
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/142	173,055	173,055
Total Repurchase Agreements
(Cost $5,173,055)		5,173,055

Total Investments - 77.6%
(Cost $82,425,566)		$112,621,778
Other Assets & Liabilities, net - 22.4%		32,590,817
Total Net Assets - 100.0%		$145,212,595

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $89,789,075)	914	$(1,061,162)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC October 2014 S&P 500 Index Swap, Terminating 10/29/143 (Notional Value $9,237,244)	4,684	$26,541
Goldman Sachs International October 2014 S&P 500 Index Swap, Terminating 10/28/143 (Notional Value $5,862,772)	2,973	2,933
Barclays Bank plc October 2014 S&P 500 Index Swap, Terminating 10/31/143 (Notional Value $77,799,530)	39,446	(400,761)
(Total Notional Value $92,899,546)		$(371,287)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Repurchase Agreements — See Note 5.
2	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
3	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 15

S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value (cost $77,252,511)	$107,448,723
Repurchase agreements, at value (cost $5,173,055)	5,173,055
Total investments (cost $82,425,566)	112,621,778
Cash	22,311,864
Segregated cash with broker	13,281,886
Unrealized appreciation on swap agreements	29,474
Receivables:
Fund shares sold	13,261,395
Dividends	122,081
Swap settlement	44,974
Foreign taxes reclaim	203
Total assets	161,673,655

Liabilities:
Unrealized depreciation on swap agreements	400,761
Payable for:
Securities purchased	12,714,171
Fund shares redeemed	2,842,384
Variation margin	217,075
Management fees	104,576
Distribution and service fees	35,916
Transfer agent and administrative fees	29,049
Portfolio accounting fees	17,430
Miscellaneous	99,698
Total liabilities	16,461,060
Net assets	$145,212,595

Net assets consist of:
Paid in capital	$112,498,308
Accumulated net investment loss	(455,542)
Accumulated net realized gain on investments	4,406,066
Net unrealized appreciation on investments	28,763,763
Net assets	$145,212,595

A-Class:
Net assets	$11,245,232
Capital shares outstanding	172,290
Net asset value per share	$65.27
Maximum offering price per share (Net asset value divided by 95.25%)	$68.52

C-Class:
Net assets	$11,130,630
Capital shares outstanding	190,067
Net asset value per share	$58.56

H-Class:
Net assets	$122,836,733
Capital shares outstanding	1,883,504
Net asset value per share	$65.22

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $6)	$1,301,038
Interest	2,014
Income from securities lending, net	498
Total investment income	1,303,550

Expenses:
Management fees	774,354
Transfer agent and administrative fees	215,099
Distribution and service fees:
A-Class	13,738
C-Class	60,490
H-Class	186,240
Portfolio accounting fees	129,061
Custodian fees	10,047
Trustees’ fees*	7,486
Line of credit interest expense	465
Miscellaneous	207,089
Total expenses	1,604,069
Net investment loss	(300,519)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	736,650
Swap agreements	13,429,727
Futures contracts	2,429,456
Net realized gain	16,595,833
Net change in unrealized appreciation (depreciation) on:
Investments	3,986,599
Swap agreements	(1,202,401)
Futures contracts	(1,678,432)
Net change in unrealized appreciation (depreciation)	1,105,766
Net realized and unrealized gain	17,701,599
Net increase in net assets resulting from operations	$17,401,080

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

16 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(300,519)	$(581,416)
Net realized gain on investments	16,595,833	28,312,667
Net change in unrealized appreciation (depreciation) on investments	1,105,766	13,877,415
Net increase in net assets resulting from operations	17,401,080	41,608,666

Capital share transactions:
Proceeds from sale of shares
A-Class	15,573,375	85,358,404
C-Class	30,605,098	89,662,861
H-Class	1,176,184,537	2,926,576,518
Cost of shares redeemed
A-Class	(15,297,142)	(86,421,321)
C-Class	(32,582,250)	(92,485,835)
H-Class	(1,183,968,187)	(2,921,140,537)
Net increase (decrease) from capital share transactions	(9,484,569)	1,550,090
Net increase in net assets	7,916,511	43,158,756

Net assets:
Beginning of period	137,296,084	94,137,328
End of period	$145,212,595	$137,296,084
Accumulated net investment loss at end of period	$(455,542)	$(155,023)

Capital share activity:
Shares sold
A-Class	247,656	1,744,327
C-Class	549,445	2,044,123
H-Class	18,904,315	59,510,513
Shares redeemed
A-Class	(242,497)	(1,737,033)
C-Class	(583,562)	(2,107,276)
H-Class	(18,997,766)	(59,415,359)
Net increase (decrease) in shares	(122,409)	39,295

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 17

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Period Ended March 28, 2013[b,c]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$58.57	$40.90	$33.77	$26.15	$27.31	$22.03	$15.10
Income (loss) from investment operations:
Net investment income (loss)[d]	(.10)	(.20)	(.06)	(.15)	(.18)	(.11)	(.03)
Net gain (loss) on investments (realized and unrealized)	6.80	17.87	7.19	7.77	(.98)	5.39	6.98
Total from investment operations	6.70	17.67	7.13	7.62	(1.16)	5.28	6.95
Less distributions from:
Net investment income	—	—	—	—	—	—	(.02)
Total distributions	—	—	—	—	—	—	(.02)
Net asset value, end of period	$65.27	$58.57	$40.90	$33.77	$26.15	$27.31	$22.03

Total Return[e]	11.44%	43.20%	21.11%	29.14%	(4.21%)	23.92%	46.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,245	$9,788	$6,537	$5,092	$5,982	$11,445	$14,077
Ratios to average net assets:
Net investment income (loss)	(0.32%)	(0.40%)	(0.59%)	(0.49%)	(0.66%)	(0.47%)	(0.25%)
Total expenses	1.81%	1.73%	1.77%	1.76%	1.89%	1.78%	1.81%
Portfolio turnover rate	225%	396%	— [f]	548%	311%	145%	187%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Period Ended March 28, 2013[b,c]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$52.75	$37.12	$30.71	$23.94	$25.16	$20.44	$14.13
Income (loss) from investment operations:
Net investment income (loss)[d]	(.30)	(.49)	(.11)	(.36)	(.35)	(.25)	(.14)
Net gain (loss) on investments (realized and unrealized)	6.11	16.12	6.52	7.13	(.87)	4.97	6.47
Total from investment operations	5.81	15.63	6.41	6.77	(1.22)	4.72	6.33
Less distributions from:
Net investment income	—	—	—	—	—	—	(.02)
Total distributions	—	—	—	—	—	—	(.02)
Net asset value, end of period	$58.56	$52.75	$37.12	$30.71	$23.94	$25.16	$20.44

Total Return[e]	11.01%	42.11%	20.87%	28.28%	(4.81%)	23.04%	44.77%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11,131	$11,825	$10,667	$8,543	$10,876	$16,801	$21,325
Ratios to average net assets:
Net investment income (loss)	(1.07%)	(1.11%)	(1.34%)	(1.25%)	(1.39%)	(1.21%)	(0.99%)
Total expenses	2.56%	2.50%	2.51%	2.51%	2.64%	2.53%	2.57%
Portfolio turnover rate	225%	396%	— [f]	548%	311%	145%	187%

18 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.
H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Period Ended March 28, 2013[b,c]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$58.52	$40.88	$33.76	$26.16	$27.31	$22.03	$15.10
Income (loss) from investment operations:
Net investment income (loss)[d]	(.09)	(.19)	(.06)	(.18)	(.21)	(.14)	(.07)
Net gain (loss) on investments (realized and unrealized)	6.79	17.83	7.18	7.78	(.94)	5.42	7.02
Total from investment operations	6.70	17.64	7.12	7.60	(1.15)	5.28	6.95
Less distributions from:
Net investment income	—	—	—	—	—	—	(.02)
Total distributions	—	—	—	—	—	—	(.02)
Net asset value, end of period	$65.22	$58.52	$40.88	$33.76	$26.16	$27.31	$22.03

Total Return[e]	11.45%	43.12%	21.12%	29.05%	(4.21%)	23.97%	46.00%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$122,837	$115,683	$76,933	$64,617	$174,336	$138,289	$290,100
Ratios to average net assets:
Net investment income (loss)	(0.29%)	(0.38%)	(0.61%)	(0.58%)	(0.76%)	(0.61%)	(0.45%)
Total expenses	1.81%	1.74%	1.76%	1.76%	1.89%	1.78%	1.81%
Portfolio turnover rate	225%	396%	— [f]	548%	311%	145%	187%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	The Fund changed its fiscal year end from December to March in 2013.
[d]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[f]	Less than 1%.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 19

FUND PROFILE (Unaudited)	September 30, 2014

INVERSE S&P 500® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the S&P 500® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 7, 2001
H-Class	May 19, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

20 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
INVERSE S&P 500® 2x STRATEGY FUND

	Face Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 41.7%
Farmer Mac1
0.07% due 10/30/14	$10,000,000	$9,999,900
0.07% due 11/12/14	5,000,000	4,999,925
0.12% due 05/01/15	5,000,000	4,998,675
Total Farmer Mac		19,998,500
Total Federal Agency Discount Notes
(Cost $19,995,494)		19,998,500

REPURCHASE AGREEMENTS††,2 - 30.3%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	3,773,503	3,773,503
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	3,372,457	3,372,457
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	2,910,988	2,910,988
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	2,803,174	2,803,174
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/143	1,650,000	1,650,000
Total Repurchase Agreements
(Cost $14,510,122)		14,510,122

Total Investments - 72.0%
(Cost $34,505,616)		$34,508,622
Other Assets & Liabilities, net - 28.0%		13,389,916
Total Net Assets - 100.0%		$47,898,538

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2014 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $1,473,563)	15	$7,371

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc October 2014 S&P 500 Index Swap, Terminating 10/31/144 (Notional Value $8,129,687)	4,122	$38,808
Credit Suisse Capital, LLC October 2014 S&P 500 Index Swap, Terminating 10/29/144 (Notional Value $8,499,937)	4,310	(23,848)
Goldman Sachs International October 2014 S&P 500 Index Swap, Terminating 10/28/144 (Notional Value $77,452,088)	39,270	(241,285)
(Total Notional Value $94,081,712)		$(226,325)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
2	Repurchase Agreements — See Note 5.
3	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
4	Total Return based on S&P 500 Index +/- financing at a variable rate.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 21

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value (cost $19,995,494)	$19,998,500
Repurchase agreements, at value (cost $14,510,122)	14,510,122
Total investments (cost $34,505,616)	34,508,622
Segregated cash with broker	12,058,735
Unrealized appreciation on swap agreements	38,808
Receivables:
Fund shares sold	3,971,216
Variation margin	3,562
Total assets	50,580,943

Liabilities:
Unrealized depreciation on swap agreements	265,133
Payable for:
Fund shares redeemed	2,318,934
Management fees	31,012
Swap settlement	18,706
Distribution and service fees	9,974
Transfer agent and administrative fees	8,614
Portfolio accounting fees	5,169
Miscellaneous	24,863
Total liabilities	2,682,405
Net assets	$47,898,538

Net assets consist of:
Paid in capital	$382,559,230
Accumulated net investment loss	(597,201)
Accumulated net realized loss on investments	(333,847,543)
Net unrealized depreciation on investments	(215,948)
Net assets	$47,898,538

A-Class:
Net assets	$2,353,581
Capital shares outstanding	84,945
Net asset value per share	$27.71
Maximum offering price per share (Net asset value divided by 95.25%)	$29.09

C-Class:
Net assets	$2,252,501
Capital shares outstanding	90,115
Net asset value per share	$25.00

H-Class:
Net assets	$43,292,456
Capital shares outstanding	1,557,606
Net asset value per share	$27.79

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Interest	$9,211
Total investment income	9,211

Expenses:
Management fees	211,657
Transfer agent and administrative fees	58,795
Distribution and service fees:
A-Class	3,559
C-Class	12,142
H-Class	52,201
Portfolio accounting fees	35,277
Registration fees	21,697
Custodian fees	2,746
Trustees’ fees*	1,830
Miscellaneous	28,704
Total expenses	428,608
Net investment loss	(419,397)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(7,695,998)
Futures contracts	(204,256)
Net realized loss	(7,900,254)
Net change in unrealized appreciation (depreciation) on:
Investments	(466)
Swap agreements	316,616
Futures contracts	18,843
Net change in unrealized appreciation (depreciation)	334,993
Net realized and unrealized loss	(7,565,261)
Net decrease in net assets resulting from operations	$(7,984,658)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

22 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(419,397)	$(1,006,480)
Net realized loss on investments	(7,900,254)	(25,106,608)
Net change in unrealized appreciation (depreciation) on investments	334,993	(140,581)
Net decrease in net assets resulting from operations	(7,984,658)	(26,253,669)

Capital share transactions:
Proceeds from sale of shares
A-Class	17,016,030	42,569,835
C-Class	33,216,983	96,765,535
H-Class	413,326,192	1,284,716,561
Cost of shares redeemed
A-Class	(16,273,225)	(43,560,012)
C-Class	(32,794,936)	(96,831,512)
H-Class	(395,532,997)	(1,284,828,765)
Net increase (decrease) from capital share transactions	18,958,047	(1,168,358)
Net increase (decrease) in net assets	10,973,389	(27,422,027)

Net assets:
Beginning of period	36,925,149	64,347,176
End of period	$47,898,538	$36,925,149
Accumulated net investment loss at end of period	$(597,201)	$(177,804)

Capital share activity:
Shares sold
A-Class	581,775	1,058,867 *
C-Class	1,252,964	2,700,145 *
H-Class	14,002,560	31,396,431 *
Shares redeemed
A-Class	(562,285)	(1,091,681)*
C-Class	(1,239,507)	(2,707,887)*
H-Class	(13,460,872)	(31,486,217)*
Net increase (decrease) in shares	574,635	(130,342)*

*
Reverse Share Split — Capital share activity for the period presented through February 21, 2014 has been restated to reflect a 1:7 reverse share split effective February 21, 2014. See Note 12 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 23

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[b,c,f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[f]	Year Ended December 31, 2010[f]	Year Ended December 31, 2009[f]
Per Share Data
Net asset value, beginning of period	$31.99	$50.07	$62.00	$89.18	$111.65	$166.39	$336.95
Income (loss) from investment operations:
Net investment income (loss)[d]	(.25)	(.69)	(.21)	(1.12)	(1.89)	(2.38)	(4.27)
Net gain (loss) on investments (realized and unrealized)	(4.03)	(17.39)	(11.72)	(26.06)	(20.58)	(52.36)	(166.15)
Total from investment operations	(4.28)	(18.08)	(11.93)	(27.18)	(22.47)	(54.74)	(170.42)
Less distributions from:
Net investment income	—	—	—	—	—	—	(.14)
Total distributions	—	—	—	—	—	—	(.14)
Net asset value, end of period	$27.71	$31.99	$50.07	$62.00	$89.18	$111.65	$166.39

Total Return[e]	(13.38%)	(36.08%)	(19.30%)	(30.46%)	(20.13%)	(32.90%)	(50.58%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,354	$2,094	$4,921	$5,295	$6,138	$6,902	$7,069
Ratios to average net assets:
Net investment income (loss)	(1.74%)	(1.70%)	(1.66%)	(1.62%)	(1.84%)	(1.60%)	(1.60%)
Total expenses	1.78%	1.74%	1.75%	1.75%	1.93%	1.79%	1.80%
Portfolio turnover rate	—	—	—	—	—	—	—

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[b,c,f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[f]	Year Ended December 31, 2010[f]	Year Ended December 31, 2009[f]
Per Share Data
Net asset value, beginning of period	$28.97	$45.66	$56.60	$81.96	$103.28	$154.89	$316.14
Income (loss) from investment operations:
Net investment income (loss)[d]	(.34)	(.91)	(.28)	(1.54)	(2.38)	(3.08)	(5.53)
Net gain (loss) on investments (realized and unrealized)	(3.63)	(15.78)	(10.66)	(23.82)	(18.94)	(48.53)	(155.58)
Total from investment operations	(3.97)	(16.69)	(10.94)	(25.36)	(21.32)	(51.61)	(161.11)
Less distributions from:
Net investment income	—	—	—	—	—	—	(.14)
Total distributions	—	—	—	—	—	—	(.14)
Net asset value, end of period	$25.00	$28.97	$45.66	$56.60	$81.96	$103.28	$154.89

Total Return[e]	(13.74%)	(36.52%)	(19.41%)	(30.91%)	(20.61%)	(33.35%)	(50.95%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,253	$2,221	$3,854	$4,187	$6,860	$8,654	$14,720
Ratios to average net assets:
Net investment income (loss)	(2.49%)	(2.45%)	(2.39%)	(2.37%)	(2.58%)	(2.35%)	(2.39%)
Total expenses	2.53%	2.49%	2.47%	2.50%	2.68%	2.54%	2.59%
Portfolio turnover rate	—	—	—	—	—	—	—

24 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE S&P 500® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[b,c,f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[f]	Year Ended December 31, 2010[f]	Year Ended December 31, 2009[f]
Per Share Data
Net asset value, beginning of period	$32.10	$50.26	$62.19	$89.41	$111.81	$166.55	$337.17
Income (loss) from investment operations:
Net investment income (loss)[d]	(.26)	(.69)	(.21)	(1.19)	(1.89)	(2.38)	(4.20)
Net gain (loss) on investments (realized and unrealized)	(4.05)	(17.47)	(11.72)	(26.03)	(20.51)	(52.36)	(166.28)
Total from investment operations	(4.31)	(18.16)	(11.93)	(27.22)	(22.40)	(54.74)	(170.48)
Less distributions from:
Net investment income	—	—	—	—	—	—	(.14)
Total distributions	—	—	—	—	—	—	(.14)
Net asset value, end of period	$27.79	$32.10	$50.26	$62.19	$89.41	$111.81	$166.55

Total Return[e]	(13.43%)	(36.13%)	(19.14%)	(30.46%)	(20.04%)	(32.87%)	(50.57%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$43,292	$32,610	$55,573	$52,066	$73,750	$130,109	$122,431
Ratios to average net assets:
Net investment income (loss)	(1.75%)	(1.70%)	(1.67%)	(1.64%)	(1.83%)	(1.61%)	(1.62%)
Total expenses	1.78%	1.74%	1.76%	1.76%	1.93%	1.79%	1.81%
Portfolio turnover rate	—	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	The Fund changed its fiscal year end from December to March in 2013.
[d]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[f]
Reverse Share Split — Per share amounts for the periods presented through February 21, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014. See Note 12 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 25

FUND PROFILE (Unaudited)	September 30, 2014

NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	November 20, 2000
H-Class	May 24, 2000

Ten Largest Holdings (% of Total Net Assets)
Apple, Inc.	11.2%
Microsoft Corp.	7.1%
Google, Inc. — Class C	3.6%
Intel Corp.	3.2%
Google, Inc. — Class A	3.1%
Gilead Sciences, Inc.	3.0%
Facebook, Inc. — Class A	3.0%
Amazon.com, Inc.	2.8%
Cisco Systems, Inc.	2.4%
QUALCOMM, Inc.	2.3%
Top Ten Total	41.7%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

26 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 84.0%

TECHNOLOGY - 34.0%
Apple, Inc.	503,583	$50,735,988
Microsoft Corp.	692,976	32,126,367
Intel Corp.	416,382	14,498,421
QUALCOMM, Inc.	140,954	10,539,131
Texas Instruments, Inc.	89,782	4,281,704
Micron Technology, Inc.*	90,057	3,085,353
Adobe Systems, Inc.*	41,830	2,894,218
Cognizant Technology Solutions Corp. — Class A*	51,127	2,288,956
Applied Materials, Inc.	102,468	2,214,334
Intuit, Inc.	23,875	2,092,644
Western Digital Corp.	19,680	1,915,258
SanDisk Corp.	18,858	1,847,141
Avago Technologies Ltd.	21,170	1,841,790
Broadcom Corp. — Class A	45,501	1,839,150
Cerner Corp.*	28,683	1,708,646
Seagate Technology plc	27,485	1,574,066
NXP Semiconductor N.V.*	20,072	1,373,527
Fiserv, Inc.*	20,959	1,354,685
Paychex, Inc.	30,537	1,349,735
Analog Devices, Inc.	26,425	1,307,773
Activision Blizzard, Inc.	60,341	1,254,489
NetApp, Inc.	26,850	1,153,476
Check Point Software Technologies Ltd.*	16,045	1,110,956
KLA-Tencor Corp.	13,908	1,095,672
Autodesk, Inc.*	19,164	1,055,936
CA, Inc.	37,430	1,045,794
Citrix Systems, Inc.*	13,832	986,775
Xilinx, Inc.	22,579	956,221
Altera Corp.	25,985	929,743
Akamai Technologies, Inc.*	14,984	896,043
Linear Technology Corp.	20,059	890,419
NVIDIA Corp.	45,575	840,859
Maxim Integrated Products, Inc.	23,879	722,101
Total Technology		153,807,371

COMMUNICATIONS - 27.8%
Google, Inc. — Class C*	28,444	16,422,428
Google, Inc. — Class A*	23,830	14,021,810
Facebook, Inc. — Class A*	169,467	13,394,672
Amazon.com, Inc.*	38,857	12,529,050
Cisco Systems, Inc.	430,821	10,843,765
Comcast Corp. — Class A	180,781	9,722,401
eBay, Inc.*	104,387	5,911,436
Priceline Group, Inc.*	4,411	5,110,497
Baidu, Inc. ADR*	23,280	5,080,394
Twenty-First Century Fox, Inc. — Class A	117,029	4,012,924
DIRECTV*	42,238	3,654,432
Yahoo!, Inc.*	83,647	3,408,615
Viacom, Inc. — Class B	31,291	2,407,530
Netflix, Inc.*	5,054	2,280,264
Sirius XM Holdings, Inc.*,1	477,008	1,664,758
Vodafone Group plc ADR	42,151	1,386,346
Charter Communications, Inc. — Class A*	9,137	1,383,068
Symantec Corp.	58,069	1,365,202
DISH Network Corp. — Class A*	18,689	1,206,936
SBA Communications Corp. — Class A*	10,849	1,203,154
Liberty Interactive Corp. — Class A*	38,069	1,085,728
TripAdvisor, Inc.*	10,932	999,403
VimpelCom Ltd. ADR	135,282	976,736
Equinix, Inc.*	4,474	950,636
Liberty Media Corp. — Class C*	19,231	903,665
Expedia, Inc.	9,620	842,904
Liberty Global plc — Class A*	18,074	768,868
F5 Networks, Inc.*	6,231	739,869
Discovery Communications, Inc. — Class C*	12,677	472,599
Discovery Communications, Inc. — Class A*	12,477	471,631
Liberty Media Corp. — Class A*	8,785	414,476
Total Communications		125,636,197

CONSUMER, NON-CYCLICAL - 15.7%
Gilead Sciences, Inc.*	127,132	13,533,201
Amgen, Inc.	63,883	8,973,006
Biogen Idec, Inc.*	19,860	6,569,887
Celgene Corp.*	67,239	6,372,912
Mondelez International, Inc. — Class A	141,784	4,858,229
Express Scripts Holding Co.*	62,693	4,428,006
Automatic Data Processing, Inc.	40,445	3,360,171
Regeneron Pharmaceuticals, Inc.*	8,333	3,004,213
Kraft Foods Group, Inc.	49,953	2,817,349
Alexion Pharmaceuticals, Inc.*	16,636	2,758,582
Vertex Pharmaceuticals, Inc.*	20,023	2,248,783
Illumina, Inc.*	11,724	1,921,798
Keurig Green Mountain, Inc.	13,660	1,777,576
Mylan, Inc.*	31,458	1,431,024
Intuitive Surgical, Inc.*	3,023	1,396,082
Monster Beverage Corp.*	14,060	1,288,880
Whole Foods Market, Inc.	30,381	1,157,820
Verisk Analytics, Inc. — Class A*	14,001	852,521
Henry Schein, Inc.*	7,134	830,897
Catamaran Corp.*	17,444	735,265
Automatic Data Processing, Inc.*	5,330	388,824
Total Consumer, Non-cyclical		70,705,026

CONSUMER, CYCLICAL - 5.5%
Starbucks Corp.	63,176	4,767,261
Costco Wholesale Corp.	36,861	4,619,420
Tesla Motors, Inc.*	10,481	2,543,529
Marriott International, Inc. — Class A	24,437	1,708,146
PACCAR, Inc.	29,836	1,696,923
Wynn Resorts Ltd.	8,523	1,594,483
Ross Stores, Inc.	17,795	1,344,946

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
NASDAQ-100® 2x STRATEGY FUND

	Shares	Value

O’Reilly Automotive, Inc.*	8,727	$1,312,192
Fastenal Co.	24,959	1,120,659
Bed Bath & Beyond, Inc.*	16,984	1,118,057
Dollar Tree, Inc.*	17,293	969,619
Mattel, Inc.	28,413	870,858
Tractor Supply Co.	11,579	712,224
Staples, Inc.	54,178	655,554
Total Consumer, Cyclical		25,033,871

INDUSTRIAL - 0.7%
Garmin Ltd.1	16,199	842,186
Stericycle, Inc.*	7,133	831,422
CH Robinson Worldwide, Inc.	12,376	820,777
Expeditors International of Washington, Inc.	16,409	665,877
Total Industrial		3,160,262

BASIC MATERIALS - 0.3%
Sigma-Aldrich Corp.	10,006	1,360,916

Total Common Stocks
(Cost $316,318,865)		379,703,643

	Face Amount

REPURCHASE AGREEMENTS††,2 - 7.3%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$9,144,456	9,144,456
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	8,172,586	8,172,586
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	7,054,294	7,054,294
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	6,793,024	6,793,024
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/143	2,000,000	2,000,000
Total Repurchase Agreements
(Cost $33,164,360)		33,164,360

SECURITIES LENDING COLLATERAL††,4 - 0.3%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	1,035,401	1,035,401
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	169,738	169,738
Total Securities Lending Collateral
(Cost $1,205,139)		1,205,139

Total Investments - 91.6%
(Cost $350,688,364)		$414,073,142

	Shares

COMMON STOCKS SOLD SHORT† - (0.1)%

TECHNOLOGY - (0.1)%
CDK Global, Inc.*	12,700	(388,493)
Total Common Stocks Sold Short
(Proceeds $388,520)		(388,493)
Other Assets & Liabilities, net - 8.5%		38,169,574
Total Net Assets - 100.0%		$451,854,223

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $194,354,640)	2,403	$(1,201,342)

28 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
NASDAQ-100® 2x STRATEGY FUND

	Units	Unrealized Gain (Loss)

OTC EQUITY INDEX SWAP AGREEMENTS††
Goldman Sachs International October 2014 NASDAQ-100 Index Swap, Terminating 10/28/145 (Notional Value $51,797,774)	12,791	$285,214
Credit Suisse Capital, LLC October 2014 NASDAQ-100 Index Swap, Terminating 10/29/145 (Notional Value $33,041,245)	8,160	236,300
Barclays Bank plc October 2014 NASDAQ-100 Index Swap, Terminating 10/31/145 (Notional Value $248,201,662)	61,293	(183,829)
(Total Notional Value $333,040,681)		$337,685

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
4	Securities lending collateral — See Note 6.
5	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.
ADR — American Depository Receipt
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 29

NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value - including $1,324,029 of securities loaned(cost $316,318,865)	$379,703,643
Repurchase agreements, at value (cost $34,369,499)	34,369,499
Total investments (cost $350,688,364)	414,073,142
Segregated cash with broker	44,405,054
Cash	9,933,090
Unrealized appreciation on swap agreements	521,514
Receivables:
Fund shares sold	13,726,165
Variation margin	408,510
Securities sold	388,520
Dividends	178,177
Swap settlement	19,074
Foreign taxes reclaim	3,408
Securities lending income	278
Total assets	483,656,932

Liabilities:
Securities sold short, at value (proceeds $388,520)	388,493
Unrealized depreciation on swap agreements	183,829
Payable for:
Securities purchased	22,351,554
Fund shares redeemed	6,635,155
Upon return of securities loaned	1,402,625
Management fees	334,036
Distribution and service fees	104,535
Transfer agent and administrative fees	92,788
Portfolio accounting fees	55,673
Miscellaneous	254,021
Total liabilities	31,802,709
Net assets	$451,854,223

Net assets consist of:
Paid in capital	$335,078,278
Accumulated net investment loss	(1,610,296)
Accumulated net realized gain on investments	55,865,093
Net unrealized appreciation on investments	62,521,148
Net assets	$451,854,223

A-Class:
Net assets	$16,330,744
Capital shares outstanding	48,190
Net asset value per share	$338.88
Maximum offering price per share (Net asset value divided by 95.25%)	$355.78

C-Class:
Net assets	$19,675,642
Capital shares outstanding	67,214
Net asset value per share	$292.73

H-Class:
Net assets	$415,847,837
Capital shares outstanding	1,227,165
Net asset value per share	$338.87

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends	$1,718,619
Interest	2,763
Income from securities lending, net	1,580
Total investment income	1,722,962

Expenses:
Management fees	1,614,674
Transfer agent and administrative fees	448,521
Distribution and service fees:
A-Class	16,754
C-Class	89,851
H-Class	409,306
Portfolio accounting fees	269,114
Custodian fees	20,954
Trustees’ fees*	13,215
Line of credit interest expense	684
Miscellaneous	451,710
Total expenses	3,334,783
Net investment loss	(1,611,821)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	11,150,163
Swap agreements	40,713,110
Futures contracts	12,025,769
Net realized gain	63,889,042
Net change in unrealized appreciation (depreciation) on:
Investments	23,857,646
Securities sold short	27
Swap agreements	(1,769,601)
Futures contracts	(837,304)
Net change in unrealized appreciation (depreciation)	21,250,768
Net realized and unrealized gain	85,139,810
Net increase in net assets resulting from operations	$83,527,989

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

30 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,611,821)	$(2,537,949)
Net realized gain on investments	63,889,042	182,427,589
Net change in unrealized appreciation (depreciation) on investments	21,250,768	(18,480,728)
Net increase in net assets resulting from operations	83,527,989	161,408,912

Distributions to shareholders from:
Net realized gains
A-Class	—	(725,052)
C-Class	—	(1,197,255)
H-Class	—	(33,765,874)
Total distributions to shareholders	—	(35,688,181)

Capital share transactions:
Proceeds from sale of shares
A-Class	18,333,919	19,534,663
C-Class	39,068,468	77,732,691
H-Class	1,945,865,748	3,713,584,847
Distributions reinvested
A-Class	—	681,011
C-Class	—	1,141,376
H-Class	—	32,099,063
Cost of shares redeemed
A-Class	(16,389,080)	(18,304,068)
C-Class	(40,203,819)	(79,026,359)
H-Class	(1,889,210,650)	(3,890,933,624)
Net increase (decrease) from capital share transactions	57,464,586	(143,490,400)
Net increase (decrease) in net assets	140,992,575	(17,769,669)

Net assets:
Beginning of period	310,861,648	328,631,317
End of period	$451,854,223	$310,861,648
Accumulated net investment loss/Undistributed net investment income at end of period	$(1,610,296)	$1,525

Capital share activity:
Shares sold
A-Class	59,532	75,920
C-Class	147,511	379,181
H-Class	6,460,715	16,344,280
Shares issued from reinvestment of distributions
A-Class	—	2,719
C-Class	—	5,243
H-Class	—	128,160
Shares redeemed
A-Class	(53,938)	(71,756)
C-Class	(152,346)	(385,126)
H-Class	(6,283,313)	(17,154,118)
Net increase (decrease) in shares	178,161	(675,497)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 31

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Period Ended March 28, 2013[b,c]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009[f]
Per Share Data
Net asset value, beginning of period	$269.19	$179.47	$160.58	$119.78	$120.86	$88.62	$40.54
Income (loss) from investment operations:
Net investment income (loss)[d]	(1.20)	(1.54)	(.36)	(1.06)	(1.62)	(1.08)	(.73)
Net gain (loss) on investments (realized and unrealized)	70.89	109.54	19.25	41.86	.54	33.32	48.81
Total from investment operations	69.69	108.00	18.89	40.80	(1.08)	32.24	48.08
Less distributions from:
Net realized gains	—	(18.28)	—	—	—	—	—
Total distributions	—	(18.28)	—	—	—	—	—
Net asset value, end of period	$338.88	$269.19	$179.47	$160.58	$119.78	$120.86	$88.62

Total Return[e]	25.89%	60.94%	11.76%	34.07%	(0.89%)	36.37%	118.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,331	$11,466	$6,409	$5,865	$4,458	$7,890	$10,134
Ratios to average net assets:
Net investment income (loss)	(0.78%)	(0.65%)	(0.84%)	(0.66%)	(1.27%)	(1.15%)	(1.25%)
Total expenses	1.82%	1.76%	1.79%	1.78%	1.92%	1.82%	1.85%
Portfolio turnover rate	130%	346%	71%	307%	164%	121%	78%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Period Ended March 28, 2013[b,c]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009[f]
Per Share Data
Net asset value, beginning of period	$233.41	$158.38	$141.97	$106.78	$108.57	$80.21	$37.03
Income (loss) from investment operations:
Net investment income (loss)[d]	(2.00)	(2.84)	(.59)	(2.08)	(2.30)	(1.60)	(1.07)
Net gain (loss) on investments (realized and unrealized)	61.32	96.15	17.00	37.27	.51	29.96	44.25
Total from investment operations	59.32	93.31	16.41	35.19	(1.79)	28.36	43.18
Less distributions from:
Net realized gains	—	(18.28)	—	—	—	—	—
Total distributions	—	(18.28)	—	—	—	—	—
Net asset value, end of period	$292.73	$233.41	$158.38	$141.97	$106.78	$108.57	$80.21

Total Return[e]	25.41%	59.75%	11.57%	32.96%	(1.64%)	35.33%	116.61%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$19,676	$16,817	$11,522	$11,640	$15,920	$20,058	$19,475
Ratios to average net assets:
Net investment income (loss)	(1.53%)	(1.40%)	(1.58%)	(1.49%)	(2.03%)	(1.88%)	(2.02%)
Total expenses	2.57%	2.52%	2.54%	2.55%	2.68%	2.57%	2.60%
Portfolio turnover rate	130%	346%	71%	307%	164%	121%	78%

32 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Period Ended March 28, 2013[b,c]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009[f]
Per Share Data
Net asset value, beginning of period	$269.18	$179.45	$160.57	$119.86	$120.94	$88.62	$40.54
Income (loss) from investment operations:
Net investment income (loss)[d]	(1.35)	(1.54)	(.41)	(1.24)	(1.59)	(1.07)	(.74)
Net gain (loss) on investments (realized and unrealized)	71.04	109.55	19.29	41.95	.51	33.39	48.82
Total from investment operations	69.69	108.01	18.88	40.71	(1.08)	32.32	48.08
Less distributions from:
Net realized gains	—	(18.28)	—	—	—	—	—
Total distributions	—	(18.28)	—	—	—	—	—
Net asset value, end of period	$338.87	$269.18	$179.45	$160.57	$119.86	$120.94	$88.62

Total Return[e]	25.89%	60.95%	11.77%	33.98%	(0.90%)	36.46%	118.60%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$415,848	$282,578	$310,700	$131,996	$117,112	$236,196	$193,465
Ratios to average net assets:
Net investment income (loss)	(0.87%)	(0.67%)	(0.95%)	(0.76%)	(1.24%)	(1.13%)	(1.29%)
Total expenses	1.82%	1.77%	1.80%	1.80%	1.92%	1.82%	1.84%
Portfolio turnover rate	130%	346%	71%	307%	164%	121%	78%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	The Fund changed its fiscal year end from December to March in 2013.
[d]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[f]	Reverse Share Split — Per share amounts for the period presented through April 19, 2009 have been restated to reflect a 1:5 reverse share split effective April 20, 2009.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 33

FUND PROFILE (Unaudited)	September 30, 2014

INVERSE NASDAQ-100® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the NASDAQ-100 Index® (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	March 8, 2001
H-Class	May 23, 2000

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

34 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
INVERSE NASDAQ-100® 2x STRATEGY FUND

	Face Amount	Value

FEDERAL AGENCY DISCOUNT NOTES†† - 33.3%
Federal Farm Credit Bank1
0.10% due 03/12/15	$5,000,000	$4,999,325
Farmer Mac1
0.12% due 05/01/15	5,000,000	4,998,675
Total Federal Agency Discount Notes
(Cost $9,994,201)		9,998,000

REPURCHASE AGREEMENTS††,2 - 33.4%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	2,669,588	2,669,588
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	2,385,865	2,385,865
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	2,059,397	2,059,397
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	1,983,123	1,983,123
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/143	950,000	950,000
Total Repurchase Agreements
(Cost $10,047,973)		10,047,973

Total Investments - 66.7%
(Cost $20,042,174)		$20,045,973
Other Assets & Liabilities, net - 33.3%		10,007,011
Total Net Assets - 100.0%		$30,052,984

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2014 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $1,617,600)	20	$18,977

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc October 2014 NASDAQ-100 Index Swap, Terminating 10/31/144 (Notional Value $10,999,839)	2,716	$7,667
Goldman Sachs International October 2014 NASDAQ-100 Index Swap, Terminating 10/28/144 (Notional Value $16,295,201)	4,024	(33,201)
Credit Suisse Capital, LLC October 2014 NASDAQ-100 Index Swap, Terminating 10/29/144 (Notional Value $31,146,625)	7,692	(216,226)
(Total Notional Value $58,441,665)		$(241,760)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
2	Repurchase Agreements — See Note 5.
3	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
4	Total return based on NASDAQ-100 Index +/- financing at a variable rate.
plc — Public Limited Company

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 35

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value (cost $9,994,201)	$9,998,000
Repurchase agreements, at value (cost $10,047,973)	10,047,973
Total investments (cost $20,042,174)	20,045,973
Segregated cash with broker	6,457,985
Unrealized appreciation on swap agreements	7,667
Receivables:
Fund shares sold	5,161,602
Swap settlement	23,867
Total assets	31,697,094

Liabilities:
Unrealized depreciation on swap agreements	249,427
Payable for:
Fund shares redeemed	1,335,939
Management fees	20,027
Distribution and service fees	6,117
Transfer agent and administrative fees	5,563
Variation margin	3,400
Portfolio accounting fees	3,338
Miscellaneous	20,299
Total liabilities	1,644,110
Net assets	$30,052,984

Net assets consist of:
Paid in capital	$368,764,496
Accumulated net investment loss	(441,861)
Accumulated net realized loss on investments	(338,050,667)
Net unrealized depreciation on investments	(218,984)
Net assets	$30,052,984

A-Class:
Net assets	$392,130
Capital shares outstanding	16,891
Net asset value per share	$23.21
Maximum offering price per share (Net asset value divided by 95.25%)	$24.37

C-Class:
Net assets	$851,308
Capital shares outstanding	40,822
Net asset value per share	$20.85

H-Class:
Net assets	$28,809,546
Capital shares outstanding	1,240,826
Net asset value per share	$23.22
STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Interest	$6,084
Total investment income	6,084

Expenses:
Management fees	153,361
Transfer agent and administrative fees	42,601
Distribution and service fees:
A-Class	710
C-Class	5,428
H-Class	40,535
Portfolio accounting fees	25,561
Custodian fees	1,989
Trustees’ fees*	1,379
Line of credit interest expense	144
Miscellaneous	44,934
Total expenses	316,642
Net investment loss	(310,558)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(7,967,447)
Futures contracts	(154,951)
Net realized loss	(8,122,398)
Net change in unrealized appreciation (depreciation) on:
Investments	1,955
Swap agreements	(343,048)
Futures contracts	51,121
Net change in unrealized appreciation (depreciation)	(289,972)
Net realized and unrealized loss	(8,412,370)
Net decrease in net assets resulting from operations	$(8,722,928)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

36 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(310,558)	$(655,253)
Net realized loss on investments	(8,122,398)	(22,987,986)
Net change in unrealized appreciation (depreciation) on investments	(289,972)	414,557
Net decrease in net assets resulting from operations	(8,722,928)	(23,228,682)

Capital share transactions:
Proceeds from sale of shares
A-Class	9,992,278	3,806,962
C-Class	21,644,608	44,604,729
H-Class	833,704,951	1,512,697,142
Cost of shares redeemed
A-Class	(10,062,968)	(3,543,100)
C-Class	(21,844,589)	(44,160,517)
H-Class	(822,222,845)	(1,513,568,112)
Net increase (decrease) from capital share transactions	11,211,435	(162,896)
Net increase (decrease) in net assets	2,488,507	(23,391,578)

Net assets:
Beginning of period	27,564,477	50,956,055
End of period	$30,052,984	$27,564,477
Accumulated net investment loss at end of period	$(441,861)	$(131,303)

Capital share activity:
Shares sold
A-Class	373,961	105,668 *
C-Class	905,322	1,291,590 *
H-Class	31,345,184	38,483,912 *
Shares redeemed
A-Class	(376,599)	(97,229)*
C-Class	(913,119)	(1,275,644)*
H-Class	(30,938,386)	(38,542,238)*
Net increase (decrease) in shares	396,363	(33,941)*

*
Reverse Share Split — Capital share activity for the period presented through February 21, 2014 has been restated to reflect a 1:7 reverse share split effective February 21, 2014. See Note 12 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 37

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[g]	Period Ended March 28, 2013[b,c,g]	Year Ended December 31, 2012[g]	Year Ended December 31, 2011[f,g]	Year Ended December 31, 2010[f,g]	Year Ended December 31, 2009[f,g]
Per Share Data
Net asset value, beginning of period	$30.75	$54.59	$62.44	$95.64	$124.60	$204.96	$613.76
Income (loss) from investment operations:
Net investment income (loss)[d]	(.24)	(.69)	(.28)	(1.12)	(1.96)	(3.08)	(6.72)
Net gain (loss) on investments (realized and unrealized)	(7.30)	(23.15)	(7.57)	(32.08)	(27.00)	(77.28)	(402.08)
Total from investment operations	(7.54)	(23.84)	(7.85)	(33.20)	(28.96)	(80.36)	(408.80)
Net asset value, end of period	$23.21	$30.75	$54.59	$62.44	$95.64	$124.60	$204.96

Total Return[e]	(24.52%)	(43.68%)	(12.56%)	(34.70%)	(23.26%)	(39.21%)	(66.61%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$392	$601	$605	$881	$2,346	$1,045	$1,282
Ratios to average net assets:
Net investment income (loss)	(1.79%)	(1.72%)	(1.72%)	(1.67%)	(1.84%)	(1.66%)	(1.67%)
Total expenses	1.82%	1.76%	1.80%	1.78%	1.92%	1.82%	1.83%
Portfolio turnover rate	—	—	—	—	—	—	—

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[g]	Period Ended March 28, 2013[b,c,g]	Year Ended December 31, 2012[g]	Year Ended December 31, 2011[f,g]	Year Ended December 31, 2010[f,g]	Year Ended December 31, 2009[f,g]
Per Share Data
Net asset value, beginning of period	$27.69	$49.67	$56.90	$88.42	$115.64	$191.24	$577.36
Income (loss) from investment operations:
Net investment income (loss)[d]	(.32)	(.91)	(.35)	(1.54)	(2.66)	(3.64)	(7.84)
Net gain (loss) on investments (realized and unrealized)	(6.52)	(21.07)	(6.88)	(29.98)	(24.56)	(71.96)	(378.28)
Total from investment operations	(6.84)	(21.98)	(7.23)	(31.52)	(27.22)	(75.60)	(386.12)
Net asset value, end of period	$20.85	$27.69	$49.67	$56.90	$88.42	$115.64	$191.24

Total Return[e]	(24.70%)	(44.29%)	(12.67%)	(35.63%)	(23.55%)	(39.53%)	(66.88%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$851	$1,346	$1,623	$2,146	$4,084	$3,485	$4,879
Ratios to average net assets:
Net investment income (loss)	(2.52%)	(2.50%)	(2.38%)	(2.39%)	(2.67%)	(2.41%)	(2.39%)
Total expenses	2.56%	2.54%	2.45%	2.50%	2.68%	2.57%	2.59%
Portfolio turnover rate	—	—	—	—	—	—	—

38 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE NASDAQ-100® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[g]	Period Ended March 28, 2013[b,c,g]	Year Ended December 31, 2012[g]	Year Ended December 31, 2011[f,g]	Year Ended December 31, 2010[f,g]	Year Ended December 31, 2009[f,g]
Per Share Data
Net asset value, beginning of period	$30.72	$54.61	$62.45	$95.88	$124.32	$204.68	$612.92
Income (loss) from investment operations:
Net investment income (loss)[d]	(.24)	(.70)	(.28)	(1.12)	(2.03)	(2.80)	(5.88)
Net gain (loss) on investments (realized and unrealized)	(7.26)	(23.19)	(7.56)	(32.31)	(26.41)	(77.56)	(402.36)
Total from investment operations	(7.50)	(23.89)	(7.84)	(33.43)	(28.44)	(80.36)	(408.24)
Net asset value, end of period	$23.22	$30.72	$54.61	$62.45	$95.88	$124.32	$204.68

Total Return[e]	(24.39%)	(43.75%)	(12.56%)	(34.84%)	(22.92%)	(39.26%)	(66.61%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,810	$25,617	$48,728	$29,499	$43,686	$53,747	$62,049
Ratios to average net assets:
Net investment income (loss)	(1.80%)	(1.75%)	(1.73%)	(1.67%)	(1.86%)	(1.66%)	(1.69%)
Total expenses	1.84%	1.78%	1.81%	1.79%	1.93%	1.82%	1.84%
Portfolio turnover rate	—	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	The Fund changed its fiscal year end from December to March in 2013.
[d]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[f]	Reverse Share Split — Per Share amounts for the periods presented through December 2, 2011 have been restated to reflect a 1:4 reverse share split effective December 2, 2011.
[g]
Reverse Share Split — Per share amounts for the periods presented through February 21, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014. See Note 12 in Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 39

FUND PROFILE (Unaudited)	September 30, 2014

DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match the performance, before fees and expenses, of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

Ten Largest Holdings (% of Total Net Assets)
Visa, Inc. — Class A	4.7%
International Business Machines Corp.	4.2%
Goldman Sachs Group, Inc.	4.1%
3M Co.	3.1%
Boeing Co.	2.8%
Chevron Corp.	2.7%
Johnson & Johnson	2.4%
United Technologies Corp.	2.3%
Caterpillar, Inc.	2.2%
McDonald’s Corp.	2.1%
Top Ten Total	30.6%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

40 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
DOW 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 58.9%

FINANCIAL - 14.2%
Visa, Inc. — Class A	19,444	$4,148,766
Goldman Sachs Group, Inc.	19,444	3,569,335
Travelers Companies, Inc.	19,444	1,826,569
American Express Co.	19,444	1,702,128
JPMorgan Chase & Co.	19,444	1,171,307
Total Financial		12,418,105

INDUSTRIAL - 11.1%
3M Co.	19,444	2,754,827
Boeing Co.	19,444	2,476,777
United Technologies Corp.	19,444	2,053,286
Caterpillar, Inc.	19,444	1,925,539
General Electric Co.	19,444	498,155
Total Industrial		9,708,584

CONSUMER, NON-CYCLICAL - 9.1%
Johnson & Johnson	19,444	2,072,536
UnitedHealth Group, Inc.	19,444	1,677,045
Procter & Gamble Co.	19,444	1,628,241
Merck & Company, Inc.	19,444	1,152,640
Coca-Cola Co.	19,444	829,481
Pfizer, Inc.	19,444	574,959
Total Consumer, Non-cyclical		7,934,902

CONSUMER, CYCLICAL - 7.8%
McDonald’s Corp.	19,444	1,843,485
Home Depot, Inc.	19,444	1,783,793
NIKE, Inc. — Class B	19,444	1,734,405
Wal-Mart Stores, Inc.	19,444	1,486,883
Total Consumer, Cyclical		6,848,566

TECHNOLOGY - 6.0%
International Business Machines Corp.	19,444	3,691,054
Microsoft Corp.	19,444	901,424
Intel Corp.	19,444	677,040
Total Technology		5,269,518

ENERGY - 4.7%
Chevron Corp.	19,444	2,320,058
Exxon Mobil Corp.	19,444	1,828,708
Total Energy		4,148,766

COMMUNICATIONS - 4.4%
Walt Disney Co.	19,444	1,731,100
Verizon Communications, Inc.	19,444	972,005
AT&T, Inc.	19,444	685,207
Cisco Systems, Inc.	19,444	489,405
Total Communications		3,877,717

BASIC MATERIALS - 1.6%
EI du Pont de Nemours & Co.	19,444	1,395,301

Total Common Stocks
(Cost $50,161,424)		51,601,459

	Face Amount

REPURCHASE AGREEMENTS††,1 - 27.0%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$6,837,887	6,837,887
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	6,111,159	6,111,159
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	5,274,942	5,274,942
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	5,079,573	5,079,573
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/142	400,000	400,000
Total Repurchase Agreements
(Cost $23,703,561)		23,703,561

Total Investments - 85.9%
(Cost $73,864,985)		$75,305,020
Other Assets & Liabilities, net - 14.1%		12,339,793
Total Net Assets - 100.0%		$87,644,813

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $39,177,600)	462	$(55,355)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
DOW 2x STRATEGY FUND

	Units	Unrealized Gain (Loss)

OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC October 2014 Dow Jones Industrial Average Index Swap, Terminating 10/29/143 (Notional Value $17,347,858)	1,018	$98,993
Barclays Bank plc October 2014 Dow Jones Industrial Average Index Swap, Terminating 10/31/143 (Notional Value $67,201,782)	3,943	(154,885)
(Total Notional Value $84,549,640)		$(55,892)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Repurchase Agreements — See Note 5.
2	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
3	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
plc — Public Limited Company

42 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value (cost $50,161,424)	$51,601,459
Repurchase agreements, at value (cost $23,703,561)	23,703,561
Total investments (cost $73,864,985)	75,305,020
Segregated cash with broker	10,612,159
Unrealized appreciation on swap agreements	98,993
Receivables:
Fund shares sold	2,206,081
Dividends	13,646
Swap settlement	978
Total assets	88,236,877

Liabilities:
Unrealized depreciation on swap agreements	154,885
Payable for:
Fund shares redeemed	336,132
Variation margin	43,128
Management fees	26,230
Distribution and service fees	9,865
Transfer agent and administrative fees	7,286
Portfolio accounting fees	4,372
Miscellaneous	10,166
Total liabilities	592,064
Net assets	$87,644,813

Net assets consist of:
Paid in capital	$90,228,780
Accumulated net investment loss	(107,249)
Accumulated net realized loss on investments	(3,805,506)
Net unrealized appreciation on investments	1,328,788
Net assets	$87,644,813

A-Class:
Net assets	$7,183,126
Capital shares outstanding	153,970
Net asset value per share	$46.65
Maximum offering price per share (Net asset value divided by 95.25%)	$48.98

C-Class:
Net assets	$4,813,396
Capital shares outstanding	111,766
Net asset value per share	$43.07

H-Class:
Net assets	$75,648,291
Capital shares outstanding	1,625,736
Net asset value per share	$46.53

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends	$280,754
Interest	638
Total investment income	281,392

Expenses:
Management fees	164,993
Transfer agent and administrative fees	45,832
Distribution and service fees:
A-Class	8,996
C-Class	21,036
H-Class	31,578
Portfolio accounting fees	27,500
Custodian fees	2,140
Trustees’ fees*	1,348
Miscellaneous	47,959
Total expenses	351,382
Net investment loss	(69,990)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,783,097
Swap agreements	2,826,901
Futures contracts	882,582
Net realized gain	5,492,580
Net change in unrealized appreciation (depreciation) on:
Investments	(10,536)
Swap agreements	(313,577)
Futures contracts	(148,296)
Net change in unrealized appreciation (depreciation)	(472,409)
Net realized and unrealized gain	5,020,171
Net increase in net assets resulting from operations	$4,950,181

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 43

DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(69,990)	$(274,754)
Net realized gain on investments	5,492,580	7,145,269
Net change in unrealized appreciation (depreciation) on investments	(472,409)	1,190,832
Net increase in net assets resulting from operations	4,950,181	8,061,347

Capital share transactions:
Proceeds from sale of shares
A-Class	4,991,086	27,651,785
C-Class	24,862,151	57,695,802
H-Class	414,613,457	863,122,189
Cost of shares redeemed
A-Class	(4,924,752)	(27,098,643)
C-Class	(24,559,916)	(58,022,532)
H-Class	(371,325,018)	(888,233,533)
Net increase (decrease) from capital share transactions	43,657,008	(24,884,932)
Net increase (decrease) in net assets	48,607,189	(16,823,585)

Net assets:
Beginning of period	39,037,624	55,861,209
End of period	$87,644,813	$39,037,624
Accumulated net investment loss at end of period	$(107,249)	$(37,259)

Capital share activity:
Shares sold
A-Class	114,643	735,591
C-Class	593,060	1,614,120
H-Class	9,194,712	23,223,683
Shares redeemed
A-Class	(112,441)	(725,168)
C-Class	(586,509)	(1,624,329)
H-Class	(8,223,598)	(23,985,252)
Net increase (decrease) in shares	979,867	(761,355)

44 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Period Ended March 28, 2013[b,c]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$43.26	$33.64	$27.14	$23.31	$21.48	$17.53	$12.68
Income (loss) from investment operations:
Net investment income (loss)[d]	(.08)	(.29)	(.06)	(.29)	(.14)	— [f]	.03
Net gain (loss) on investments (realized and unrealized)	3.47	9.91	6.56	4.12	1.98	3.95	4.86
Total from investment operations	3.39	9.62	6.50	3.83	1.84	3.95	4.89
Less distributions from:
Net investment income	—	—	—	—	(.01)	—	(.02)
Return of capital	—	—	—	—	—	—	(.02)
Total distributions	—	—	—	—	(.01)	—	(.04)
Net asset value, end of period	$46.65	$43.26	$33.64	$27.14	$23.31	$21.48	$17.53

Total Return[e]	7.84%	28.60%	23.95%	16.43%	8.55%	22.53%	38.54%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,183	$6,566	$4,755	$3,574	$4,267	$3,708	$5,556
Ratios to average net assets:
Net investment income (loss)	(0.37%)	(0.75%)	(0.77%)	(1.12%)	(0.63%)	0.02%	0.26%
Total expenses	1.82%	1.76%	1.77%	1.78%	1.92%	1.81%	1.83%
Portfolio turnover rate	578%	3,338%	979%	15,091%	7,150%	108%	148%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Period Ended March 28, 2013[b,c]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$40.08	$31.39	$25.37	$21.95	$20.41	$16.77	$12.22
Income (loss) from investment operations:
Net investment income (loss)[d]	(.25)	(.52)	(.11)	(.46)	(.30)	(.14)	(.06)
Net gain (loss) on investments (realized and unrealized)	3.24	9.21	6.13	3.88	1.85	3.78	4.65
Total from investment operations	2.99	8.69	6.02	3.42	1.55	3.64	4.59
Less distributions from:
Net investment income	—	—	—	—	(.01)	—	(.02)
Return of capital	—	—	—	—	—	—	(.02)
Total distributions	—	—	—	—	(.01)	—	(.04)
Net asset value, end of period	$43.07	$40.08	$31.39	$25.37	$21.95	$20.41	$16.77

Total Return[e]	7.46%	27.68%	23.73%	15.63%	7.58%	21.65%	37.53%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,813	$4,217	$3,623	$2,249	$2,562	$3,420	$4,652
Ratios to average net assets:
Net investment income (loss)	(1.21%)	(1.44%)	(1.57%)	(1.89%)	(1.40%)	(0.78%)	(0.48%)
Total expenses	2.57%	2.50%	2.53%	2.54%	2.67%	2.56%	2.59%
Portfolio turnover rate	578%	3,338%	979%	15,091%	7,150%	108%	148%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 45

DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Period Ended March 28, 2013[b,c]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009
Per Share Data
Net asset value, beginning of period	$43.16	$33.53	$27.05	$23.26	$21.45	$17.53	$12.69
Income (loss) from investment operations:
Net investment income (loss)[d]	(.06)	(.28)	(.06)	(.27)	(.10)	(.02)	.03
Net gain (loss) on investments (realized and unrealized)	3.43	9.91	6.54	4.06	1.92	3.94	4.85
Total from investment operations	3.37	9.63	6.48	3.79	1.82	3.92	4.88
Less distributions from:
Net investment income	—	—	—	—	(.01)	—	(.02)
Return of capital	—	—	—	—	—	—	(.02)
Total distributions	—	—	—	—	(.01)	—	(.04)
Net asset value, end of period	$46.53	$43.16	$33.53	$27.05	$23.26	$21.45	$17.53

Total Return[e]	7.81%	28.72%	23.96%	16.34%	8.42%	22.36%	38.43%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$75,648	$28,254	$47,483	$17,151	$28,243	$41,776	$41,873
Ratios to average net assets:
Net investment income (loss)	(0.25%)	(0.73%)	(0.85%)	(1.02%)	(0.42%)	(0.11%)	0.23%
Total expenses	1.83%	1.77%	1.79%	1.79%	1.92%	1.81%	1.83%
Portfolio turnover rate	578%	3,338%	979%	15,091%	7,150%	108%	148%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	The Fund changed its fiscal year end from December to March in 2013.
[d]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[f]	Net investment income (loss) is less than $0.01 per share.

46 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2014

INVERSE DOW 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
A-Class	September 1, 2004
C-Class	February 20, 2004
H-Class	February 20, 2004

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 47

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
INVERSE DOW 2x STRATEGY FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,1 - 82.1%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$2,829,169	$2,829,169
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	2,528,486	2,528,486
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	2,182,502	2,182,502
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	2,101,669	2,101,669
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/142	745,420	745,420
Total Repurchase Agreements
(Cost $10,387,246)		10,387,246

Total Investments - 82.1%
(Cost $10,387,246)		$10,387,246
Other Assets & Liabilities, net - 17.9%		2,261,880
Total Net Assets - 100.0%		$12,649,126

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2014 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Value of Contracts $2,204,800)	26	$31,064

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Barclays Bank plc October 2014 Dow Jones Industrial Average Index Swap, Terminating 10/31/143 (Notional Value $8,839,564)	519	$28,630
Credit Suisse Capital, LLC October 2014 Dow Jones Industrial Average Index Swap, Terminating 10/29/143 (Notional Value $14,192,572)	833	(77,076)
(Total Notional Value $23,032,136)		$(48,446)

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Repurchase Agreements — See Note 5.
2	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
3	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.
plc — Public Limited Company

48 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Repurchase agreements, at value (cost $10,387,246)	$10,387,246
Segregated cash with broker	2,542,174
Unrealized appreciation on swap agreements	28,630
Receivables:
Fund shares sold	231,182
Variation margin	3,264
Swap settlement	1,908
Total assets	13,194,404

Liabilities:
Unrealized depreciation on swap agreements	77,076
Payable for:
Fund shares redeemed	443,170
Management fees	9,156
Distribution and service fees	3,288
Transfer agent and administrative fees	2,544
Portfolio accounting fees	1,526
Miscellaneous	8,518
Total liabilities	545,278
Net assets	$12,649,126

Net assets consist of:
Paid in capital	$82,645,302
Accumulated net investment loss	(169,318)
Accumulated net realized loss on investments	(69,809,476)
Net unrealized depreciation on investments	(17,382)
Net assets	$12,649,126

A-Class:
Net assets	$1,202,432
Capital shares outstanding	34,301
Net asset value per share	$35.06
Maximum offering price per share (Net asset value divided by 95.25%)	$36.81

C-Class:
Net assets	$1,173,687
Capital shares outstanding	36,502
Net asset value per share	$32.15

H-Class:
Net assets	$10,273,007
Capital shares outstanding	292,314
Net asset value per share	$35.14

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Interest	$684
Total investment income	684

Expenses:
Management fees	59,598
Transfer agent and administrative fees	16,555
Distribution and service fees:
A-Class	1,254
C-Class	6,545
H-Class	13,667
Portfolio accounting fees	9,934
Custodian fees	774
Trustees’ fees*	494
Miscellaneous	18,076
Total expenses	126,897
Net investment loss	(126,213)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	(1,194,353)
Futures contracts	(309,135)
Net realized loss	(1,503,488)
Net change in unrealized appreciation (depreciation) on:
Swap agreements	54,099
Futures contracts	31,064
Net change in unrealized appreciation (depreciation)	85,163
Net realized and unrealized loss	(1,418,325)
Net decrease in net assets resulting from operations	$(1,544,538)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 49

INVERSE DOW 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(126,213)	$(266,214)
Net realized loss on investments	(1,503,488)	(6,487,959)
Net change in unrealized appreciation (depreciation) on investments	85,163	(49,458)
Net decrease in net assets resulting from operations	(1,544,538)	(6,803,631)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,164,688	26,360,789
C-Class	31,973,666	71,708,822
H-Class	192,959,512	630,653,638
Cost of shares redeemed
A-Class	(667,881)	(25,856,224)
C-Class	(31,474,055)	(71,472,254)
H-Class	(187,863,684)	(626,498,632)
Net increase from capital share transactions	6,092,246	4,896,139
Net increase (decrease) in net assets	4,547,708	(1,907,492)

Net assets:
Beginning of period	8,101,418	10,008,910
End of period	$12,649,126	$8,101,418
Accumulated net investment loss at end of period	$(169,318)	$(43,105)

Capital share activity:
Shares sold
A-Class	31,880	551,324 *
C-Class	940,258	1,691,476 *
H-Class	5,198,819	13,059,398 *
Shares redeemed
A-Class	(18,388)	(541,131)*
C-Class	(925,908)	(1,687,054)*
H-Class	(5,070,708)	(13,048,783)*
Net increase in shares	155,953	25,230 *

*
Reverse Share Split — Capital share activity for the period presented through February 21, 2014 has been restated to reflect a 1:7 reverse share split effective February 21, 2014. See Note 12 in Notes to Financial Statements.

50 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[b,c,f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[f]	Year Ended December 31, 2010[f]	Year Ended December 31, 2009[f]
Per Share Data
Net asset value, beginning of period	$39.35	$55.42	$69.97	$90.55	$125.20	$180.57	$328.71
Income (loss) from investment operations:
Net investment income (loss)[d]	(.34)	(.81)	(.28)	(1.33)	(2.03)	(2.66)	(4.76)
Net gain (loss) on investments (realized and unrealized)	(3.95)	(15.26)	(14.27)	(19.25)	(32.62)	(52.71)	(142.89)
Total from investment operations	(4.29)	(16.07)	(14.55)	(20.58)	(34.65)	(55.37)	(147.65)
Less distributions from:
Net realized gains	—	—	—	—	—	—	(.49)
Total distributions	—	—	—	—	—	—	(.49)
Net asset value, end of period	$35.06	$39.35	$55.42	$69.97	$90.55	$125.20	$180.57

Total Return[e]	(10.90%)	(29.02%)	(20.80%)	(22.66%)	(27.68%)	(30.70%)	(44.92%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,202	$819	$588	$863	$2,027	$1,752	$1,984
Ratios to average net assets:
Net investment income (loss)	(1.82%)	(1.73%)	(1.69%)	(1.68%)	(1.85%)	(1.65%)	(1.69%)
Total expenses	1.83%	1.75%	1.76%	1.79%	1.92%	1.81%	1.83%
Portfolio turnover rate	—	—	—	—	—	—	—

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[b,c,f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[f]	Year Ended December 31, 2010[f]	Year Ended December 31, 2009[f]
Per Share Data
Net asset value, beginning of period	$36.24	$51.52	$65.19	$85.03	$118.59	$172.32	$316.23
Income (loss) from investment operations:
Net investment income (loss)[d]	(.43)	(1.07)	(.35)	(1.75)	(2.66)	(3.64)	(6.79)
Net gain (loss) on investments (realized and unrealized)	(3.66)	(14.21)	(13.32)	(18.09)	(30.90)	(50.09)	(136.63)
Total from investment operations	(4.09)	(15.28)	(13.67)	(19.84)	(33.56)	(53.73)	(143.42)
Less distributions from:
Net realized gains	—	—	—	—	—	—	(.49)
Total distributions	—	—	—	—	—	—	(.49)
Net asset value, end of period	$32.15	$36.24	$51.52	$65.19	$85.03	$118.59	$172.32

Total Return[e]	(11.29%)	(29.66%)	(20.95%)	(23.31%)	(28.34%)	(31.19%)	(45.36%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,174	$803	$913	$784	$1,245	$1,567	$2,091
Ratios to average net assets:
Net investment income (loss)	(2.61%)	(2.45%)	(2.49%)	(2.42%)	(2.60%)	(2.40%)	(2.40%)
Total expenses	2.62%	2.47%	2.57%	2.53%	2.67%	2.56%	2.54%
Portfolio turnover rate	—	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 51

INVERSE DOW 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[f]	Period Ended March 28, 2013[b,c,f]	Year Ended December 31, 2012[f]	Year Ended December 31, 2011[f]	Year Ended December 31, 2010[f]	Year Ended December 31, 2009[f]
Per Share Data
Net asset value, beginning of period	$39.46	$55.39	$69.76	$90.53	$125.33	$180.68	$328.82
Income (loss) from investment operations:
Net investment income (loss)[d]	(.34)	(.81)	(.28)	(1.26)	(2.03)	(2.66)	(4.41)
Net gain (loss) on investments (realized and unrealized)	(3.98)	(15.12)	(14.09)	(19.51)	(32.77)	(52.69)	(143.24)
Total from investment operations	(4.32)	(15.93)	(14.37)	(20.77)	(34.80)	(55.35)	(147.65)
Less distributions from:
Net realized gains	—	—	—	—	—	—	(.49)
Total distributions	—	—	—	—	—	—	(.49)
Net asset value, end of period	$35.14	$39.46	$55.39	$69.76	$90.53	$125.33	$180.68

Total Return[e]	(10.95%)	(28.73%)	(20.66%)	(22.89%)	(27.77%)	(30.65%)	(44.91%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$10,273	$6,480	$8,507	$9,617	$10,765	$25,404	$34,994
Ratios to average net assets:
Net investment income (loss)	(1.83%)	(1.75%)	(1.71%)	(1.67%)	(1.85%)	(1.66%)	(1.70%)
Total expenses	1.84%	1.77%	1.79%	1.79%	1.92%	1.81%	1.83%
Portfolio turnover rate	—	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	The Fund changed its fiscal year end from December to March in 2013.
[d]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[f]
Reverse Share Split — Per share amounts for the periods presented through February 21, 2014 have been restated to reflect a 1:7 reverse share split effective February 21, 2014. See Note 12 in Notes to Financial Statements.

52 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2014

RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

 "Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

Ten Largest Holdings (% of Total Net Assets)
Puma Biotechnology, Inc.	0.3%
Isis Pharmaceuticals, Inc.	0.2%
WEX, Inc.	0.2%
Team Health Holdings, Inc.	0.2%
Graphic Packaging Holding Co.	0.2%
Ultimate Software Group, Inc.	0.2%
Prosperity Bancshares, Inc.	0.2%
Brunswick Corp.	0.2%
RLJ Lodging Trust	0.2%
CNO Financial Group, Inc.	0.2%
Top Ten Total	2.1%

“Ten Largest Holdings” exclude any temporary cash or derivative investments.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 53

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

COMMON STOCKS† - 76.3%

FINANCIAL - 18.0%
Prosperity Bancshares, Inc.	1,608	$91,929
RLJ Lodging Trust	3,021	86,007
CNO Financial Group, Inc.	5,026	85,241
Investors Bancorp, Inc.	8,259	83,665
LaSalle Hotel Properties	2,401	82,210
Highwoods Properties, Inc.	2,080	80,912
Stifel Financial Corp.*	1,510	70,803
FirstMerit Corp.	3,815	67,144
First American Financial Corp.	2,464	66,823
Strategic Hotels & Resorts, Inc.*	5,705	66,463
Sunstone Hotel Investors, Inc.	4,737	65,465
Geo Group, Inc.	1,674	63,980
Umpqua Holdings Corp.	3,841	63,260
Radian Group, Inc.	4,404	62,801
EPR Properties	1,234	62,539
MGIC Investment Corp.*	7,810	60,996
Hancock Holding Co.	1,899	60,864
Primerica, Inc.	1,261	60,805
Webster Financial Corp.	2,082	60,669
Cousins Properties, Inc.	5,074	60,634
Portfolio Recovery Associates, Inc.*	1,155	60,326
CubeSmart	3,329	59,855
Bank of the Ozarks, Inc.	1,839	57,965
Texas Capital Bancshares, Inc.*	995	57,392
DiamondRock Hospitality Co.	4,512	57,212
DCT Industrial Trust, Inc.	7,587	56,978
Sovran Self Storage, Inc.	761	56,588
Colony Financial, Inc.	2,478	55,457
Pebblebrook Hotel Trust	1,475	55,077
MarketAxess Holdings, Inc.	870	53,817
Healthcare Realty Trust, Inc.	2,216	52,474
Janus Capital Group, Inc.	3,447	50,119
PrivateBancorp, Inc. — Class A	1,651	49,381
United Bankshares, Inc.	1,594	49,302
Medical Properties Trust, Inc.	3,978	48,770
FNB Corp.	4,003	47,996
Wintrust Financial Corp.	1,074	47,976
Sun Communities, Inc.	947	47,824
Washington Federal, Inc.	2,339	47,622
UMB Financial Corp.	871	47,513
Ryman Hospitality Properties, Inc.	1,002	47,395
Lexington Realty Trust	4,744	46,444
Cathay General Bancorp	1,837	45,613
IBERIABANK Corp.	725	45,320
Glimcher Realty Trust	3,347	45,318
Valley National Bancorp	4,626	44,826
Invesco Mortgage Capital, Inc.	2,840	44,645
BancorpSouth, Inc.	2,215	44,610
Glacier Bancorp, Inc.	1,717	44,402
EastGroup Properties, Inc.	722	43,746
National Health Investors, Inc.	762	43,541
Susquehanna Bancshares, Inc.	4,326	43,260
RLI Corp.	993	42,987
First Industrial Realty Trust, Inc.	2,541	42,968
MB Financial, Inc.	1,534	42,461
Western Alliance Bancorporation*	1,742	41,634
Chambers Street Properties	5,465	41,151
First Financial Bankshares, Inc.	1,477	41,046
American Realty Capital Healthcare Trust, Inc.	3,906	40,935
Financial Engines, Inc.	1,187	40,613
Symetra Financial Corp.	1,739	40,571
Alexander & Baldwin, Inc.	1,125	40,466
Hatteras Financial Corp.	2,226	39,979
DuPont Fabros Technology, Inc.	1,471	39,776
Kennedy-Wilson Holdings, Inc.	1,657	39,702
Blackhawk Network Holdings, Inc.*	1,213	39,301
American Equity Investment Life Holding Co.	1,715	39,239
Mack-Cali Realty Corp.	2,046	39,099
Capitol Federal Financial, Inc.	3,303	39,042
Washington Real Estate Investment Trust	1,536	38,984
New York REIT, Inc.	3,742	38,468
New Residential Investment Corp.	6,503	37,912
Platinum Underwriters Holdings Ltd.	622	37,862
First Citizens BancShares, Inc. — Class A	174	37,693
Potlatch Corp.	937	37,677
EverBank Financial Corp.	2,103	37,140
WageWorks, Inc.*	809	36,834
Home BancShares, Inc.	1,248	36,704
Kemper Corp.	1,072	36,608
PennyMac Mortgage Investment Trust	1,708	36,602
Acadia Realty Trust	1,323	36,487
Evercore Partners, Inc. — Class A	763	35,861
Trustmark Corp.	1,556	35,842
CVB Financial Corp.	2,442	35,043
Home Loan Servicing Solutions Ltd.	1,639	34,729
Government Properties Income Trust	1,576	34,530
Old National Bancorp	2,646	34,319
PS Business Parks, Inc.	449	34,187
Altisource Portfolio Solutions S.A.*	336	33,869
Chesapeake Lodging Trust	1,154	33,639
Education Realty Trust, Inc.	3,217	33,070
Redwood Trust, Inc.	1,915	31,751
Empire State Realty Trust, Inc. — Class A	2,113	31,737
ARMOUR Residential REIT, Inc.	8,239	31,720
Altisource Residential Corp.	1,318	31,632
Pennsylvania Real Estate Investment Trust	1,585	31,605
Community Bank System, Inc.	939	31,541
Hilltop Holdings, Inc.*	1,562	31,318
Hudson Pacific Properties, Inc.	1,266	31,220
South State Corp.	556	31,091
International Bancshares Corp.	1,255	30,954
Parkway Properties, Inc.	1,641	30,818
CYS Investments, Inc.	3,736	30,785
Equity One, Inc.	1,417	30,650

54 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Retail Opportunity Investments Corp.	2,081	$30,591
Argo Group International Holdings Ltd.	605	30,438
Greenhill & Company, Inc.	653	30,358
Columbia Banking System, Inc.	1,213	30,094
BGC Partners, Inc. — Class A	4,020	29,869
LTC Properties, Inc.	804	29,660
Pinnacle Financial Partners, Inc.	820	29,602
Hersha Hospitality Trust	4,626	29,468
St. Joe Co.*	1,457	29,038
Ramco-Gershenson Properties Trust	1,781	28,941
Selective Insurance Group, Inc.	1,298	28,738
Virtus Investment Partners, Inc.	163	28,313
WisdomTree Investments, Inc.*	2,483	28,257
Westamerica Bancorporation	607	28,238
Montpelier Re Holdings Ltd.	904	28,105
First Midwest Bancorp, Inc.	1,737	27,948
AmTrust Financial Services, Inc.	693	27,595
American Assets Trust, Inc.	828	27,299
Capstead Mortgage Corp.	2,210	27,050
Enstar Group Ltd.*	197	26,855
FelCor Lodging Trust, Inc.	2,866	26,826
Horace Mann Educators Corp.	940	26,799
BBCN Bancorp, Inc.	1,834	26,758
Sabra Health Care REIT, Inc.	1,090	26,509
iStar Financial, Inc.*	1,958	26,433
Outerwall, Inc.*	471	26,423
Northwest Bancshares, Inc.	2,183	26,414
National Penn Bancshares, Inc.	2,712	26,334
Encore Capital Group, Inc.*	594	26,320
Altisource Asset Management Corp.*	37	24,975
Astoria Financial Corp.	1,997	24,743
Sterling Bancorp	1,930	24,685
Union Bankshares Corp.	1,068	24,671
Aircastle Ltd.	1,492	24,409
BofI Holding, Inc.*	327	23,776
Starwood Waypoint Residential Trust	902	23,461
STAG Industrial, Inc.	1,127	23,340
Franklin Street Properties Corp.	2,076	23,293
Associated Estates Realty Corp.	1,327	23,236
Ambac Financial Group, Inc.*	1,038	22,940
Boston Private Financial Holdings, Inc.	1,846	22,872
Provident Financial Services, Inc.	1,390	22,754
NBT Bancorp, Inc.	1,008	22,699
Park National Corp.	295	22,248
American Capital Mortgage Investment Corp.	1,180	22,208
ViewPoint Financial Group, Inc.	921	22,049
HFF, Inc. — Class A	757	21,915
Summit Hotel Properties, Inc.	1,974	21,280
Greenlight Capital Re Ltd. — Class A*	654	21,196
Ellie Mae, Inc.*	649	21,157
First Financial Bancorp	1,331	21,070
Nelnet, Inc. — Class A	480	20,683
Essent Group Ltd.*	961	20,575
Credit Acceptance Corp.*	162	20,424
Select Income REIT	849	20,419
Chemical Financial Corp.	755	20,302
Inland Real Estate Corp.	2,014	19,959
Investors Real Estate Trust	2,582	19,881
Independent Bank Corp.	551	19,681
Renasant Corp.	726	19,638
Piper Jaffray Cos.*	375	19,590
Walter Investment Management Corp.*	870	19,097
Third Point Reinsurance Ltd.*	1,311	19,075
United Community Banks, Inc.	1,153	18,978
WesBanco, Inc.	606	18,538
Kite Realty Group Trust	758	18,374
Alexander’s, Inc.	49	18,322
CyrusOne, Inc.	758	18,222
First Commonwealth Financial Corp.	2,171	18,214
Springleaf Holdings, Inc.*	566	18,072
Acacia Research Corp.	1,154	17,864
Banner Corp.	452	17,387
Cohen & Steers, Inc.	447	17,183
Infinity Property & Casualty Corp.	266	17,027
AMERISAFE, Inc.	431	16,856
Northfield Bancorp, Inc.	1,236	16,834
First Merchants Corp.	831	16,795
Apollo Commercial Real Estate Finance, Inc.	1,064	16,715
Eagle Bancorp, Inc.*	525	16,706
FXCM, Inc. — Class A	1,051	16,658
Excel Trust, Inc.	1,410	16,596
Ashford Hospitality Trust, Inc.	1,615	16,505
Safety Insurance Group, Inc.	299	16,119
S&T Bancorp, Inc.	686	16,094
First Potomac Realty Trust	1,356	15,933
CoreSite Realty Corp.	484	15,909
Gramercy Property Trust, Inc.	2,712	15,621
OFG Bancorp	1,038	15,549
United Financial Bancorp, Inc.	1,216	15,431
City Holding Co.	362	15,251
Tompkins Financial Corp.	344	15,164
New York Mortgage Trust, Inc.	2,092	15,125
Wilshire Bancorp, Inc.	1,620	14,953
Navigators Group, Inc.*	242	14,883
Oritani Financial Corp.	1,055	14,865
Hanmi Financial Corp.	735	14,818
WSFS Financial Corp.	206	14,752
Rexford Industrial Realty, Inc.	1,059	14,657
Stewart Information Services Corp.	495	14,528
Simmons First National Corp. — Class A	377	14,522
Resource Capital Corp.	2,979	14,508
Southside Bancshares, Inc.	434	14,431
Silver Bay Realty Trust Corp.	887	14,378
Terreno Realty Corp.	763	14,367
Lakeland Financial Corp.	381	14,288
Forestar Group, Inc.*	805	14,265

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Western Asset Mortgage Capital Corp.	963	$14,233
Anworth Mortgage Asset Corp.	2,951	14,135
RAIT Financial Trust	1,899	14,110
TrustCo Bank Corp. NY	2,185	14,071
Chatham Lodging Trust	608	14,033
Employers Holdings, Inc.	725	13,956
Brookline Bancorp, Inc.	1,628	13,919
Rouse Properties, Inc.	857	13,858
National General Holdings Corp.	818	13,816
American Residential Properties, Inc.*	743	13,627
Berkshire Hills Bancorp, Inc.	579	13,601
Capital Bank Financial Corp. — Class A*	559	13,349
Sandy Spring Bancorp, Inc.	580	13,276
United Fire Group, Inc.	476	13,219
Investment Technology Group, Inc.*	831	13,097
Monmouth Real Estate Investment Corp.	1,290	13,055
Maiden Holdings Ltd.	1,154	12,786
Flushing Financial Corp.	698	12,752
Ameris Bancorp	580	12,731
National Western Life Insurance Co. — Class A	51	12,598
Cardinal Financial Corp.	737	12,581
World Acceptance Corp.*,1	182	12,285
Community Trust Bancorp, Inc.	361	12,140
State Bank Financial Corp.	741	12,034
Aviv REIT, Inc.	453	11,937
Urstadt Biddle Properties, Inc. — Class A	575	11,673
Universal Health Realty Income Trust	280	11,670
AG Mortgage Investment Trust, Inc.	655	11,659
First BanCorp*	2,403	11,414
Apollo Residential Mortgage, Inc.	739	11,403
First NBC Bank Holding Co.*	345	11,299
Arlington Asset Investment Corp. — Class A	441	11,206
Washington Trust Bancorp, Inc.	339	11,184
First Interstate BancSystem, Inc. — Class A	417	11,080
Heritage Financial Corp.	696	11,025
Cass Information Systems, Inc.	266	11,012
Dime Community Bancshares, Inc.	756	10,886
Physicians Realty Trust	790	10,839
Cedar Realty Trust, Inc.	1,827	10,779
Customers Bancorp, Inc.*	589	10,578
GAMCO Investors, Inc. — Class A	149	10,540
KCG Holdings, Inc. — Class A*	1,040	10,535
Saul Centers, Inc.	225	10,517
AmREIT, Inc.	454	10,428
BancFirst Corp.	164	10,260
Dynex Capital, Inc.	1,263	10,205
Stock Yards Bancorp, Inc.	339	10,204
Independent Bank Group, Inc.	213	10,107
NMI Holdings, Inc. — Class A*	1,165	10,077
Getty Realty Corp.	591	10,047
Caesars Acquisition Co. — Class A*	1,054	9,981
Cowen Group, Inc. — Class A*	2,661	9,979
FBL Financial Group, Inc. — Class A	223	9,968
ConnectOne Bancorp, Inc.	523	9,963
eHealth, Inc.*	410	9,893
1st Source Corp.	347	9,883
Ladenburg Thalmann Financial Services, Inc.*	2,303	9,765
Westwood Holdings Group, Inc.	169	9,581
Campus Crest Communities, Inc.	1,492	9,549
GFI Group, Inc.	1,764	9,543
Agree Realty Corp.	345	9,446
First Busey Corp.	1,673	9,319
Universal Insurance Holdings, Inc.	719	9,297
Towne Bank/Portsmouth VA	681	9,248
CoBiz Financial, Inc.	827	9,246
Waterstone Financial, Inc.	794	9,171
Federated National Holding Co.	320	8,989
Bryn Mawr Bank Corp.	317	8,981
Ashford Hospitality Prime, Inc.	586	8,925
Heartland Financial USA, Inc.	364	8,692
Beneficial Mutual Bancorp, Inc.*	676	8,639
Blue Hills Bancorp, Inc.*	653	8,567
Lakeland Bancorp, Inc.	876	8,550
Yadkin Financial Corp.*	469	8,517
Centerstate Banks, Inc.	820	8,487
Trico Bancshares	372	8,415
QTS Realty Trust, Inc. — Class A	276	8,377
First Financial Corp.	265	8,202
MainSource Financial Group, Inc.	471	8,125
OneBeacon Insurance Group Ltd. — Class A	523	8,059
Peoples Financial Services Corp.	174	8,002
Diamond Hill Investment Group, Inc.	65	7,998
Metro Bancorp, Inc.*	327	7,930
Flagstar Bancorp, Inc.*	468	7,876
German American Bancorp, Inc.	305	7,872
Federal Agricultural Mortgage Corp. — Class C	240	7,714
Ares Commercial Real Estate Corp.	659	7,704
Clifton Bancorp, Inc.	611	7,692
Enterprise Financial Services Corp.	456	7,624
HCI Group, Inc.	208	7,486
Southwest Bancorp, Inc.	456	7,478
Phoenix Companies, Inc.*	133	7,456
Banc of California, Inc.	641	7,455
Mercantile Bank Corp.	388	7,391
RE/MAX Holdings, Inc. — Class A	245	7,284
First Bancorp	454	7,273
Great Southern Bancorp, Inc.	239	7,251
Whitestone REIT — Class B	517	7,207
BNC Bancorp	460	7,204
Financial Institutions, Inc.	319	7,171
State Auto Financial Corp.	349	7,158
Central Pacific Financial Corp.	395	7,082
Univest Corporation of Pennsylvania	375	7,031
HomeTrust Bancshares, Inc.*	481	7,027
OmniAmerican Bancorp, Inc.	267	6,939

56 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Hannon Armstrong Sustainable Infrastructure Capital, Inc.	502	$6,937
Gladstone Commercial Corp.	408	6,932
NewStar Financial, Inc.*	616	6,924
Bank Mutual Corp.	1,075	6,891
Park Sterling Corp.	1,030	6,829
Meadowbrook Insurance Group, Inc.	1,155	6,757
Bank of Kentucky Financial Corp.	145	6,703
Ladder Capital Corp. — Class A*	352	6,653
CareTrust REIT, Inc.*	461	6,592
Citizens, Inc.*	1,015	6,557
Bancorp, Inc.*	763	6,554
First of Long Island Corp.	186	6,408
Bridge Bancorp, Inc.	268	6,338
Arrow Financial Corp.	252	6,321
Independent Bank Corp.	529	6,306
Bank of Marin Bancorp	136	6,241
Hudson Valley Holding Corp.	340	6,171
International. FCStone, Inc.*	356	6,166
Preferred Bank/Los Angeles CA	273	6,148
First Defiance Financial Corp.	223	6,023
Camden National Corp.	171	5,985
Peoples Bancorp, Inc.	251	5,961
FBR & Co.*	216	5,944
Stonegate Bank	230	5,923
NewBridge Bancorp*	776	5,890
Moelis & Co.	172	5,874
HomeStreet, Inc.	342	5,845
1st United Bancorp, Inc.	682	5,811
United Insurance Holdings Corp.	383	5,745
One Liberty Properties, Inc.	283	5,725
Talmer Bancorp, Inc. — Class A	413	5,712
Walker & Dunlop, Inc.*	427	5,675
Marcus & Millichap, Inc.*	185	5,598
Pacific Premier Bancorp, Inc.*	397	5,578
Fidelity & Guaranty Life	260	5,551
Citizens & Northern Corp.	288	5,472
United Community Financial Corp.	1,168	5,466
CorEnergy Infrastructure Trust, Inc.	729	5,453
Republic Bancorp, Inc. — Class A	229	5,425
First Connecticut Bancorp, Inc.	372	5,394
First Community Bancshares, Inc.	377	5,387
Pacific Continental Corp.	416	5,346
Crawford & Co. — Class B	646	5,330
Manning & Napier, Inc. — Class A	315	5,289
Baldwin & Lyons, Inc. — Class B	214	5,286
CNB Financial Corp.	335	5,260
Fidelity Southern Corp.	382	5,233
West Bancorporation, Inc.	369	5,214
Suffolk Bancorp	268	5,202
Bridge Capital Holdings*	226	5,139
Meta Financial Group, Inc.	143	5,042
Meridian Bancorp, Inc.*	468	4,942
RCS Capital Corp. — Class A	219	4,932
OceanFirst Financial Corp.	309	4,916
Seacoast Banking Corporation of Florida*	447	4,886
Horizon Bancorp	212	4,884
Peapack Gladstone Financial Corp.	278	4,865
Consolidated-Tomoka Land Co.	99	4,858
CatchMark Timber Trust, Inc. — Class A	440	4,822
Global Indemnity plc — Class A*	190	4,794
Charter Financial Corp.	446	4,772
Oppenheimer Holdings, Inc. — Class A	235	4,759
Penns Woods Bancorp, Inc.	112	4,732
Sierra Bancorp	280	4,693
SWS Group, Inc.*	675	4,651
TriState Capital Holdings, Inc.*	510	4,626
Guaranty Bancorp	340	4,593
National Interstate Corp.	164	4,576
Fox Chase Bancorp, Inc.	280	4,567
PennyMac Financial Services, Inc. — Class A*	309	4,527
BankFinancial Corp.	429	4,453
National Bankshares, Inc.	160	4,442
Calamos Asset Management, Inc. — Class A	394	4,440
Regional Management Corp.*	247	4,434
CU Bancorp*	231	4,343
Kearny Financial Corp.*	323	4,306
Stonegate Mortgage Corp.*	330	4,287
Ames National Corp.	190	4,247
UMH Properties, Inc.	443	4,209
American National Bankshares, Inc.	183	4,163
Franklin Financial Corp.*	223	4,150
Northrim BanCorp, Inc.	157	4,150
Territorial Bancorp, Inc.	201	4,078
Armada Hoffler Properties, Inc.	444	4,032
First Business Financial Services, Inc.	91	3,995
Heritage Commerce Corp.	480	3,941
Kansas City Life Insurance Co.	88	3,903
MidWestOne Financial Group, Inc.	162	3,728
First Bancorp, Inc.	222	3,701
Atlas Financial Holdings, Inc.*	265	3,668
Heritage Oaks Bancorp	518	3,626
Cascade Bancorp*	716	3,616
Opus Bank*	118	3,614
MidSouth Bancorp, Inc.	192	3,590
Marlin Business Services Corp.	194	3,554
Sun Bancorp, Inc.*	196	3,550
Owens Realty Mortgage, Inc.	248	3,534
ESB Financial Corp.	296	3,457
First Financial Northwest, Inc.	338	3,451
Gain Capital Holdings, Inc.	534	3,402
Merchants Bancshares, Inc.	120	3,383
EMC Insurance Group, Inc.	117	3,379
Hallmark Financial Services, Inc.*	327	3,371
JG Wentworth Co.*	271	3,358
Capital City Bank Group, Inc.	245	3,317

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Enterprise Bancorp, Inc.	172	$3,240
BBX Capital Corp. — Class A*	184	3,207
Consumer Portfolio Services, Inc.*	484	3,102
Trade Street Residential, Inc.	429	3,063
Square 1 Financial, Inc. — Class A*	159	3,058
Old Line Bancshares, Inc.	193	2,988
Century Bancorp, Inc. — Class A	84	2,908
Donegal Group, Inc. — Class A	189	2,903
Macatawa Bank Corp.	604	2,899
Republic First Bancorp, Inc.*	713	2,774
Nicholas Financial, Inc.*	239	2,770
Pzena Investment Management, Inc. — Class A	263	2,512
Heritage Insurance Holdings, Inc.*	161	2,425
CommunityOne Bancorp*	268	2,364
Independence Holding Co.	177	2,352
Higher One Holdings, Inc.*	783	1,934
Green Bancorp, Inc.*	107	1,835
Silvercrest Asset Management Group, Inc. — Class A	133	1,811
Trupanion, Inc.*	191	1,624
Palmetto Bancshares, Inc.	103	1,456
C1 Financial, Inc.*	75	1,360
ServisFirst Bancshares, Inc.	44	1,267
CIFC Corp.	138	1,249
Hampton Roads Bankshares, Inc.*	786	1,203
Total Financial		8,790,922

CONSUMER, NON-CYCLICAL - 15.4%
Puma Biotechnology, Inc.*	535	127,636
Isis Pharmaceuticals, Inc.*	2,712	105,307
WEX, Inc.*	893	98,516
Team Health Holdings, Inc.*	1,619	93,885
PAREXEL International Corp.*	1,313	82,837
Pacira Pharmaceuticals, Inc.*	823	79,764
TreeHouse Foods, Inc.*	970	78,085
HealthSouth Corp.	2,033	75,018
STERIS Corp.	1,365	73,655
West Pharmaceutical Services, Inc.	1,631	73,003
Cepheid*	1,608	70,801
United Natural Foods, Inc.*	1,145	70,372
DexCom, Inc.*	1,728	69,102
Deluxe Corp.	1,156	63,764
NPS Pharmaceuticals, Inc.*	2,452	63,752
MAXIMUS, Inc.	1,563	62,723
WellCare Health Plans, Inc.*	1,012	61,063
Euronet Worldwide, Inc.*	1,175	56,153
Akorn, Inc.*	1,437	52,119
Sotheby’s	1,405	50,187
Air Methods Corp.*	903	50,162
Amsurg Corp. — Class A*	978	48,949
Acadia Healthcare Company, Inc.*	987	47,869
Insulet Corp.*	1,279	47,131
Avanir Pharmaceuticals, Inc. — Class A*	3,948	47,059
Corporate Executive Board Co.	780	46,855
Sanderson Farms, Inc.	532	46,789
Healthcare Services Group, Inc.	1,620	46,348
ACADIA Pharmaceuticals, Inc.*	1,818	45,013
Grand Canyon Education, Inc.*	1,077	43,910
Boston Beer Company, Inc. — Class A*	192	42,578
Vistaprint N.V.*	767	42,024
Haemonetics Corp.*	1,200	41,904
SUPERVALU, Inc.*	4,677	41,812
Convergys Corp.	2,342	41,734
Chemed Corp.	404	41,572
Andersons, Inc.	650	40,873
Heartland Payment Systems, Inc.	827	39,464
Advisory Board Co.*	844	39,322
OPKO Health, Inc.*,1	4,547	38,694
Prestige Brands Holdings, Inc.*	1,195	38,681
Impax Laboratories, Inc.*	1,615	38,291
HMS Holdings Corp.*	2,022	38,115
NuVasive, Inc.*	1,076	37,520
Exact Sciences Corp.*	1,911	37,035
Rent-A-Center, Inc.	1,218	36,967
Lancaster Colony Corp.	427	36,414
Cardtronics, Inc.*	1,026	36,115
Ironwood Pharmaceuticals, Inc. — Class A*	2,757	35,717
Nektar Therapeutics*	2,928	35,342
Vector Group Ltd.	1,593	35,329
Monro Muffler Brake, Inc.	727	35,281
Thoratec Corp.*	1,310	35,016
Wright Medical Group, Inc.*	1,151	34,875
Magellan Health, Inc.*	635	34,754
Helen of Troy Ltd.*	660	34,663
Auxilium Pharmaceuticals, Inc.*	1,159	34,596
Fresh Market, Inc.*	987	34,476
B&G Foods, Inc.	1,238	34,107
Synageva BioPharma Corp.*	494	33,977
EVERTEC, Inc.	1,514	33,823
Post Holdings, Inc.*	1,015	33,678
On Assignment, Inc.*	1,254	33,669
Medicines Co.*	1,501	33,502
Neogen Corp.*	846	33,416
ABM Industries, Inc.	1,289	33,114
Huron Consulting Group, Inc.*	543	33,107
FTI Consulting, Inc.*	943	32,967
Acorda Therapeutics, Inc.*	961	32,559
Theravance, Inc.	1,900	32,471
Cal-Maine Foods, Inc.	360	32,158
J&J Snack Foods Corp.	343	32,091
Cyberonics, Inc.*	620	31,719
Dyax Corp.*	3,133	31,705
MannKind Corp.*,1	5,261	31,092
HeartWare International, Inc.*	392	30,431
Matthews International Corp. — Class A	689	30,240
Globus Medical, Inc. — Class A*	1,519	29,879
Bright Horizons Family Solutions, Inc.*	709	29,821

58 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

PHH Corp.*	1,324	$29,605
Molina Healthcare, Inc.*	697	29,483
H&E Equipment Services, Inc.	723	29,122
Snyder’s-Lance, Inc.	1,098	29,097
Keryx Biopharmaceuticals, Inc.*,1	2,110	29,013
Kindred Healthcare, Inc.	1,488	28,867
Integra LifeSciences Holdings Corp.*	576	28,593
Korn/Ferry International*	1,147	28,560
Dean Foods Co.	2,155	28,554
Catalent, Inc.*	1,120	28,034
PDL BioPharma, Inc.	3,705	27,676
Neurocrine Biosciences, Inc.*	1,749	27,407
Lannett Company, Inc.*	593	27,088
Brink’s Co.	1,118	26,877
Cantel Medical Corp.	779	26,782
Celldex Therapeutics, Inc.*	2,060	26,698
Receptos, Inc.*	428	26,583
Fresh Del Monte Produce, Inc.	833	26,573
LifeLock, Inc.*	1,856	26,522
Abaxis, Inc.	518	26,268
ExamWorks Group, Inc.*	800	26,200
Clovis Oncology, Inc.*	570	25,855
Spectranetics Corp.*	960	25,507
Civeo Corp.	2,165	25,136
Greatbatch, Inc.*	574	24,458
TrueBlue, Inc.*	953	24,073
Tumi Holdings, Inc.*	1,169	23,789
Masimo Corp.*	1,117	23,770
Universal Corp.	535	23,749
WD-40 Co.	345	23,446
CONMED Corp.	628	23,136
Novavax, Inc.*	5,492	22,902
ABIOMED, Inc.*	921	22,868
Aegerion Pharmaceuticals, Inc.*	680	22,698
PTC Therapeutics, Inc.*	512	22,533
Ligand Pharmaceuticals, Inc. — Class B*	478	22,461
Achillion Pharmaceuticals, Inc.*	2,233	22,285
Natus Medical, Inc.*	741	21,867
Select Medical Holdings Corp.	1,817	21,859
Halozyme Therapeutics, Inc.*	2,387	21,722
Portola Pharmaceuticals, Inc.*	851	21,513
Seaboard Corp.*	8	21,400
Arena Pharmaceuticals, Inc.*	5,064	21,218
ImmunoGen, Inc.*	1,979	20,958
ARIAD Pharmaceuticals, Inc.*	3,803	20,536
McGrath RentCorp	597	20,417
Depomed, Inc.*	1,338	20,324
Merrimack Pharmaceuticals, Inc.*	2,264	19,878
ICU Medical, Inc.*	309	19,832
Sarepta Therapeutics, Inc.*	939	19,813
Tornier N.V.*	820	19,598
Ascent Capital Group, Inc. — Class A*	320	19,264
Agios Pharmaceuticals, Inc.*	313	19,203
Boulder Brands, Inc.*	1,404	19,137
NxStage Medical, Inc.*	1,417	18,605
Anacor Pharmaceuticals, Inc.*	759	18,573
ExlService Holdings, Inc.*	755	18,430
Analogic Corp.	287	18,357
ACCO Brands Corp.*	2,631	18,154
Bluebird Bio, Inc.*	502	18,012
Annie’s, Inc.*	392	17,993
Team, Inc.*	472	17,894
IPC The Hospitalist Company, Inc.*	395	17,692
Arrowhead Research Corp.*	1,196	17,665
Quidel Corp.*,1	657	17,654
Weight Watchers International, Inc.	640	17,562
Chimerix, Inc.*	622	17,180
Meridian Bioscience, Inc.	959	16,965
SpartanNash Co.	870	16,922
PharMerica Corp.*	692	16,906
Sangamo BioSciences, Inc.*	1,567	16,900
Luminex Corp.*	866	16,887
AMN Healthcare Services, Inc.*	1,073	16,846
RPX Corp.*	1,223	16,792
Hanger, Inc.*	813	16,683
BioDelivery Sciences International, Inc.*	965	16,492
AMAG Pharmaceuticals, Inc.*	505	16,115
Ensign Group, Inc.	461	16,043
Bio-Reference Laboratories, Inc.*	567	15,910
BioCryst Pharmaceuticals, Inc.*	1,617	15,814
Capella Education Co.	252	15,775
Navigant Consulting, Inc.*	1,134	15,774
Sagent Pharmaceuticals, Inc.*	504	15,674
Endologix, Inc.*	1,477	15,656
Xoom Corp.*	713	15,650
Chiquita Brands International, Inc.*	1,083	15,379
MiMedx Group, Inc.*	2,149	15,322
Intrexon Corp.*	822	15,273
Green Dot Corp. — Class A*	718	15,179
Zeltiq Aesthetics, Inc.*	670	15,162
Cardiovascular Systems, Inc.*	638	15,076
Infinity Pharmaceuticals, Inc.*	1,119	15,017
Strayer Education, Inc.*	250	14,970
Insmed, Inc.*	1,144	14,929
Repligen Corp.*	739	14,713
Emergent Biosolutions, Inc.*	674	14,363
Diamond Foods, Inc.*	502	14,362
Insperity, Inc.	523	14,299
Capital Senior Living Corp.*	669	14,203
ICF International, Inc.*	460	14,163
Calavo Growers, Inc.	310	13,993
Raptor Pharmaceutical Corp.*,1	1,445	13,858
Inovio Pharmaceuticals, Inc.*,1	1,388	13,672
Prothena Corporation plc*	615	13,628
Affymetrix, Inc.*	1,679	13,398
National Healthcare Corp.	238	13,211

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Cambrex Corp.*	706	$13,188
Orthofix International N.V.*	425	13,158
KYTHERA Biopharmaceuticals, Inc.*	401	13,137
Multi-Color Corp.	288	13,098
Providence Service Corp.*	266	12,869
Accuray, Inc.*	1,772	12,865
Amedisys, Inc.*	630	12,707
K12, Inc.*	794	12,672
Momenta Pharmaceuticals, Inc.*	1,109	12,576
Volcano Corp.*	1,181	12,566
Theravance Biopharma, Inc.*	543	12,516
Resources Connection, Inc.	894	12,462
Ophthotech Corp.*	320	12,458
Kforce, Inc.	631	12,349
Spectrum Pharmaceuticals, Inc.*	1,513	12,316
Quad/Graphics, Inc.	638	12,282
Anika Therapeutics, Inc.*	333	12,208
Gentiva Health Services, Inc.*	726	12,182
Tootsie Roll Industries, Inc.	434	12,148
Orexigen Therapeutics, Inc.*,1	2,826	12,039
Albany Molecular Research, Inc.*	543	11,984
TESARO, Inc.*	445	11,979
LDR Holding Corp.*	384	11,954
Merit Medical Systems, Inc.*	992	11,785
Healthways, Inc.*	725	11,615
Monster Worldwide, Inc.*	2,101	11,556
TherapeuticsMD, Inc.*	2,486	11,535
Acceleron Pharma, Inc.*	379	11,461
Triple-S Management Corp. — Class B*	574	11,423
Accelerate Diagnostics, Inc.*	523	11,234
Atrion Corp.	36	10,980
Karyopharm Therapeutics, Inc.*	313	10,936
BioScrip, Inc.*	1,578	10,903
Genomic Health, Inc.*	385	10,899
American Public Education, Inc.*	403	10,877
Cynosure, Inc. — Class A*	515	10,815
Inter Parfums, Inc.	384	10,560
Array BioPharma, Inc.*	2,905	10,371
Global Cash Access Holdings, Inc.*	1,518	10,247
USANA Health Sciences, Inc.*	139	10,239
NutriSystem, Inc.	664	10,206
Tetraphase Pharmaceuticals, Inc.*	510	10,175
Elizabeth Arden, Inc.*	597	9,994
US Physical Therapy, Inc.	282	9,980
Medifast, Inc.*	303	9,947
Omeros Corp.*	782	9,947
TeleTech Holdings, Inc.*	404	9,930
Weis Markets, Inc.	254	9,914
Kelly Services, Inc. — Class A	631	9,888
NewLink Genetics Corp.*,1	457	9,789
Vascular Solutions, Inc.*	395	9,757
Viad Corp.	471	9,726
MacroGenics, Inc.*	461	9,635
Enanta Pharmaceuticals, Inc.*	238	9,418
STAAR Surgical Co.*	885	9,408
TriNet Group, Inc.*	362	9,322
AtriCure, Inc.*	632	9,303
OraSure Technologies, Inc.*	1,288	9,299
Forrester Research, Inc.	252	9,289
Organovo Holdings, Inc.*,1	1,441	9,179
Ultragenyx Pharmaceutical, Inc.*	162	9,169
Insys Therapeutics, Inc.*	231	8,958
Invacare Corp.	743	8,775
Tejon Ranch Co.*	312	8,748
Symmetry Medical, Inc.*	864	8,718
CorVel Corp.*	256	8,717
Dynavax Technologies Corp.*	6,063	8,670
Heidrick & Struggles International, Inc.	420	8,627
GenMark Diagnostics, Inc.*	959	8,602
Rockwell Medical, Inc.*	941	8,601
Great Lakes Dredge & Dock Corp.*	1,381	8,535
MoneyGram International, Inc.*	674	8,452
Progenics Pharmaceuticals, Inc.*	1,604	8,325
Revlon, Inc. — Class A*	262	8,303
Relypsa, Inc.*	390	8,225
SciClone Pharmaceuticals, Inc.*	1,188	8,185
Sunesis Pharmaceuticals, Inc.*	1,142	8,154
XOMA Corp.*	1,935	8,146
Vanda Pharmaceuticals, Inc.*	781	8,107
Senomyx, Inc.*	981	8,044
VIVUS, Inc.*	2,075	8,010
Central Garden and Pet Co. — Class A*	996	8,008
Epizyme, Inc.*	295	7,997
Coca-Cola Bottling Company Consolidated	107	7,985
Sequenom, Inc.*	2,685	7,974
Ennis, Inc.	603	7,942
Hyperion Therapeutics, Inc.*	314	7,919
Career Education Corp.*	1,550	7,874
Universal American Corp.*	974	7,831
AngioDynamics, Inc.*	570	7,820
Surgical Care Affiliates, Inc.*	290	7,752
ARC Document Solutions, Inc.*	948	7,679
Phibro Animal Health Corp. — Class A	338	7,575
CBIZ, Inc.*	958	7,539
CTI BioPharma Corp.*	3,094	7,487
Lexicon Pharmaceuticals, Inc.*	5,269	7,429
Landauer, Inc.	221	7,295
Geron Corp.*	3,621	7,242
Ingles Markets, Inc. — Class A	305	7,225
XenoPort, Inc.*	1,334	7,177
Immunomedics, Inc.*	1,908	7,098
IGI Laboratories, Inc.*	739	6,888
Exelixis, Inc.*	4,489	6,868
Chefs’ Warehouse, Inc.*	415	6,748
SP Plus Corp.*	355	6,731
Cerus Corp.*	1,673	6,709

60 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Cross Country Healthcare, Inc.*	718	$6,670
LHC Group, Inc.*	285	6,612
Barrett Business Services, Inc.	165	6,516
Pacific Biosciences of California, Inc.*	1,327	6,516
Carriage Services, Inc. — Class A	370	6,412
CryoLife, Inc.	649	6,406
RTI Surgical, Inc.*	1,307	6,247
John B Sanfilippo & Son, Inc.	191	6,181
Limoneira Co.	260	6,159
ZS Pharma, Inc.*	157	6,159
Foundation Medicine, Inc.*	322	6,105
Omega Protein Corp.*	482	6,025
Synergy Pharmaceuticals, Inc.*,1	2,161	6,018
OvaScience, Inc.*	356	5,910
CRA International, Inc.*	232	5,900
Pernix Therapeutics Holdings, Inc.*	768	5,898
Supernus Pharmaceuticals, Inc.*	676	5,874
Cempra, Inc.*	528	5,787
TG Therapeutics, Inc.*	542	5,783
SurModics, Inc.*	314	5,702
Aratana Therapeutics, Inc.*	564	5,663
Kite Pharma, Inc.*	198	5,643
Galena Biopharma, Inc.*,1	2,723	5,609
Performant Financial Corp.*	687	5,551
Peregrine Pharmaceuticals, Inc.*	4,069	5,534
OncoMed Pharmaceuticals, Inc.*	292	5,528
Osiris Therapeutics, Inc.*	437	5,502
Auspex Pharmaceuticals, Inc.*	214	5,493
Unilife Corp.*	2,372	5,444
Seneca Foods Corp. — Class A*	189	5,405
Avalanche Biotechnologies, Inc.*	158	5,402
Intra-Cellular Therapies, Inc.*	394	5,402
Dendreon Corp.*	3,688	5,311
Repros Therapeutics, Inc.*	533	5,277
Tree.com, Inc.*	147	5,276
Almost Family, Inc.*	193	5,244
Electro Rent Corp.	378	5,205
Neuralstem, Inc.*	1,585	5,199
Endocyte, Inc.*	855	5,198
CSS Industries, Inc.	214	5,190
Exactech, Inc.*	225	5,150
National Beverage Corp.*	263	5,129
SFX Entertainment, Inc.*	1,019	5,115
ServiceSource International, Inc.*	1,579	5,100
Pendrell Corp.*	3,785	5,072
Farmer Bros Co.*	175	5,066
Aerie Pharmaceuticals, Inc.*	242	5,007
RadNet, Inc.*	754	4,991
Franklin Covey Co.*	253	4,956
ZIOPHARM Oncology, Inc.*	1,874	4,947
Antares Pharma, Inc.*	2,692	4,926
CDI Corp.	326	4,734
Universal Technical Institute, Inc.	500	4,675
Five Prime Therapeutics, Inc.*	398	4,669
POZEN, Inc.	631	4,632
Navidea Biopharmaceuticals, Inc.*	3,475	4,587
Oxford Immunotec Global plc*	300	4,581
Inventure Foods, Inc.*	353	4,575
Durata Therapeutics, Inc.*	358	4,539
Synta Pharmaceuticals Corp.*	1,497	4,506
ANI Pharmaceuticals, Inc.*	159	4,497
Heron Therapeutics, Inc.*	537	4,473
Agenus, Inc.*	1,436	4,466
Retrophin, Inc.*	490	4,420
HealthEquity, Inc.*	240	4,394
Threshold Pharmaceuticals, Inc.*	1,206	4,354
Derma Sciences, Inc.*	522	4,348
Bridgepoint Education, Inc.*	381	4,252
Utah Medical Products, Inc.	87	4,242
Nutraceutical International Corp.*	202	4,224
Sage Therapeutics, Inc.*	132	4,158
Alimera Sciences, Inc.*	765	4,146
Northwest Biotherapeutics, Inc.*	819	4,120
Verastem, Inc.*	483	4,115
BioTelemetry, Inc.*	609	4,086
Enzo Biochem, Inc.*	788	4,058
Potbelly Corp.*	345	4,023
Alliance One International, Inc.*	2,034	4,007
Akebia Therapeutics, Inc.*	181	4,006
Otonomy, Inc.*	165	3,960
Rigel Pharmaceuticals, Inc.*	2,020	3,919
Revance Therapeutics, Inc.*	198	3,827
Paylocity Holding Corp.*	193	3,792
BioTime, Inc.*	1,200	3,768
Five Star Quality Care, Inc.*	992	3,740
PRGX Global, Inc.*	638	3,739
Nature’s Sunshine Products, Inc.	251	3,722
Craft Brew Alliance, Inc.*	253	3,643
Merge Healthcare, Inc.*	1,630	3,586
Skilled Healthcare Group, Inc. — Class A*	540	3,564
Village Super Market, Inc. — Class A	156	3,554
Ohr Pharmaceutical, Inc.*	485	3,516
Collectors Universe, Inc.	159	3,498
Hackett Group, Inc.	579	3,451
Pain Therapeutics, Inc.*	877	3,429
Bio-Path Holdings, Inc.*	1,694	3,405
Radius Health, Inc.*	161	3,381
Natural Grocers by Vitamin Cottage, Inc.*	206	3,354
Ampio Pharmaceuticals, Inc.*	943	3,329
Stemline Therapeutics, Inc.*	266	3,314
Corcept Therapeutics, Inc.*	1,232	3,302
Actinium Pharmaceuticals, Inc.*	489	3,276
CytRx Corp.*	1,286	3,266
Zogenix, Inc.*	2,832	3,257
Adeptus Health, Inc. — Class A*	129	3,212
Idera Pharmaceuticals, Inc.*	1,388	3,179

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Cenveo, Inc.*	1,278	$3,157
Xencor, Inc.*	338	3,147
AcelRx Pharmaceuticals, Inc.*	573	3,146
Oncothyreon, Inc.*	1,632	3,133
Zafgen, Inc.*	158	3,105
Versartis, Inc.*	162	3,076
BioSpecifics Technologies Corp.*	86	3,036
NeoStem, Inc.*	546	3,019
National Research Corp. — Class A*	229	2,979
K2M Group Holdings, Inc.*	204	2,944
Mirati Therapeutics, Inc.*	168	2,942
TransEnterix, Inc.*	661	2,882
Addus HomeCare Corp.*	146	2,862
Information Services Group, Inc.*	753	2,861
Liberty Tax, Inc.*	88	2,842
ChemoCentryx, Inc.*	631	2,840
Cytokinetics, Inc.*	798	2,809
NanoViricides, Inc.*	925	2,775
Hill International, Inc.*	691	2,764
Sucampo Pharmaceuticals, Inc. — Class A*	409	2,659
Esperion Therapeutics, Inc.*	107	2,617
Alliance HealthCare Services, Inc.*	115	2,600
Alico, Inc.	68	2,591
Tandem Diabetes Care, Inc.*	193	2,590
NanoString Technologies, Inc.*	232	2,538
T2 Biosystems, Inc.*	137	2,478
TriVascular Technologies, Inc.*	171	2,476
Immune Design Corp.*	140	2,472
Amphastar Pharmaceuticals, Inc.*	212	2,470
Inogen, Inc.*	119	2,453
Vital Therapies, Inc.*	119	2,429
Applied Genetic Technologies Corp.*	130	2,419
22nd Century Group, Inc.*	948	2,389
Alder Biopharmaceuticals, Inc.*	185	2,346
ITT Educational Services, Inc.*	539	2,312
Liberator Medical Holdings, Inc.	727	2,276
Kindred Biosciences, Inc.*	245	2,266
Regulus Therapeutics, Inc.*	317	2,165
Galectin Therapeutics, Inc.*	415	2,087
Intersect ENT, Inc.*	134	2,077
Ocular Therapeutix, Inc.*	132	1,976
Flexion Therapeutics, Inc.*	105	1,917
PhotoMedex, Inc.*	300	1,860
Synutra International, Inc.*	400	1,812
Female Health Co.	502	1,752
Ardelyx, Inc.*	113	1,606
Fairway Group Holdings Corp.*	427	1,597
Cellular Dynamics International, Inc.*	224	1,575
Lifeway Foods, Inc.*	108	1,498
Veracyte, Inc.*	150	1,463
Achaogen, Inc.*	162	1,452
Adamas Pharmaceuticals, Inc.*	67	1,248
Care.com, Inc.*	151	1,231
Eleven Biotherapeutics, Inc.*	106	1,181
Roka Bioscience, Inc.*	115	1,156
Dicerna Pharmaceuticals, Inc.*	87	1,108
Loxo Oncology, Inc.*	83	1,090
Cara Therapeutics, Inc.*	126	1,057
Cytori Therapeutics, Inc.*	1,556	1,052
Marrone Bio Innovations, Inc.*	321	854
Genocea Biosciences, Inc.*	90	815
Corporate Resource Services, Inc.*	405	608
Education Management Corp.*	490	534
Egalet Corp.*	91	519
Regado Biosciences, Inc.*	356	402
Total Consumer, Non-cyclical		7,534,864

INDUSTRIAL - 10.4%
Graphic Packaging Holding Co.*	7,543	93,760
Esterline Technologies Corp.*	734	81,671
Teledyne Technologies, Inc.*	866	81,413
Cognex Corp.*	2,002	80,621
FEI Co.	974	73,459
CLARCOR, Inc.	1,163	73,362
Curtiss-Wright Corp.	1,111	73,237
Woodward, Inc.	1,531	72,906
HEICO Corp.	1,534	71,638
Moog, Inc. — Class A*	1,026	70,178
Darling Ingredients, Inc.*	3,797	69,561
Belden, Inc.	1,005	64,340
Generac Holdings, Inc.*	1,587	64,336
EnerSys	1,083	63,507
EMCOR Group, Inc.	1,553	62,057
Bristow Group, Inc.	820	55,104
Berry Plastics Group, Inc.*	2,076	52,398
Actuant Corp. — Class A	1,639	50,022
Rexnord Corp.*	1,733	49,304
Greenbrier Companies, Inc.	636	46,669
MasTec, Inc.*	1,509	46,206
XPO Logistics, Inc.*	1,211	45,618
Hillenbrand, Inc.	1,450	44,792
Louisiana-Pacific Corp.*	3,254	44,222
Worthington Industries, Inc.	1,188	44,217
Littelfuse, Inc.	519	44,208
Applied Industrial Technologies, Inc.	963	43,961
Chart Industries, Inc.*	703	42,974
Swift Transportation Co. — Class A*	1,962	41,162
Polypore International, Inc.*	1,040	40,466
Harsco Corp.	1,863	39,887
Sanmina Corp.*	1,898	39,593
Orbital Sciences Corp.*	1,398	38,864
Watts Water Technologies, Inc. — Class A	657	38,270
Franklin Electric Company, Inc.	1,100	38,214
Barnes Group, Inc.	1,251	37,968
Knight Transportation, Inc.	1,379	37,770
Masonite International Corp.*	679	37,602
Tetra Tech, Inc.	1,499	37,445

62 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Mueller Industries, Inc.	1,308	$37,330
Proto Labs, Inc.*	522	36,017
Itron, Inc.*	907	35,655
Coherent, Inc.*	575	35,288
Hub Group, Inc. — Class A*	849	34,410
MSA Safety, Inc.	681	33,641
Scorpio Tankers, Inc.	3,974	33,025
TAL International Group, Inc.	785	32,381
InvenSense, Inc. — Class A*,1	1,640	32,357
Forward Air Corp.	720	32,278
Methode Electronics, Inc.	875	32,261
EnPro Industries, Inc.*	524	31,718
Measurement Specialties, Inc.*	368	31,504
Universal Display Corp.*	935	30,518
RBC Bearings, Inc.	537	30,448
Mueller Water Products, Inc. — Class A	3,673	30,412
Heartland Express, Inc.	1,253	30,022
OSI Systems, Inc.*	460	29,201
Plexus Corp.*	782	28,879
Granite Construction, Inc.	903	28,725
Tennant Co.	425	28,513
Saia, Inc.*	570	28,249
Simpson Manufacturing Company, Inc.	953	27,780
Benchmark Electronics, Inc.*	1,243	27,607
CIRCOR International, Inc.	407	27,403
Boise Cascade Co.*	909	27,397
Trex Company, Inc.*	775	26,792
Apogee Enterprises, Inc.	671	26,706
Werner Enterprises, Inc.	1,031	25,981
TriMas Corp.*	1,043	25,376
Matson, Inc.	992	24,830
Brady Corp. — Class A	1,106	24,819
Kaman Corp.	631	24,798
AZZ, Inc.	591	24,686
Dycom Industries, Inc.*	783	24,046
Calgon Carbon Corp.*	1,231	23,857
US Ecology, Inc.	497	23,240
Ship Finance International Ltd.	1,363	23,063
Drew Industries, Inc.	546	23,036
Rogers Corp.*	418	22,890
Tutor Perini Corp.*	860	22,704
UTI Worldwide, Inc.*	2,110	22,429
ArcBest Corp.	599	22,343
Cubic Corp.	476	22,277
Albany International Corp. — Class A	650	22,126
Lindsay Corp.	296	22,126
DXP Enterprises, Inc.*	300	22,104
GenCorp, Inc.*	1,380	22,039
AAR Corp.	912	22,025
Standex International Corp.	295	21,871
Sturm Ruger & Company, Inc.1	447	21,764
Exponent, Inc.	302	21,406
GasLog Ltd.	972	21,394
ESCO Technologies, Inc.	612	21,285
Headwaters, Inc.*	1,694	21,242
Astronics Corp.*	434	20,693
Raven Industries, Inc.	840	20,496
FARO Technologies, Inc.*	397	20,148
Universal Forest Products, Inc.	462	19,732
Aegion Corp. — Class A*	876	19,491
Briggs & Stratton Corp.	1,079	19,444
Sun Hydraulics Corp.	513	19,284
Atlas Air Worldwide Holdings, Inc.*	582	19,218
Federal Signal Corp.	1,451	19,211
Taser International, Inc.*	1,242	19,176
John Bean Technologies Corp.	672	18,903
Altra Industrial Motion Corp.	625	18,225
Scorpio Bulkers, Inc.*	3,107	18,083
Advanced Energy Industries, Inc.*	949	17,832
Encore Wire Corp.	478	17,729
RTI International Metals, Inc.*	708	17,459
Blount International, Inc.*	1,142	17,278
Hyster-Yale Materials Handling, Inc.	237	16,974
General Cable Corp.	1,122	16,920
Badger Meter, Inc.	333	16,800
AAON, Inc.	974	16,568
Nordic American Tankers Ltd.	2,057	16,353
Newport Corp.*	920	16,302
American Railcar Industries, Inc.	219	16,188
LSB Industries, Inc.*	446	15,927
Astec Industries, Inc.	436	15,901
Fluidigm Corp.*	647	15,852
Koppers Holdings, Inc.	472	15,652
Quanex Building Products Corp.	865	15,648
Nortek, Inc.*	210	15,645
Textainer Group Holdings Ltd.	498	15,498
Rofin-Sinar Technologies, Inc.*	647	14,920
Roadrunner Transportation Systems, Inc.*	644	14,677
YRC Worldwide, Inc.*	721	14,651
II-VI, Inc.*	1,212	14,265
Aerovironment, Inc.*	439	13,201
Haynes International, Inc.	287	13,199
Gorman-Rupp Co.	435	13,067
Echo Global Logistics, Inc.*	542	12,764
NCI Building Systems, Inc.*	648	12,571
GrafTech International Ltd.*	2,710	12,412
CTS Corp.	779	12,378
Smith & Wesson Holding Corp.*	1,268	11,970
PHI, Inc.*	290	11,934
Fabrinet*	810	11,826
MYR Group, Inc.*	491	11,823
Comfort Systems USA, Inc.	869	11,775
Checkpoint Systems, Inc.*	962	11,765
Park Electrochemical Corp.	482	11,351
Myers Industries, Inc.	637	11,237
LB Foster Co. — Class A	240	11,026

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Navios Maritime Holdings, Inc.	1,830	$10,980
NN, Inc.	409	10,928
Advanced Emissions Solutions, Inc.*	501	10,656
Lydall, Inc.*	392	10,588
Tredegar Corp.	574	10,567
Griffon Corp.	920	10,479
Era Group, Inc.*	469	10,201
PGT, Inc.*	1,090	10,159
Kadant, Inc.	258	10,075
Columbus McKinnon Corp.	458	10,071
American Science & Engineering, Inc.	181	10,024
DHT Holdings, Inc.	1,602	9,868
GP Strategies Corp.*	342	9,822
Marten Transport Ltd.	549	9,778
Gibraltar Industries, Inc.*	711	9,734
Park-Ohio Holdings Corp.	202	9,668
Argan, Inc.	289	9,647
Celadon Group, Inc.	483	9,394
FreightCar America, Inc.	278	9,257
Air Transport Services Group, Inc.*	1,205	8,772
Powell Industries, Inc.	214	8,744
Insteel Industries, Inc.	421	8,656
US Concrete, Inc.*	327	8,548
TTM Technologies, Inc.*	1,248	8,499
Capstone Turbine Corp.*,1	7,585	8,116
Quality Distribution, Inc.*	632	8,077
GSI Group, Inc.*	700	8,043
Patrick Industries, Inc.*	189	8,006
Mistras Group, Inc.*	377	7,691
Northwest Pipe Co.*	219	7,468
Nordic American Offshore Ltd.	418	7,365
Stoneridge, Inc.*	651	7,337
Advanced Drainage Systems, Inc.*	350	7,333
CAI International, Inc.*	378	7,314
NVE Corp.*	112	7,228
Global Brass & Copper Holdings, Inc.	492	7,218
Power Solutions International, Inc.*	103	7,107
Ducommun, Inc.*	251	6,880
Knightsbridge Tankers Ltd.	774	6,850
National Presto Industries, Inc.	112	6,800
Alamo Group, Inc.	165	6,765
Kratos Defense & Security Solutions, Inc.*	1,031	6,763
Graham Corp.	232	6,670
CECO Environmental Corp.	485	6,499
Orion Marine Group, Inc.*	632	6,307
Dynamic Materials Corp.	322	6,134
M/A-COM Technology Solutions Holdings, Inc.*	277	6,050
Safe Bulkers, Inc.	897	5,974
Global Power Equipment Group, Inc.	395	5,886
Furmanite Corp.*	867	5,861
Sparton Corp.*	234	5,768
Builders FirstSource, Inc.*	1,053	5,739
Bel Fuse, Inc. — Class B	231	5,715
Hurco Companies, Inc.	150	5,649
Applied Optoelectronics, Inc.*	341	5,490
Teekay Tankers Ltd. — Class A	1,436	5,356
Ply Gem Holdings, Inc.*	492	5,333
Stock Building Supply Holdings, Inc.*	338	5,310
Patriot Transportation Holding, Inc.*	154	5,224
Twin Disc, Inc.	193	5,203
Nuverra Environmental Solutions, Inc.*	349	5,147
Navios Maritime Acquisition Corp.	1,896	5,138
PowerSecure International, Inc.*	517	4,953
Chase Corp.	155	4,824
ExOne Co.*	229	4,784
VSE Corp.	96	4,706
Baltic Trading Ltd.	1,135	4,699
Ardmore Shipping Corp.	416	4,534
Layne Christensen Co.*	457	4,437
Vishay Precision Group, Inc.*	294	4,392
CHC Group Ltd.*	773	4,329
Olympic Steel, Inc.	210	4,320
KEMET Corp.*	1,046	4,310
Trinseo S.A.*	264	4,153
Continental Building Products, Inc.*	271	3,957
Ampco-Pittsburgh Corp.	195	3,900
Electro Scientific Industries, Inc.	564	3,830
Mesa Laboratories, Inc.	64	3,698
AM Castle & Co.*	433	3,698
Universal Truckload Services, Inc.	152	3,686
Intevac, Inc.*	551	3,675
Manitex International, Inc.*	319	3,602
Vicor Corp.*	379	3,563
AEP Industries, Inc.*	94	3,560
Casella Waste Systems, Inc. — Class A*	900	3,465
CUI Global, Inc.*	476	3,446
Astronics Corp. — Class B*	72	3,420
Control4 Corp.*	264	3,414
Sterling Construction Company, Inc.*	433	3,321
LMI Aerospace, Inc.*	249	3,187
Energy Recovery, Inc.*	888	3,144
Heritage-Crystal Clean, Inc.*	211	3,135
UFP Technologies, Inc.*	140	3,077
Dorian LPG Ltd.*	170	3,029
LSI Industries, Inc.	497	3,017
Handy & Harman Ltd.*	113	2,967
PAM Transportation Services, Inc.*	74	2,683
USA Truck, Inc.*	144	2,524
International Shipholding Corp.	132	2,361
General Finance Corp.*	256	2,271
Imprivata, Inc.*	136	2,111
Multi-Fineline Electronix, Inc.*	207	1,935
Frontline Ltd.*	1,529	1,927
Viasystems Group, Inc.*	121	1,900
Erickson, Inc.*	140	1,819
SIFCO Industries, Inc.	58	1,746

64 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Ultrapetrol Bahamas Ltd.*	493	$1,538
Omega Flex, Inc.	67	1,304
Aspen Aerogels, Inc.*	129	1,300
Revolution Lighting Technologies, Inc.*	756	1,270
TCP International Holdings Ltd.*	164	1,250
Turtle Beach Corp.*	162	1,239
NL Industries, Inc.	157	1,156
ARC Group Worldwide, Inc.*	73	1,140
Quest Resource Holding Corp.*	294	506
Total Industrial		5,064,839

CONSUMER, CYCLICAL - 9.9%
Brunswick Corp.	2,140	90,179
Tenneco, Inc.*	1,405	73,495
Vail Resorts, Inc.	833	72,271
Dana Holding Corp.	3,617	69,338
American Eagle Outfitters, Inc.	4,483	65,092
Casey’s General Stores, Inc.	888	63,670
Office Depot, Inc.*	12,334	63,397
Jack in the Box, Inc.	924	63,007
JetBlue Airways Corp.*	5,732	60,873
Wolverine World Wide, Inc.	2,341	58,666
Buffalo Wild Wings, Inc.*	436	58,542
Restoration Hardware Holdings, Inc.*	719	57,197
Pool Corp.	1,041	56,131
Cheesecake Factory, Inc.	1,154	52,507
Men’s Wearhouse, Inc.	1,106	52,225
Watsco, Inc.	596	51,363
Five Below, Inc.*	1,253	49,631
Skechers U.S.A., Inc. — Class A*	901	48,032
Owens & Minor, Inc.	1,457	47,702
Life Time Fitness, Inc.*	943	47,565
HSN, Inc.	766	47,010
Asbury Automotive Group, Inc.*	708	45,609
Cracker Barrel Old Country Store, Inc.	441	45,507
Texas Roadhouse, Inc. — Class A	1,609	44,795
ANN, Inc.*	1,081	44,462
MWI Veterinary Supply, Inc.*	297	44,075
TRI Pointe Homes, Inc.*	3,381	43,749
Steven Madden Ltd.*	1,345	43,349
Cooper Tire & Rubber Co.	1,466	42,074
Marriott Vacations Worldwide Corp.*	654	41,470
Genesco, Inc.*	554	41,412
Herman Miller, Inc.	1,366	40,774
Group 1 Automotive, Inc.	558	40,572
Lithia Motors, Inc. — Class A	526	39,813
Allegiant Travel Co. — Class A	319	39,447
Iconix Brand Group, Inc.*	1,056	39,009
Mobile Mini, Inc.	1,078	37,697
HNI Corp.	1,041	37,466
First Cash Financial Services, Inc.*	668	37,395
PriceSmart, Inc.	432	36,996
G-III Apparel Group Ltd.*	443	36,706
Lumber Liquidators Holdings, Inc.*	633	36,321
Ryland Group, Inc.	1,083	35,999
Pinnacle Entertainment, Inc.*	1,376	34,523
Gentherm, Inc.*	813	34,333
United Stationers, Inc.	908	34,114
TiVo, Inc.*	2,650	33,906
UniFirst Corp.	340	32,840
Bloomin’ Brands, Inc.*	1,780	32,645
Meritage Homes Corp.*	903	32,057
Vitamin Shoppe, Inc.*	710	31,517
DineEquity, Inc.	384	31,331
Guess?, Inc.	1,417	31,131
Steelcase, Inc. — Class A	1,909	30,907
Fiesta Restaurant Group, Inc.*	618	30,702
Express, Inc.*	1,944	30,346
Churchill Downs, Inc.	310	30,225
Buckle, Inc.	651	29,549
Beacon Roofing Supply, Inc.*	1,137	28,971
KB Home	1,931	28,849
Cash America International, Inc.	649	28,426
Papa John’s International, Inc.	706	28,233
Core-Mark Holding Company, Inc.	531	28,164
Sonic Corp.	1,253	28,017
Finish Line, Inc. — Class A	1,114	27,883
Brown Shoe Company, Inc.	1,007	27,320
Bob Evans Farms, Inc.	570	26,984
Rush Enterprises, Inc. — Class A*	793	26,526
Burlington Stores, Inc.*	661	26,347
American Axle & Manufacturing Holdings, Inc.*	1,562	26,195
Select Comfort Corp.*	1,252	26,192
Belmond Ltd. — Class A*	2,230	26,002
Pier 1 Imports, Inc.	2,180	25,920
Krispy Kreme Doughnuts, Inc.*	1,505	25,826
G&K Services, Inc. — Class A	460	25,475
Hibbett Sports, Inc.*	597	25,450
Crocs, Inc.*	2,018	25,386
Standard Pacific Corp.*	3,338	25,002
Dorman Products, Inc.*	623	24,957
Interface, Inc. — Class A	1,533	24,743
Multimedia Games Holding Company, Inc.*	683	24,595
Meritor, Inc.*	2,258	24,500
Children’s Place, Inc.	510	24,307
La-Z-Boy, Inc.	1,207	23,887
MDC Holdings, Inc.	900	22,788
ScanSource, Inc.*	658	22,760
Columbia Sportswear Co.	634	22,685
Sonic Automotive, Inc. — Class A	920	22,549
Popeyes Louisiana Kitchen, Inc.*	546	22,113
Cato Corp. — Class A	632	21,779
Wabash National Corp.*	1,589	21,165
Wesco Aircraft Holdings, Inc.*	1,209	21,037
Mattress Firm Holding Corp.*	346	20,781
iRobot Corp.*	680	20,706
Oxford Industries, Inc.	335	20,432

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 65

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

National CineMedia, Inc.	1,405	$20,386
Penn National Gaming, Inc.*	1,813	20,324
International Speedway Corp. — Class A	642	20,313
Cooper-Standard Holding, Inc.*	316	19,718
BJ’s Restaurants, Inc.*	546	19,651
Tuesday Morning Corp.*	1,003	19,463
La Quinta Holdings, Inc.*	1,021	19,389
Knoll, Inc.	1,118	19,353
Conn’s, Inc.*	639	19,342
Red Robin Gourmet Burgers, Inc.*	330	18,777
Barnes & Noble, Inc.*	947	18,694
Diamond Resorts International, Inc.*	817	18,595
Universal Electronics, Inc.*	369	18,218
Boyd Gaming Corp.*	1,788	18,166
Interval Leisure Group, Inc.	916	17,450
Carmike Cinemas, Inc.*	558	17,287
Regis Corp.	1,006	16,056
Standard Motor Products, Inc.	457	15,735
Caesars Entertainment Corp.*,1	1,182	14,870
Denny’s Corp.*	2,009	14,123
Movado Group, Inc.	423	13,984
Hawaiian Holdings, Inc.*	1,039	13,975
Rentrak Corp.*	229	13,955
Cavco Industries, Inc.*	204	13,872
Winnebago Industries, Inc.*	629	13,693
Biglari Holdings, Inc.*	40	13,590
Francesca’s Holdings Corp.*	975	13,582
Zumiez, Inc.*	478	13,432
Ethan Allen Interiors, Inc.	582	13,270
Modine Manufacturing Co.*	1,099	13,045
Libbey, Inc.*	496	13,025
Callaway Golf Co.	1,789	12,952
Steiner Leisure Ltd.*	340	12,781
Republic Airways Holdings, Inc.*	1,150	12,777
Scientific Games Corp. — Class A*	1,169	12,590
Stage Stores, Inc.	731	12,508
Titan International, Inc.	1,017	12,021
Tower International, Inc.*	476	11,990
Fred’s, Inc. — Class A	851	11,914
Kimball International, Inc. — Class B	791	11,905
Chuy’s Holdings, Inc.*	379	11,897
EZCORP, Inc. — Class A*	1,186	11,753
M/I Homes, Inc.*	564	11,178
AMC Entertainment Holdings, Inc. — Class A	485	11,150
Pantry, Inc.*	541	10,944
Pep Boys-Manny Moe & Jack*	1,228	10,941
Daktronics, Inc.	871	10,705
American Woodmark Corp.*	285	10,505
Del Frisco’s Restaurant Group, Inc.*	545	10,431
Vera Bradley, Inc.*	503	10,402
Arctic Cat, Inc.	297	10,342
Beazer Homes USA, Inc.*	616	10,336
Haverty Furniture Companies, Inc.	465	10,132
Douglas Dynamics, Inc.	514	10,023
ClubCorp Holdings, Inc.	505	10,014
Federal-Mogul Holdings Corp.*	665	9,889
Hovnanian Enterprises, Inc. — Class A*	2,693	9,883
DTS, Inc.*	391	9,873
MarineMax, Inc.*	573	9,655
Superior Industries International, Inc.	544	9,536
Motorcar Parts of America, Inc.*	348	9,469
Ruth’s Hospitality Group, Inc.	831	9,174
SkyWest, Inc.	1,178	9,165
LeapFrog Enterprises, Inc. — Class A*	1,506	9,021
William Lyon Homes — Class A*	405	8,951
Unifi, Inc.*	338	8,754
Container Store Group, Inc.*	397	8,643
Nautilus, Inc.*	721	8,630
Ruby Tuesday, Inc.*	1,417	8,346
Christopher & Banks Corp.*	840	8,308
Citi Trends, Inc.*	359	7,934
Vince Holding Corp.*	258	7,807
Eros International plc*	513	7,495
Stein Mart, Inc.	640	7,392
America’s Car-Mart, Inc.*	181	7,166
Remy International, Inc.	329	6,754
El Pollo Loco Holdings, Inc.*	188	6,751
Strattec Security Corp.	81	6,589
Marcus Corp.	414	6,541
PetMed Express, Inc.	465	6,324
Shoe Carnival, Inc.	349	6,216
LGI Homes, Inc.*	330	6,059
Tile Shop Holdings, Inc.*	647	5,985
Aeropostale, Inc.*	1,815	5,971
Carrols Restaurant Group, Inc.*	813	5,780
Bravo Brio Restaurant Group, Inc.*	442	5,733
Perry Ellis International, Inc.*	280	5,698
Jamba, Inc.*	396	5,631
NACCO Industries, Inc. — Class A	112	5,570
Kirkland’s, Inc.*	338	5,445
Morgans Hotel Group Co.*	673	5,431
Quiksilver, Inc.*	3,132	5,387
Titan Machinery, Inc.*	400	5,196
Einstein Noah Restaurant Group, Inc.	256	5,161
WCI Communities, Inc.*	270	4,979
Houston Wire & Cable Co.	410	4,912
Destination Maternity Corp.	316	4,879
Nathan’s Famous, Inc.*	72	4,874
Sequential Brands Group, Inc.*	389	4,863
Noodles & Co.*	250	4,798
PC Connection, Inc.	223	4,787
Speedway Motorsports, Inc.	268	4,572
Miller Industries, Inc.	261	4,411
VOXX International Corp. — Class A*	449	4,176
Sears Hometown and Outlet Stores, Inc.*	268	4,154
Zoe’s Kitchen, Inc.*	135	4,153

66 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Big 5 Sporting Goods Corp.	427	$4,001
Fox Factory Holding Corp.*	258	3,999
Black Diamond, Inc.*	525	3,969
Winmark Corp.	54	3,969
Weyco Group, Inc.	153	3,842
AV Homes, Inc.*	261	3,824
Destination XL Group, Inc.*	808	3,814
Flexsteel Industries, Inc.	113	3,811
Commercial Vehicle Group, Inc.*	610	3,770
Isle of Capri Casinos, Inc.*	499	3,743
Spartan Motors, Inc.	796	3,717
Build-A-Bear Workshop, Inc. — Class A*	284	3,715
Lifetime Brands, Inc.	240	3,674
Culp, Inc.	202	3,666
West Marine, Inc.*	404	3,636
Skullcandy, Inc.*	460	3,583
Malibu Boats, Inc. — Class A*	193	3,574
Accuride Corp.*	888	3,366
Reading International, Inc. — Class A*	399	3,352
Systemax, Inc.*	261	3,255
Speed Commerce, Inc.*	1,125	3,094
JAKKS Pacific, Inc.*	430	3,053
Intrawest Resorts Holdings, Inc.*	311	3,007
Dixie Group, Inc.*	346	3,000
Johnson Outdoors, Inc. — Class A	115	2,979
Fuel Systems Solutions, Inc.*	327	2,914
Famous Dave’s of America, Inc.*	108	2,907
Bon-Ton Stores, Inc.	337	2,817
Installed Building Products, Inc.*	198	2,782
Escalade, Inc.	228	2,750
Norcraft Companies, Inc.*	172	2,743
Roundy’s, Inc.	906	2,709
Monarch Casino & Resort, Inc.*	220	2,620
New Home Company, Inc.*	193	2,606
Gaiam, Inc. — Class A*	346	2,540
Empire Resorts, Inc.*	348	2,335
UCP, Inc. — Class A*	180	2,151
Pacific Sunwear of California, Inc.*	1,145	2,061
New York & Company, Inc.*	676	2,048
Marine Products Corp.	246	1,941
Tilly’s, Inc. — Class A*	244	1,835
hhgregg, Inc.*	277	1,748
bebe stores, Inc.	724	1,680
Century Communities, Inc.*	92	1,596
Sportsman’s Warehouse Holdings, Inc.*	224	1,509
Papa Murphy’s Holdings, Inc.*	135	1,377
Ignite Restaurant Group, Inc.*	175	1,050
Total Consumer, Cyclical		4,814,195

TECHNOLOGY - 8.0%
Ultimate Software Group, Inc.*	654	92,547
Aspen Technology, Inc.*	2,126	80,193
Verint Systems, Inc.*	1,381	76,798
TriQuint Semiconductor, Inc.*	3,951	75,346
Guidewire Software, Inc.*	1,567	69,480
SS&C Technologies Holdings, Inc.*	1,572	68,995
Tyler Technologies, Inc.*	761	67,272
International Rectifier Corp.*	1,644	64,510
Synaptics, Inc.*	831	60,829
Cavium, Inc.*	1,218	60,570
Manhattan Associates, Inc.*	1,748	58,417
Qlik Technologies, Inc.*	2,069	55,946
Microsemi Corp.*	2,190	55,648
Medidata Solutions, Inc.*	1,247	55,230
CommVault Systems, Inc.*	1,088	54,836
j2 Global, Inc.	1,096	54,098
Compuware Corp.	5,070	53,793
Dealertrack Technologies, Inc.*	1,235	53,611
ACI Worldwide, Inc.*	2,624	49,226
Integrated Device Technology, Inc.*	3,080	49,126
Electronics for Imaging, Inc.*	1,076	47,527
Mentor Graphics Corp.	2,236	45,827
Fairchild Semiconductor International, Inc. — Class A*	2,880	44,726
Take-Two Interactive Software, Inc.*	1,925	44,410
Science Applications International Corp.	969	42,859
SYNNEX Corp.	657	42,462
Cornerstone OnDemand, Inc.*	1,227	42,221
Intersil Corp. — Class A	2,970	42,204
Semtech Corp.*	1,552	42,137
Blackbaud, Inc.	1,064	41,805
MKS Instruments, Inc.	1,235	41,225
Fair Isaac Corp.	743	40,939
Silicon Laboratories, Inc.*	1,003	40,762
Monolithic Power Systems, Inc.	892	39,293
CACI International, Inc. — Class A*	542	38,628
NetScout Systems, Inc.*	840	38,471
Power Integrations, Inc.	701	37,791
Advent Software, Inc.	1,188	37,493
Synchronoss Technologies, Inc.*	813	37,219
Entegris, Inc.*	3,209	36,904
EPAM Systems, Inc.*	821	35,952
Cypress Semiconductor Corp.	3,637	35,915
Envestnet, Inc.*	785	35,325
Demandware, Inc.*	693	35,288
OmniVision Technologies, Inc.*	1,295	34,266
GT Advanced Technologies, Inc.*,1	3,146	34,071
Tessera Technologies, Inc.	1,233	32,773
Rambus, Inc.*	2,625	32,760
Veeco Instruments, Inc.*	923	32,259
Spansion, Inc. — Class A*	1,394	31,769
Proofpoint, Inc.*	853	31,680
Syntel, Inc.*	360	31,658
iGATE Corp.*	850	31,212
Cirrus Logic, Inc.*	1,433	29,878
PMC-Sierra, Inc.*	3,997	29,817
Acxiom Corp.*	1,776	29,393

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 67

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

MedAssets, Inc.*	1,407	$29,153
Ambarella, Inc.*	665	29,041
Progress Software Corp.*	1,186	28,357
Unisys Corp.*	1,180	27,624
MicroStrategy, Inc. — Class A*	209	27,346
FleetMatics Group plc*	861	26,261
Monotype Imaging Holdings, Inc.	911	25,800
Bottomline Technologies de, Inc.*	908	25,052
Cray, Inc.*	939	24,639
MTS Systems Corp.	349	23,823
Super Micro Computer, Inc.*	797	23,448
Omnicell, Inc.*	844	23,067
Cabot Microelectronics Corp.*	556	23,046
Insight Enterprises, Inc.*	944	21,363
Virtusa Corp.*	600	21,336
CSG Systems International, Inc.	786	20,656
Lattice Semiconductor Corp.*	2,715	20,363
Diodes, Inc.*	840	20,093
RealPage, Inc.*	1,194	18,507
QLogic Corp.*	2,013	18,439
Infoblox, Inc.*	1,243	18,334
Sykes Enterprises, Inc.*	908	18,142
Amkor Technology, Inc.*	1,968	16,551
Brooks Automation, Inc.	1,542	16,206
Interactive Intelligence Group, Inc.*	386	16,135
Quality Systems, Inc.	1,149	15,822
LivePerson, Inc.*	1,250	15,738
Pegasystems, Inc.	818	15,632
Actua Corp.*	950	15,219
ManTech International Corp. — Class A	552	14,876
Computer Programs & Systems, Inc.	258	14,832
Ultratech, Inc.*	647	14,719
Imperva, Inc.*	510	14,652
PROS Holdings, Inc.*	543	13,684
AVG Technologies N.V.*	804	13,330
Kofax Ltd.*	1,711	13,243
Callidus Software, Inc.*	1,061	12,753
Engility Holdings, Inc.*	405	12,624
Applied Micro Circuits Corp.*	1,798	12,586
Epiq Systems, Inc.	716	12,573
Micrel, Inc.	1,029	12,380
Qualys, Inc.*	464	12,342
inContact, Inc.*	1,401	12,182
Tangoe, Inc.*	893	12,100
Photronics, Inc.*	1,424	11,463
Digital River, Inc.*	754	10,948
Xcerra Corp.*	1,116	10,926
Glu Mobile, Inc.*	2,072	10,712
Cvent, Inc.*	414	10,503
Inphi Corp.*	723	10,397
Ebix, Inc.	706	10,011
Integrated Silicon Solution, Inc.	698	9,591
SciQuest, Inc.*	633	9,520
FormFactor, Inc.*	1,281	9,185
Silicon Image, Inc.*	1,807	9,107
Emulex Corp.*	1,834	9,060
Violin Memory, Inc.*	1,849	9,005
Eastman Kodak Co.*	407	8,942
PDF Solutions, Inc.*	704	8,877
RealD, Inc.*	927	8,686
Mercury Systems, Inc.*	767	8,445
KEYW Holding Corp.*	755	8,358
Nanometrics, Inc.*	553	8,350
Exar Corp.*	911	8,153
Peregrine Semiconductor Corp.*	642	7,942
Silver Spring Networks, Inc.*	807	7,788
Silicon Graphics International Corp.*	797	7,356
Cohu, Inc.	582	6,967
Rudolph Technologies, Inc.*	767	6,941
Rally Software Development Corp.*	573	6,882
Luxoft Holding, Inc.*	181	6,733
InnerWorkings, Inc.*	809	6,545
CEVA, Inc.*	484	6,505
Ciber, Inc.*	1,790	6,140
Ultra Clean Holdings, Inc.*	681	6,095
Maxwell Technologies, Inc.*	690	6,017
IXYS Corp.	564	5,922
Quantum Corp.*	5,057	5,866
Jive Software, Inc.*	983	5,731
Immersion Corp.*	654	5,611
Nimble Storage, Inc.*	214	5,558
Entropic Communications, Inc.*	2,051	5,456
Seachange International, Inc.*	759	5,283
Dot Hill Systems Corp.*	1,385	5,235
Kopin Corp.*	1,521	5,171
Axcelis Technologies, Inc.*	2,564	5,102
American Software, Inc. — Class A	568	5,010
E2open, Inc.*	535	4,981
Pericom Semiconductor Corp.*	511	4,977
Datalink Corp.*	454	4,826
Barracuda Networks, Inc.*	183	4,694
Alpha & Omega Semiconductor Ltd.*	498	4,681
Vitesse Semiconductor Corp.*	1,274	4,586
DSP Group, Inc.*	512	4,541
MaxLinear, Inc. — Class A*	643	4,424
Digi International, Inc.*	586	4,395
Model N, Inc.*	444	4,378
Vocera Communications, Inc.*	521	4,204
Sapiens International Corporation N.V.*	565	4,181
Carbonite, Inc.*	408	4,178
Actuate Corp.*	1,062	4,142
Agilysys, Inc.*	338	3,965
Rosetta Stone, Inc.*	489	3,936
Castlight Health, Inc. — Class B*	300	3,882
Computer Task Group, Inc.	348	3,863
QuickLogic Corp.*	1,271	3,800

68 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

2U, Inc.*	237	$3,695
Amber Road, Inc.*	207	3,589
OPOWER, Inc.*	180	3,395
Mavenir Systems, Inc.*	266	3,341
MobileIron, Inc.*	283	3,153
Digimarc Corp.	151	3,127
Benefitfocus, Inc.*	113	3,044
Cascade Microtech, Inc.*	295	2,988
Guidance Software, Inc.*	411	2,766
A10 Networks, Inc.*	294	2,678
Varonis Systems, Inc.*	125	2,638
QAD, Inc. — Class A	141	2,625
Rubicon Technology, Inc.*	603	2,563
Paycom Software, Inc.*	150	2,484
Everyday Health, Inc.*	174	2,431
Audience, Inc.*	323	2,390
Park City Group, Inc.*	220	2,169
Globant SA*	154	2,167
Five9, Inc.*	281	1,838
Total Technology		3,897,269

COMMUNICATIONS - 5.0%
RF Micro Devices, Inc.*	6,602	76,187
Time, Inc.*	2,542	59,559
Anixter International, Inc.	627	53,195
Aruba Networks, Inc.*	2,464	53,173
Conversant, Inc.*	1,545	52,916
ViaSat, Inc.*	954	52,584
DigitalGlobe, Inc.*	1,740	49,590
Houghton Mifflin Harcourt Co.*	2,513	48,853
Plantronics, Inc.	981	46,873
Shutterfly, Inc.*	889	43,331
Trulia, Inc.*	854	41,761
Sinclair Broadcast Group, Inc. — Class A	1,583	41,300
Ciena Corp.*	2,422	40,495
Polycom, Inc.*	3,185	39,128
WebMD Health Corp. — Class A*	893	37,337
InterDigital, Inc.	934	37,192
Finisar Corp.*	2,232	37,118
Sapient Corp.*	2,643	37,002
Cogent Communications Holdings, Inc.	1,076	36,164
New York Times Co. — Class A	3,192	35,813
Meredith Corp.	828	35,437
NeuStar, Inc. — Class A*	1,295	32,154
Infinera Corp.*	2,824	30,132
comScore, Inc.*	799	29,092
Nexstar Broadcasting Group, Inc. — Class A	706	28,537
ADTRAN, Inc.	1,302	26,730
NETGEAR, Inc.*	842	26,313
West Corp.	888	26,160
NIC, Inc.	1,506	25,933
LogMeIn, Inc.*	560	25,799
Ubiquiti Networks, Inc.	686	25,746
Shutterstock, Inc.*	351	25,054
Web.com Group, Inc.*	1,194	23,832
Consolidated Communications Holdings, Inc.	930	23,297
Globalstar, Inc.*	6,334	23,182
Gogo, Inc.*	1,290	21,749
Loral Space & Communications, Inc.*	302	21,687
Ruckus Wireless, Inc.*	1,495	19,973
SPS Commerce, Inc.*	374	19,879
Scholastic Corp.	613	19,812
Constant Contact, Inc.*	724	19,649
Sonus Networks, Inc.*	5,670	19,391
Move, Inc.*	913	19,136
Marketo, Inc.*	591	19,089
MDC Partners, Inc. — Class A	981	18,826
Bankrate, Inc.*	1,546	17,563
Iridium Communications, Inc.*	1,861	16,470
Media General, Inc. — Class A*	1,255	16,453
Cincinnati Bell, Inc.*	4,824	16,258
Lands’ End, Inc.*	380	15,626
FTD Companies, Inc.*	437	14,906
Blucora, Inc.*	974	14,844
CalAmp Corp.*	829	14,607
BroadSoft, Inc.*	660	13,887
Harmonic, Inc.*	2,187	13,866
Shenandoah Telecommunications Co.	556	13,794
8x8, Inc.*	2,042	13,641
Cumulus Media, Inc. — Class A*	3,333	13,432
Premiere Global Services, Inc.*	1,114	13,335
Vonage Holdings Corp.*	4,017	13,176
Comtech Telecommunications Corp.	353	13,114
VASCO Data Security International, Inc.*	681	12,789
Ixia*	1,328	12,138
Perficient, Inc.*	797	11,947
HealthStream, Inc.*	490	11,765
EW Scripps Co. — Class A*	721	11,760
Atlantic Tele-Network, Inc.	216	11,642
Comverse, Inc.*	517	11,544
New Media Investment Group, Inc.	692	11,508
RetailMeNot, Inc.*	710	11,474
Textura Corp.*	430	11,351
Endurance International Group Holdings, Inc.*	695	11,308
RigNet, Inc.*	276	11,164
Intelsat S.A.*	631	10,815
Extreme Networks, Inc.*	2,226	10,663
Chegg, Inc.*	1,701	10,614
Stamps.com, Inc.*	328	10,417
Global Eagle Entertainment, Inc.*	880	9,874
ShoreTel, Inc.*	1,442	9,589
World Wrestling Entertainment, Inc. — Class A	686	9,446
Orbitz Worldwide, Inc.*	1,191	9,373
Inteliquent, Inc.	749	9,325
Calix, Inc.*	957	9,158
General Communication, Inc. — Class A*	828	9,033
Gray Television, Inc.*	1,142	8,999
Safeguard Scientifics, Inc.*	476	8,759

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Journal Communications, Inc. — Class A*	1,034	$8,717
Internap Network Services Corp.*	1,252	8,639
Bazaarvoice, Inc.*	1,152	8,513
Black Box Corp.	359	8,372
RingCentral, Inc. — Class A*	647	8,223
EarthLink Holdings Corp.	2,360	8,071
Blue Nile, Inc.*	279	7,965
ChannelAdvisor Corp.*	478	7,839
Liquidity Services, Inc.*	567	7,796
Dice Holdings, Inc.*	893	7,483
Intralinks Holdings, Inc.*	906	7,339
FairPoint Communications, Inc.*	479	7,266
Harte-Hanks, Inc.	1,136	7,236
Oplink Communications, Inc.	427	7,182
GrubHub, Inc.*	207	7,088
Lumos Networks Corp.	434	7,053
XO Group, Inc.*	621	6,961
ePlus, Inc.*	120	6,726
Lionbridge Technologies, Inc.*	1,490	6,705
Rocket Fuel, Inc.*	424	6,699
Spok Holdings, Inc.	500	6,505
Angie’s List, Inc.*	1,006	6,408
Hawaiian Telcom Holdco, Inc.*	245	6,294
IDT Corp. — Class B	388	6,231
ORBCOMM, Inc.*	1,028	5,911
VirnetX Holding Corp.*	982	5,892
Gigamon, Inc.*	558	5,842
Enventis Corp.	315	5,727
Zendesk, Inc.*	262	5,657
Entravision Communications Corp. — Class A	1,334	5,283
Marin Software, Inc.*	607	5,219
Wix.com Ltd.*	320	5,200
ValueVision Media, Inc. — Class A*	985	5,053
Daily Journal Corp.*	27	4,874
McClatchy Co. — Class A*	1,408	4,731
Zix Corp.*	1,366	4,672
AH Belo Corp. — Class A	434	4,631
Reis, Inc.	194	4,576
Entercom Communications Corp. — Class A*	569	4,569
Procera Networks, Inc.*	476	4,560
Overstock.com, Inc.*	268	4,518
Telenav, Inc.*	629	4,214
Unwired Planet, Inc.*	2,259	4,202
Lee Enterprises, Inc.*	1,236	4,178
NTELOS Holdings Corp.	391	4,160
KVH Industries, Inc.*	366	4,143
Brightcove, Inc.*	740	4,129
1-800-Flowers.com, Inc. — Class A*	574	4,127
magicJack VocalTec Ltd.*	411	4,048
Tessco Technologies, Inc.	136	3,943
Sizmek, Inc.*	509	3,940
GTT Communications, Inc.*	325	3,871
Boingo Wireless, Inc.*	535	3,815
RealNetworks, Inc.*	529	3,677
Central European Media Enterprises Ltd. — Class A*	1,627	3,661
Alliance Fiber Optic Products, Inc.	290	3,605
Numerex Corp. — Class A*	338	3,542
Clearfield, Inc.*	264	3,361
Coupons.com, Inc.*	278	3,325
QuinStreet, Inc.*	801	3,324
Dex Media, Inc.*	344	3,289
TechTarget, Inc.*	382	3,281
Limelight Networks, Inc.*	1,390	3,246
Millennial Media, Inc.*	1,739	3,235
TrueCar, Inc.*	180	3,231
Preformed Line Products Co.	61	3,218
Q2 Holdings, Inc.*	228	3,192
Marchex, Inc. — Class B	757	3,142
TeleCommunication Systems, Inc. — Class A*	1,111	3,100
Oclaro, Inc.*	2,160	3,089
ModusLink Global Solutions, Inc.*	853	3,045
Saga Communications, Inc. — Class A	84	2,821
Cinedigm Corp. — Class A*	1,764	2,734
Travelzoo, Inc.*	170	2,635
Crown Media Holdings, Inc. — Class A*	800	2,560
ParkerVision, Inc.*	2,230	2,542
Martha Stewart Living Omnimedia, Inc. — Class A*	690	2,484
Townsquare Media, Inc.*	205	2,464
Global Sources Ltd.*	351	2,355
Rubicon Project, Inc.*	183	2,147
YuMe, Inc.*	418	2,090
Hemisphere Media Group, Inc.*	193	2,057
Cyan, Inc.*	635	1,981
Rightside Group Ltd.*	201	1,960
Tremor Video, Inc.*	818	1,914
Salem Communications Corp. — Class A	251	1,910
Borderfree, Inc.*	138	1,780
Demand Media, Inc.*	201	1,779
Aerohive Networks, Inc.*	220	1,764
Radio One, Inc. — Class D*	533	1,695
Vringo, Inc.*	1,650	1,560
ReachLocal, Inc.*	305	1,101
TubeMogul, Inc.*	81	932
Covisint Corp.*	173	718
Total Communications		2,446,129

ENERGY - 4.2%
Kodiak Oil & Gas Corp.*	6,148	83,469
SemGroup Corp. — Class A	983	81,854
Diamondback Energy, Inc.*	966	72,237
Rosetta Resources, Inc.*	1,417	63,142
Exterran Holdings, Inc.	1,350	59,818
Carrizo Oil & Gas, Inc.*	1,049	56,457
Helix Energy Solutions Group, Inc.*	2,433	53,672
Western Refining, Inc.	1,227	51,522

70 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

Delek US Holdings, Inc.	1,368	$45,308
Matador Resources Co.*	1,691	43,712
Bonanza Creek Energy, Inc.*	758	43,130
Forum Energy Technologies, Inc.*	1,376	42,119
PDC Energy, Inc.*	825	41,489
Stone Energy Corp.*	1,295	40,611
SunCoke Energy, Inc.*	1,610	36,144
SEACOR Holdings, Inc.*	475	35,530
C&J Energy Services, Inc.*	1,062	32,444
Flotek Industries, Inc.*	1,241	32,353
Green Plains, Inc.	864	32,304
McDermott International, Inc.*	5,477	31,328
Sanchez Energy Corp.*	1,175	30,856
Pattern Energy Group, Inc.	910	28,137
Hornbeck Offshore Services, Inc.*	836	27,362
CARBO Ceramics, Inc.	456	27,009
Parsley Energy, Inc. — Class A*	1,226	26,151
Magnum Hunter Resources Corp.*	4,586	25,544
Bill Barrett Corp.*	1,147	25,280
Energy XXI Bermuda Ltd.	2,164	24,561
Newpark Resources, Inc.*	1,958	24,358
Halcon Resources Corp.*	6,016	23,823
Primoris Services Corp.	876	23,512
Comstock Resources, Inc.	1,104	20,556
Pioneer Energy Services Corp.*	1,448	20,301
Northern Oil and Gas, Inc.*	1,407	20,008
TETRA Technologies, Inc.*	1,822	19,714
Gulfmark Offshore, Inc. — Class A	622	19,500
Penn Virginia Corp.*	1,512	19,218
Triangle Petroleum Corp.*	1,745	19,212
Synergy Resources Corp.*	1,537	18,736
Thermon Group Holdings, Inc.*	736	17,973
Cloud Peak Energy, Inc.*	1,405	17,731
Plug Power, Inc.*,1	3,855	17,694
Tesco Corp.	801	15,900
Basic Energy Services, Inc.*	733	15,899
TerraForm Power, Inc. — Class A*	529	15,267
Matrix Service Co.*	610	14,713
Key Energy Services, Inc.*	3,029	14,660
Rex Energy Corp.*	1,110	14,064
Parker Drilling Co.*	2,793	13,797
RSP Permian, Inc.*	539	13,777
Contango Oil & Gas Co.*	401	13,329
Approach Resources, Inc.*	908	13,166
Clayton Williams Energy, Inc.*	136	13,117
Solazyme, Inc.*	1,754	13,085
Westmoreland Coal Co.*	346	12,944
Alpha Natural Resources, Inc.*	5,104	12,658
Clean Energy Fuels Corp.*	1,620	12,636
Goodrich Petroleum Corp.*	802	11,886
EXCO Resources, Inc.1	3,502	11,697
Eclipse Resources Corp.*	695	11,551
Resolute Energy Corp.*	1,797	11,267
Abraxas Petroleum Corp.*	2,133	11,262
North Atlantic Drilling Ltd.	1,648	10,976
Geospace Technologies Corp.*	303	10,651
FuelCell Energy, Inc.*,1	5,092	10,642
REX American Resources Corp.*	145	10,568
Arch Coal, Inc.	4,898	10,384
VAALCO Energy, Inc.*	1,150	9,775
Swift Energy Co.*	1,010	9,696
Panhandle Oil and Gas, Inc. — Class A	161	9,612
Warren Resources, Inc.*	1,698	8,999
W&T Offshore, Inc.	806	8,866
Alon USA Energy, Inc.	604	8,673
ION Geophysical Corp.*	2,979	8,311
Callon Petroleum Co.*	934	8,229
Hercules Offshore, Inc.*	3,704	8,149
Renewable Energy Group, Inc.*	797	8,090
Emerald Oil, Inc.*	1,314	8,081
Pacific Ethanol, Inc.*	552	7,706
Willbros Group, Inc.*	923	7,689
PetroQuest Energy, Inc.*	1,349	7,581
Gastar Exploration, Inc.*	1,270	7,455
Natural Gas Services Group, Inc.*	287	6,908
Enphase Energy, Inc.*	421	6,311
Vantage Drilling Co.*	4,741	6,021
FutureFuel Corp.	502	5,969
Gulf Island Fabrication, Inc.	335	5,762
Trecora Resources*	452	5,596
BPZ Resources, Inc.*	2,735	5,224
Jones Energy, Inc. — Class A*	257	4,826
TransAtlantic Petroleum Ltd.*	522	4,693
Midstates Petroleum Company, Inc.*	858	4,333
Evolution Petroleum Corp.	452	4,149
FX Energy, Inc.*	1,243	3,779
Harvest Natural Resources, Inc.*	971	3,564
Walter Energy, Inc.	1,518	3,552
Dawson Geophysical Co.	186	3,381
Mitcham Industries, Inc.*	292	3,227
Forest Oil Corp.*	2,744	3,210
Miller Energy Resources, Inc.*	692	3,045
American Eagle Energy Corp.*	702	2,857
Hallador Energy Co.	240	2,842
Independence Contract Drilling, Inc.*	236	2,773
Apco Oil and Gas International, Inc.*	211	2,720
Isramco, Inc.*	21	2,565
Amyris, Inc.*	625	2,369
Glori Energy, Inc.*	281	2,220
Adams Resources & Energy, Inc.	49	2,170
Vertex Energy, Inc.*	303	2,109
Quicksilver Resources, Inc.*	2,896	1,746
Profire Energy, Inc.*	338	1,403
Total Energy		2,032,011

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

BASIC MATERIALS - 2.8%
US Silica Holdings, Inc.	1,239	$77,450
PolyOne Corp.	2,173	77,315
Sensient Technologies Corp.	1,142	59,785
Axiall Corp.	1,614	57,796
KapStone Paper and Packaging Corp.*	1,950	54,541
Minerals Technologies, Inc.	796	49,121
Chemtura Corp.*	2,088	48,713
Commercial Metals Co.	2,716	46,362
Olin Corp.	1,823	46,031
HB Fuller Co.	1,155	45,854
Stillwater Mining Co.*	2,880	43,286
Balchem Corp.	702	39,712
Tronox Ltd. — Class A	1,418	36,939
Kaiser Aluminum Corp.	416	31,708
Century Aluminum Co.*	1,187	30,826
Schweitzer-Mauduit International, Inc.	703	29,041
Clearwater Paper Corp.*	471	28,312
Innophos Holdings, Inc.	506	27,876
Globe Specialty Metals, Inc.	1,473	26,794
AK Steel Holding Corp.*	3,153	25,256
A. Schulman, Inc.	673	24,336
Ferro Corp.*	1,655	23,981
Resolute Forest Products, Inc.*	1,506	23,554
Quaker Chemical Corp.	305	21,865
PH Glatfelter Co.	994	21,818
Neenah Paper, Inc.	382	20,429
Innospec, Inc.	563	20,212
Intrepid Potash, Inc.*	1,286	19,868
Stepan Co.	444	19,705
Hecla Mining Co.	7,911	19,619
Horsehead Holding Corp.*	1,171	19,357
OM Group, Inc.	740	19,203
Taminco Corp.*	658	17,173
Deltic Timber Corp.	256	15,954
Schnitzer Steel Industries, Inc. — Class A	607	14,598
Materion Corp.	475	14,568
Kraton Performance Polymers, Inc.*	756	13,464
Aceto Corp.	663	12,809
Coeur Mining, Inc.*	2,389	11,849
Rentech, Inc.*	5,253	8,983
Hawkins, Inc.	245	8,810
Allied Nevada Gold Corp.*	2,404	7,958
Wausau Paper Corp.	975	7,732
Landec Corp.*	617	7,558
Zep, Inc.	531	7,445
American Vanguard Corp.	663	7,426
Ring Energy, Inc.*	466	6,869
Kronos Worldwide, Inc.	483	6,656
OMNOVA Solutions, Inc.*	1,092	5,864
Molycorp, Inc.*,1	4,197	4,994
Noranda Aluminum Holding Corp.	1,022	4,619
Orchids Paper Products Co.	186	4,568
Gold Resource Corp.	869	4,449
Universal Stainless & Alloy Products, Inc.*	163	4,297
Xerium Technologies, Inc.*	252	3,682
KMG Chemicals, Inc.	222	3,614
Shiloh Industries, Inc.*	192	3,266
Ryerson Holding Corp.*	252	3,226
Oil-Dri Corporation of America	113	2,946
United States Lime & Minerals, Inc.	45	2,616
Total Basic Materials		1,354,658

UTILITIES - 2.5%
Cleco Corp.	1,393	67,072
Dynegy, Inc.*	2,317	66,869
IDACORP, Inc.	1,160	62,187
Piedmont Natural Gas Company, Inc.	1,797	60,252
Portland General Electric Co.	1,805	57,977
Southwest Gas Corp.	1,073	52,126
WGL Holdings, Inc.	1,198	50,460
Black Hills Corp.	1,029	49,269
New Jersey Resources Corp.	972	49,096
UIL Holdings Corp.	1,304	46,162
Laclede Group, Inc.	994	46,122
PNM Resources, Inc.	1,838	45,785
ALLETE, Inc.	977	43,369
Avista Corp.	1,389	42,406
ONE Gas, Inc.	1,199	41,066
NorthWestern Corp.	902	40,915
South Jersey Industries, Inc.	761	40,607
El Paso Electric Co.	929	33,955
MGE Energy, Inc.	799	29,771
American States Water Co.	895	27,226
Northwest Natural Gas Co.	626	26,449
NRG Yield, Inc. — Class A	549	25,830
California Water Service Group	1,102	24,729
Empire District Electric Co.	996	24,053
Abengoa Yield plc*	655	23,305
Otter Tail Corp.	841	22,429
Chesapeake Utilities Corp.	336	13,998
Ormat Technologies, Inc.	409	10,744
EnerNOC, Inc.*	623	10,566
PICO Holdings, Inc.*	526	10,494
Unitil Corp.	320	9,949
SJW Corp.	361	9,700
Connecticut Water Service, Inc.	251	8,158
Pike Corp.*	632	7,514
Middlesex Water Co.	369	7,232
Atlantic Power Corp.	2,783	6,624
York Water Co.	299	5,980
Artesian Resources Corp. — Class A	179	3,605
Ameresco, Inc. — Class A*	458	3,137
Spark Energy, Inc. — Class A*	69	1,199
Total Utilities		1,208,387

72 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	September 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Shares	Value

DIVERSIFIED - 0.1%
Harbinger Group, Inc.*	1,917	$25,151
Horizon Pharma plc*	1,500	18,420
National Bank Holdings Corp. — Class A	949	18,145
FCB Financial Holdings, Inc. — Class A*	189	4,292
Resource America, Inc. — Class A	312	2,905
Tiptree Financial, Inc. — Class A*	181	1,495
Total Diversified		70,408

GOVERNMENT - 0.0%
Banco Latinoamericano de Comercio Exterior S.A. — Class E	686	21,046

Total Common Stocks
(Cost $33,202,140)		37,234,728

WARRANTS†† - 0.0%
Tejon Ranch Co.*, †
$10.50, 08/31/16	39	78
Magnum Hunter Resources Corp.
$8.50, 04/15/16*	334	—
Total Warrants
(Cost $220)		78

RIGHTS† - 0.0%
Leap Wireless International
Expires 03/17/15*, †††	1,031	2,598
Furiex Pharmaceuticals, Inc.
Expires 07/03/17*, †††	140	1,368
Cubist Pharmaceuticals, Inc.
Expires 12/31/16*	1,377	151
Omthera Pharmaceuticals, Inc.
Expires 12/31/20*, †††	110	66
Total Rights
(Cost $4,242)		4,183

	Face Amount

CORPORATE BONDS†† - 0.0%
FINANCIAL - 0.0%
GAMCO Investors, Inc.
0.00% due 12/31/15	$200	190
Total Corporate Bonds
(Cost $—)		190

REPURCHASE AGREEMENTS††,2 - 24.8%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	3,352,233	3,352,233
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	2,995,959	2,995,959
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	2,586,008	2,586,008
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	2,490,230	2,490,230
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/143	705,141	705,141
Total Repurchase Agreements
(Cost $12,129,571)		12,129,571

SECURITIES LENDING COLLATERAL††,4 - 0.3%
Repurchase Agreements
HSBC Securities, Inc. issued 09/30/14 at 0.00% due 10/01/14	132,311	132,311
BNP Paribas Securities Corp. issued 09/30/14 at 0.00% due 10/01/14	21,690	21,690
Total Securities Lending Collateral
(Cost $154,001)		154,001

Total Investments - 101.4%
(Cost $45,490,174)		$49,522,751
Other Assets & Liabilities, net - (1.4)%		(698,575)
Total Net Assets - 100.0%		$48,824,176

	Contracts	Unrealized Loss

EQUITY FUTURES CONTRACTS PURCHASED†
December 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $24,440,800)	223	$(419,007)

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	September 30, 2014
RUSSELL 2000® 2x STRATEGY FUND

	Units	Unrealized Loss

OTC EQUITY INDEX SWAP AGREEMENTS††
Credit Suisse Capital, LLC October 2014 Russell 2000 Index Swap, Terminating 10/29/145 (Notional Value $11,265,640)	10,226	$(77,412)
Goldman Sachs International October 2014 Russell 2000 Index Swap, Terminating 10/28/145 (Notional Value $11,499,694)	10,438	(149,603)
Barclays Bank plc October 2014 Russell 2000 Index Swap, Terminating 10/31/145 (Notional Value $12,847,882)	11,662	(194,721)
(Total Notional Value $35,613,216)		$(421,736)

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
1	All or portion of this security is on loan at September 30, 2014 — See Note 6.
2	Repurchase Agreements — See Note 5.
3	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
4	Securities lending collateral — See Note 6.
5	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company
REIT — Real Estate Investment Trust

74 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Investments, at value - including $165,491 of securities loaned (cost $33,206,602)	$37,239,179
Repurchase agreements, at value (cost $12,283,572)	12,283,572
Total investments (cost $45,490,174)	49,522,751
Foreign currency, at value (cost $29)	29
Segregated cash with broker	6,468,379
Cash	192,270
Receivables:
Fund shares sold	2,866,682
Dividends	36,443
Securities lending income	313
Total assets	59,086,867

Liabilities:
Unrealized depreciation on swap agreements	421,736
Payable for:
Fund shares redeemed	8,848,715
Variation margin	474,842
Securities purchased	198,393
Upon return of securities loaned	179,238
Management fees	42,600
Swap settlement	34,461
Distribution and service fees	12,899
Transfer agent and administrative fees	11,833
Portfolio accounting fees	7,100
Miscellaneous	30,874
Total liabilities	10,262,691
Net assets	$48,824,176

Net assets consist of:
Paid in capital	$44,064,191
Accumulated net investment loss	(323,732)
Accumulated net realized gain on investments	1,891,883
Net unrealized appreciation on investments	3,191,834
Net assets	$48,824,176

A-Class:
Net assets	$3,089,222
Capital shares outstanding	11,255
Net asset value per share	$274.48
Maximum offering price per share (Net asset value divided by 95.25%)	$288.17

C-Class:
Net assets	$1,582,411
Capital shares outstanding	6,146
Net asset value per share	$257.48

H-Class:
Net assets	$44,152,543
Capital shares outstanding	161,115
Net asset value per share	$274.04

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Dividends (net of foreign withholding tax of $152)	$173,381
Income from securities lending, net	6,617
Interest	1,153
Total investment income	181,151

Expenses:
Management fees	236,424
Transfer agent and administrative fees	65,674
Distribution and service fees:
A-Class	5,208
C-Class	10,994
H-Class	57,719
Portfolio accounting fees	39,405
Registration fees	27,104
Custodian fees	3,066
Trustees’ fees*	2,302
Line of credit interest expense	763
Miscellaneous	40,923
Total expenses	489,582
Net investment loss	(308,431)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,622,574
Swap agreements	2,434,788
Futures contracts	(1,629,386)
Foreign currency	1
Net realized gain	4,427,977
Net change in unrealized appreciation (depreciation) on:
Investments	(5,610,212)
Swap agreements	(1,469,095)
Futures contracts	(484,835)
Net change in unrealized appreciation (depreciation)	(7,564,142)
Net realized and unrealized loss	(3,136,165)
Net decrease in net assets resulting from operations	$(3,444,596)

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 75

RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(308,431)	$(623,410)
Net realized gain on investments	4,427,977	12,854,915
Net change in unrealized appreciation (depreciation) on investments	(7,564,142)	6,178,370
Net increase (decrease) in net assets resulting from operations	(3,444,596)	18,409,875

Distributions to shareholders from:
Net realized gains
A-Class	—	(196,564)
C-Class	—	(67,792)
H-Class	—	(1,560,179)
Total distributions to shareholders	—	(1,824,535)

Capital share transactions:
Proceeds from sale of shares
A-Class	7,515,881	34,777,116
C-Class	16,893,064	55,089,300
H-Class	1,281,093,737	2,456,167,199
Distributions reinvested
A-Class	—	170,524
C-Class	—	62,440
H-Class	—	1,524,832
Cost of shares redeemed
A-Class	(8,898,799)	(36,239,646)
C-Class	(20,623,558)	(52,642,395)
H-Class	(1,297,981,462)	(2,457,511,447)
Net increase (decrease) from capital share transactions	(22,001,137)	1,397,923
Net increase (decrease) in net assets	(25,445,733)	17,983,263

Net assets:
Beginning of period	74,269,909	56,286,646
End of period	$48,824,176	$74,269,909
Accumulated net investment loss at end of period	$(323,732)	$(15,301)

Capital share activity:
Shares sold
A-Class	25,480	127,263
C-Class	59,574	212,690
H-Class	4,289,438	9,274,662
Shares issued from reinvestment of distributions
A-Class	—	608
C-Class	—	236
H-Class	—	5,448
Shares redeemed
A-Class	(30,330)	(135,480)
C-Class	(72,437)	(205,070)
H-Class	(4,330,655)	(9,302,952)
Net decrease in shares	(58,930)	(22,595)

76 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Period Ended March 28, 2013[b,c]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009[f]
Per Share Data
Net asset value, beginning of period	$314.68	$217.14	$173.53	$135.39	$169.09	$113.55	$80.46
Income (loss) from investment operations:
Net investment income (loss)[d]	(1.61)	(2.80)	(.60)	(1.50)	(2.46)	(1.49)	(.83)
Net gain (loss) on investments (realized and unrealized)	(38.59)	107.93	44.21	39.64	(31.24)	57.03	33.92
Total from investment operations	(40.20)	105.13	43.61	38.14	(33.70)	55.54	33.09
Less distributions from:
Net realized gains	—	(7.59)	—	—	—	—	—
Total distributions	—	(7.59)	—	—	—	—	—
Net asset value, end of period	$274.48	$314.68	$217.14	$173.53	$135.39	$169.09	$113.55

Total Return[e]	(12.78%)	48.84%	25.14%	28.18%	(19.93%)	48.89%	41.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,089	$5,068	$5,149	$1,706	$3,356	$3,183	$1,890
Ratios to average net assets:
Net investment income (loss)	(1.08%)	(1.02%)	(1.21%)	(0.95%)	(1.52%)	(1.16%)	(1.00%)
Total expenses	1.82%	1.76%	1.79%	1.82%	1.94%	1.80%	1.87%
Portfolio turnover rate	408%	515%	88%	622%	150%	148%	335%

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Period Ended March 28, 2013[b,c]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009[f]
Per Share Data
Net asset value, beginning of period	$296.29	$206.27	$165.09	$129.68	$163.02	$110.27	$78.83
Income (loss) from investment operations:
Net investment income (loss)[d]	(2.75)	(4.58)	(.96)	(2.28)	(3.51)	(2.28)	(1.32)
Net gain (loss) on investments (realized and unrealized)	(36.06)	102.19	42.14	37.69	(29.83)	55.03	32.76
Total from investment operations	(38.81)	97.61	41.18	35.41	(33.34)	52.75	31.44
Less distributions from:
Net realized gains	—	(7.59)	—	—	—	—	—
Total distributions	—	(7.59)	—	—	—	—	—
Net asset value, end of period	$257.48	$296.29	$206.27	$165.09	$129.68	$163.02	$110.27

Total Return[e]	(13.10%)	47.76%	24.95%	27.32%	(20.45%)	47.82%	39.88%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,582	$5,632	$2,301	$3,398	$1,301	$1,900	$3,116
Ratios to average net assets:
Net investment income (loss)	(1.95%)	(1.78%)	(2.00%)	(1.48%)	(2.28%)	(1.91%)	(1.77%)
Total expenses	2.68%	2.50%	2.49%	2.51%	2.69%	2.56%	2.63%
Portfolio turnover rate	408%	515%	88%	622%	150%	148%	335%

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 77

RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014	Period Ended March 28, 2013[b,c]	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010	Year Ended December 31, 2009[f]
Per Share Data
Net asset value, beginning of period	$314.19	$216.88	$173.36	$135.31	$169.09	$113.58	$80.37
Income (loss) from investment operations:
Net investment income (loss)[d]	(1.67)	(2.80)	(.62)	(1.42)	(2.48)	(1.57)	(.81)
Net gain (loss) on investments (realized and unrealized)	(38.48)	107.70	44.14	39.47	(31.30)	57.08	34.02
Total from investment operations	(40.15)	104.90	43.52	38.05	(33.78)	55.51	33.21
Less distributions from:
Net realized gains	—	(7.59)	—	—	—	—	—
Total distributions	—	(7.59)	—	—	—	—	—
Net asset value, end of period	$274.04	$314.19	$216.88	$173.36	$135.31	$169.09	$113.58

Total Return[e]	(12.78%)	48.79%	25.12%	28.13%	(19.98%)	48.86%	41.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$44,153	$63,570	$48,837	$43,854	$30,306	$39,755	$21,811
Ratios to average net assets:
Net investment income (loss)	(1.15%)	(1.07%)	(1.29%)	(0.91%)	(1.56%)	(1.20%)	(1.00%)
Total expenses	1.83%	1.78%	1.83%	1.82%	1.94%	1.81%	1.84%
Portfolio turnover rate	408%	515%	88%	622%	150%	148%	335%

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	The Fund changed its fiscal year end from December to March in 2013.
[d]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[f]	Reverse Share Split — Per share amounts for the period presented through April 19, 2009 have been restated to reflect a 1:10 reverse share split effective April 20, 2009.

78 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	September 30, 2014

INVERSE RUSSELL 2000® 2x STRATEGY FUND

OBJECTIVE: Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis. The Fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Russell 2000® Index (the “underlying index”). The Fund does not seek to achieve its investment objective over a period of time greater than one day.

Holdings Diversification (Market Exposure as % of Net Assets)

"Holdings Diversification (Market Exposure as % of Net Assets)" excludes any temporary cash investments.

Inception Dates:
A-Class	May 31, 2006
C-Class	May 31, 2006
H-Class	May 31, 2006

The Fund invests principally in derivative investments such as swap agreements and futures contracts.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 79

SCHEDULE OF INVESTMENTS (Unaudited)	September 30, 2014
INVERSE RUSSELL 2000® 2x STRATEGY FUND

	Face Amount	Value

REPURCHASE AGREEMENTS††,1 - 70.8%
RBC Capital Markets issued 09/30/14 at (0.05)% due 10/01/14	$4,926,030	$4,926,030
UMB Financial Corp. issued 09/30/14 at 0.00% due 10/01/14	4,402,493	4,402,493
HSBC Group issued 09/30/14 at 0.00% due 10/01/14	3,800,080	3,800,080
Mizuho Financial Group, Inc. issued 09/30/14 at 0.01% due 10/01/14	3,659,336	3,659,336
Credit Suisse Group issued 09/30/14 at (0.05)% due 10/01/142	411,070	411,070
Total Repurchase Agreements
(Cost $17,199,009)		17,199,009

Total Investments - 70.8%
(Cost $17,199,009)		$17,199,009
Other Assets & Liabilities, net - 29.2%		7,101,235
Total Net Assets - 100.0%		$24,300,244

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS SOLD SHORT†
December 2014 Russell 2000 Index Mini Futures Contracts (Aggregate Value of Contracts $6,904,800)	63	$51,579

	Units

OTC EQUITY INDEX SWAP AGREEMENTS SOLD SHORT††
Goldman Sachs International October 2014 Russell 2000 Index Swap, Terminating 10/28/143 (Notional Value $22,464,805)	20,391	$323,370
Barclays Bank plc October 2014 Russell 2000 Index Swap, Terminating 10/31/143 (Notional Value $15,876,832)	14,412	252,155
Credit Suisse Capital, LLC October 2014 Russell 2000 Index Swap, Terminating 10/29/143 (Notional Value $3,341,646)	3,033	29,727
(Total Notional Value $41,683,283)		$605,252

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
1	Repurchase Agreements — See Note 5.
2	All or a portion of this security is pledged as equity index swap collateral at September 30, 2014.
3	Total Return based on Russell 2000 Index +/- financing at a variable rate.
plc — Public Limited Company

80 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2014

Assets:
Repurchase agreements, at value (cost $17,199,009)	$17,199,009
Segregated cash with broker	5,547,952
Unrealized appreciation on swap agreements	605,252
Receivables:
Fund shares sold	1,731,300
Variation margin	27,943
Total assets	25,111,456

Liabilities:
Payable for:
Fund shares redeemed	679,052
Swap settlement	80,904
Management fees	19,557
Distribution and service fees	6,046
Transfer agent and administrative fees	5,432
Portfolio accounting fees	3,260
Miscellaneous	16,961
Total liabilities	811,212
Net assets	$24,300,244

Net assets consist of:
Paid in capital	$147,773,691
Accumulated net investment loss	(373,430)
Accumulated net realized loss on investments	(123,756,848)
Net unrealized appreciation on investments	656,831
Net assets	$24,300,244

A-Class:
Net assets	$834,298
Capital shares outstanding	24,013
Net asset value per share	$34.74
Maximum offering price per share (Net asset value divided by 95.25%)	$36.47

C-Class:
Net assets	$1,358,945
Capital shares outstanding	41,816
Net asset value per share	$32.50

H-Class:
Net assets	$22,107,001
Capital shares outstanding	638,142
Net asset value per share	$34.64

STATEMENT OF OPERATIONS (Unaudited)
Period Ended September 30, 2014

Investment Income:
Interest	$1,535
Total investment income	1,535

Expenses:
Management fees	134,130
Transfer agent and administrative fees	37,259
Distribution and service fees:
A-Class	928
C-Class	5,173
H-Class	35,039
Portfolio accounting fees	22,356
Custodian fees	1,740
Trustees’ fees*	1,149
Miscellaneous	37,567
Total expenses	275,341
Net investment loss	(273,806)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Swap agreements	547,487
Futures contracts	799,911
Net realized gain	1,347,398
Net change in unrealized appreciation (depreciation) on:
Swap agreements	908,391
Futures contracts	39,386
Net change in unrealized appreciation (depreciation)	947,777
Net realized and unrealized gain	2,295,175
Net increase in net assets resulting from operations	$2,021,369

*	Relates to Trustees not deemed "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 81

INVERSE RUSSELL 2000® 2x STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS
	Period Ended September 30, 2014 (Unaudited)	Year Ended March 31, 2014
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(273,806)	$(471,210)
Net realized gain (loss) on investments	1,347,398	(13,109,130)
Net change in unrealized appreciation (depreciation) on investments	947,777	(248,873)
Net increase (decrease) in net assets resulting from operations	2,021,369	(13,829,213)

Capital share transactions:
Proceeds from sale of shares
A-Class	4,944,448	15,731,364
C-Class	40,599,393	68,364,443
H-Class	895,644,330	1,592,417,791
Cost of shares redeemed
A-Class	(4,876,111)	(15,343,437)
C-Class	(39,729,827)	(67,983,027)
H-Class	(891,282,824)	(1,607,640,977)
Net increase (decrease) from capital share transactions	5,299,409	(14,453,843)
Net increase (decrease) in net assets	7,320,778	(28,283,056)

Net assets:
Beginning of period	16,979,466	45,262,522
End of period	$24,300,244	$16,979,466
Accumulated net investment loss at end of period	$(373,430)	$(99,624)

Capital share activity:
Shares sold
A-Class	155,303	356,802 *
C-Class	1,307,166	1,802,989 *
H-Class	27,309,292	38,041,726 *
Shares redeemed
A-Class	(151,011)	(351,511)*
C-Class	(1,281,215)	(1,796,984)*
H-Class	(27,157,007)	(38,331,489)*
Net increase (decrease) in shares	182,528	(278,467)*

*
Reverse Share Split — Capital share activity for the period presented through February 21, 2014 has been restated to reflect a 1:5 reverse share split effective February 21, 2014. See Note 12 in the Notes to Financial Statements.

82 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[g]	Period Ended March 28, 2013[b,c,g]	Year Ended December 31, 2012[g]	Year Ended December 31, 2011[f,g]	Year Ended December 31, 2010[f,g]	Year Ended December 31, 2009[f,g]
Per Share Data
Net asset value, beginning of period	$32.70	$57.03	$73.35	$111.91	$146.40	$291.80	$712.40
Income (loss) from investment operations:
Net investment income (loss)[d]	(.30)	(.76)	(.25)	(1.45)	(2.65)	(3.60)	(8.20)
Net gain (loss) on investments (realized and unrealized)	2.34	(23.57)	(16.07)	(37.11)	(31.84)	(141.80)	(412.20)
Total from investment operations	2.04	(24.33)	(16.32)	(38.56)	(34.49)	(145.40)	(420.40)
Less distributions from:
Net realized gains	—	—	—	—	—	—	(.20)
Total distributions	—	—	—	—	—	—	(.20)
Net asset value, end of period	$34.74	$32.70	$57.03	$73.35	$111.91	$146.40	$291.80

Total Return[e]	6.24%	(42.68%)	(22.22%)	(34.45%)	(23.57%)	(49.83%)	(59.01%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$834	$645	$823	$997	$837	$851	$1,385
Ratios to average net assets:
Net investment income (loss)	(1.78%)	(1.75%)	(1.86%)	(1.69%)	(1.95%)	(1.66%)	(1.70%)
Total expenses	1.79%	1.77%	1.94%	1.81%	1.99%	1.81%	1.83%
Portfolio turnover rate	—	—	—	—	—	—	—

C-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[g]	Period Ended March 28, 2013[b,c,g]	Year Ended December 31, 2012[g]	Year Ended December 31, 2011[f,g]	Year Ended December 31, 2010[f,g]	Year Ended December 31, 2009[f,g]
Per Share Data
Net asset value, beginning of period	$30.73	$54.03	$69.56	$106.30	$140.00	$280.60	$689.80
Income (loss) from investment operations:
Net investment income (loss)[d]	(.39)	(1.00)	(.40)	(2.05)	(3.40)	(4.80)	(10.80)
Net gain (loss) on investments (realized and unrealized)	2.16	(22.30)	(15.13)	(34.69)	(30.30)	(135.80)	(398.20)
Total from investment operations	1.77	(23.30)	(15.53)	(36.74)	(33.70)	(140.60)	(409.00)
Less distributions from:
Net realized gains	—	—	—	—	—	—	(.20)
Total distributions	—	—	—	—	—	—	(.20)
Net asset value, end of period	$32.50	$30.73	$54.03	$69.56	$106.30	$140.00	$280.60

Total Return[e]	5.76%	(43.15%)	(22.29%)	(34.57%)	(24.07%)	(50.11%)	(59.29%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,359	$488	$533	$1,059	$2,886	$2,798	$2,107
Ratios to average net assets:
Net investment income (loss)	(2.53%)	(2.47%)	(2.32%)	(2.46%)	(2.65%)	(2.39%)	(2.44%)
Total expenses	2.54%	2.49%	2.39%	2.57%	2.73%	2.56%	2.59%
Portfolio turnover rate	—	—	—	—	—	—	—

SEE NOTES TO FINANCIAL STATEMENTS.	THE RYDEX FUNDS SEMI-ANNUAL REPORT | 83

INVERSE RUSSELL 2000® 2x STRATEGY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

H-Class	Period Ended September 30, 2014[a]	Year Ended March 31, 2014[g]	Period Ended March 28, 2013[b,c,g]	Year Ended December 31, 2012[g]	Year Ended December 31, 2011[f,g]	Year Ended December 31, 2010[f,g]	Year Ended December 31, 2009[f,g]
Per Share Data
Net asset value, beginning of period	$32.62	$56.61	$72.71	$111.31	$145.60	$290.40	$710.00
Income (loss) from investment operations:
Net investment income (loss)[d]	(.29)	(.74)	(.25)	(1.50)	(2.55)	(3.60)	(7.60)
Net gain (loss) on investments (realized and unrealized)	2.31	(23.25)	(15.85)	(37.10)	(31.74)	(141.20)	(411.80)
Total from investment operations	2.02	(23.99)	(16.10)	(38.60)	(34.29)	(144.80)	(419.40)
Less distributions from:
Net realized gains	—	—	—	—	—	—	(.20)
Total distributions	—	—	—	—	—	—	(.20)
Net asset value, end of period	$34.64	$32.62	$56.61	$72.71	$111.31	$145.60	$290.40

Total Return[e]	6.19%	(42.37%)	(22.15%)	(34.68%)	(23.56%)	(49.86%)	(59.07%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$22,107	$15,847	$43,907	$13,462	$23,518	$25,103	$41,895
Ratios to average net assets:
Net investment income (loss)	(1.81%)	(1.76%)	(1.73%)	(1.75%)	(1.94%)	(1.66%)	(1.70%)
Total expenses	1.82%	1.79%	1.81%	1.86%	1.97%	1.81%	1.83%
Portfolio turnover rate	—	—	—	—	—	—	—

[a]	Unaudited figures for the period ended September 30, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	The Fund changed its fiscal year end from December to March in 2013.
[d]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[f]	Reverse Share Split — Per share amounts for the periods presented through December 2, 2011 have been restated to reflect a 1:4 reverse share split effective December 2, 2011.
[g]
Reverse Share Split — Per share amounts for the periods presented through February 21, 2014 have been restated to reflect a 1: 5 reverse share split effective February 21, 2014. See Note 12 in Notes to Financial Statements.

84 | THE RYDEX FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

The Rydex Dynamic Funds (the “Trust”), a Delaware business trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as a non-diversified, open-ended investment company, of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of no par value shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of three separate classes of shares: A-Class shares, C-Class shares, and H-Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share ("NAV"), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge ("CDSC") if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. At September 30, 2014, the Trust consisted of eight Funds.

This report covers the S&P 500® 2x Strategy Fund, Inverse S&P 500® 2x Strategy Fund, NASDAQ-100® 2x Strategy Fund, Inverse NASDAQ-100® 2x Strategy Fund, Dow 2x Strategy Fund, Inverse Dow 2x Strategy Fund, Russell 2000® 2x Strategy Fund and Inverse Russell 2000® 2x Strategy Fund (the “Funds”).

The Funds are designed and operated to accommodate frequent trading by shareholders and, unlike most mutual funds, offer unlimited exchange privileges with no minimum holding periods or transactions fees, which may cause the Funds to experience high portfolio turnover.

Guggenheim Investments (“GI”) provides advisory services, and Rydex Fund Services, LLC (“RFS”) provides transfer agent, administrative and accounting services to the Trust. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI, RFS and GFD are affiliated entities.

Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of a fund is calculated by dividing the market value of the fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the fund.

The Trust calculates a NAV twice each business day; at 10:45 a.m. and at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation.These financial statements are based on the September 30, 2014, afternoon NAV.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed and will review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used by, and valuations provided by, the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

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Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker/dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, which approximates market value.

Repurchase agreements are valued at amortized cost, which approximates market value.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4 p.m. price on the valuation date for the afternoon pricing cycle. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The value of OTC swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements. For the afternoon pricing cycle, the agreements are marked at the close of the NYSE to the relevant index or, if there is an afternoon trade, to the “fill”. The swap's value is then adjusted to include dividends accrued, and financing charges and/or interest associated with the swap agreements.

Investments for which market quotations are not readily available are fair valued as determined in good faith by GI under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) obtaining general information as to how these securities and assets trade; and (ii) obtaining other information and considerations, including current values in related markets.

In connection with futures contracts and other derivative investments, obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

D. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

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F. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments insecurities at the fiscal period end, resulting from changes in exchange rates.

G. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

H. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

I. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

J. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate.

K. Under the Funds’ organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as restricted cash on the Statement of Assets and Liabilities; securities held as collateral are noted on the Schedule of Investments.

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

The Funds use derivative instruments to achieve leveraged exposure to their respective underlying indices. Since these Funds’ investment strategy involves consistently applied leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index. In addition, as investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, this creates an opportunity for increased net income but, at the same time, additional leverage risk. The Funds’ use of leverage, through borrowings or instruments such as derivatives, may cause the Funds to be more volatile and riskier than if they had not been leveraged.

In conjunction with the use of derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to each Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
S&P 500® 2x Strategy Fund	0.90%
Inverse S&P 500® 2x Strategy Fund	0.90%
NASDAQ-100® 2x Strategy Fund	0.90%
Inverse NASDAQ-100® 2x Strategy Fund	0.90%
Dow 2x Strategy Fund	0.90%
Inverse Dow 2x Strategy Fund	0.90%
Russell 2000® 2x Strategy Fund	0.90%
Inverse Russell 2000® 2x Strategy Fund	0.90%

RFS provides transfer agent and administrative services to the Funds for fees calculated at the annualized rate of 0.25% based on the average daily net assets of each Fund.

RFS also provides accounting services to the Funds for fees calculated at the annualized rate of 0.15% based on the average daily net assets of each Fund.

RFS engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which GFD and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. The Funds pay distribution fees to GFD at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. If a Service Provider provides distribution services, GFD, in turn, will pay the Service Provider out of its fees. GFD may, at its discretion, retain a portion of such payments to compensate itself for distribution services.

The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial adviser for providing ongoing services to the shareholder. The annual distribution fee of 0.75% reimburses GFD for paying the shareholder’s financial adviser an ongoing sales commission. GFD advances the first year’s service and distribution fees to the financial adviser. GFD retains the service and distribution fees on accounts with no authorized dealer of record.

For the period ended September 30, 2014, GFD retained sales charges of $31,232 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI, RFS and GFD.

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4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The following table summarizes the inputs used to value the Funds’ net assets at September 30, 2014:

	Level 1 Investments In Securities	Level 1 Other Financial Instruments*	Level 2 Investments In Securities	Level 2 Other Financial Instruments*	Level 3 Investments In Securities	Total
Assets
S&P 500® 2x Strategy Fund	$107,448,723	$—	$5,173,055	$29,474	$—	$112,651,252
Inverse S&P 500® 2x Strategy Fund	—	7,371	34,508,622	38,808	—	34,554,801
NASDAQ-100® 2x Strategy Fund	379,703,643	—	34,369,499	521,514	—	414,594,656
Inverse NASDAQ-100® 2x Strategy Fund	—	18,977	20,045,973	7,667	—	20,072,617
Dow 2x Strategy Fund	51,601,459	—	23,703,561	98,993	—	75,404,013
Inverse Dow 2x Strategy Fund	—	31,064	10,387,246	28,630	—	10,446,940
Russell 2000® 2x Strategy Fund	37,234,957	—	12,283,762	—	4,032	49,522,751
Inverse Russell 2000® 2x Strategy Fund	—	51,579	17,199,009	605,252	—	17,855,840

Liabilities
S&P 500® 2x Strategy Fund	$—	$1,061,162	$—	$400,761	$—	$1,461,923
Inverse S&P 500® 2x Strategy Fund	—	—	—	265,133	—	265,133
NASDAQ-100® 2x Strategy Fund	388,493	1,201,342	—	183,829	—	1,773,664
Inverse NASDAQ-100® 2x Strategy Fund	—	—	—	249,427	—	249,427
Dow 2x Strategy Fund	—	55,355	—	154,885	—	210,240
Inverse Dow 2x Strategy Fund	—	—	—	77,076	—	77,076
Russell 2000® 2x Strategy Fund	—	419,007	—	421,736	—	840,743

*	Other financial instruments may include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in the investment’s valuation changes. The Funds recognize transfers between the levels as of the beginning of the period. As of September 30, 2014, Russell 2000® 2x Strategy Fund had securities with a total value of $2,664 transfer from Level 2 to Level 3 due to stale trade prices. There were no other securities that transferred between levels.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

5. Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.

At September 30, 2014, the repurchase agreements in the joint account were as follows:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
RBC Capital Markets			U.S. Treasury Strips
(0.05)%			0.00%
Due 10/01/14	$35,000,000	$34,999,951	11/15/22 - 02/15/26	$33,330,100	$24,551,519
			U.S. TIP Note
			2.00%
			01/15/16	8,891,500	11,148,506

UMB Financial Corp.			U.S. Treasury Notes
0.00%			1.38% - 3.25%
Due 10/01/14	31,280,212	31,280,212	11/30/15 - 12/31/16	30,793,900	31,905,910

HSBC Group			U.S. Treasury Strips
0.00%			0.00%
Due 10/01/14	27,000,000	27,000,000	08/15/18 - 11/15/22	29,320,700	27,540,073

Mizuho Financial Group, Inc.			U.S. Treasury Strips
0.01%			0.00%
Due 10/01/14	26,000,000	26,000,004	08/15/20 - 05/15/24	19,855,000	16,093,110
			U.S. TIP Note
			0.13%
			04/15/16	9,533,600	10,426,927

Credit Suisse Group			U.S. Treasury Note
(0.05)%			0.25%
Due 10/01/14	7,034,685	7,034,675	05/15/16	7,180,800	7,175,445

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

6. Portfolio Securities Loaned
The Funds may lend their securities to approved brokers to earn additional income. Security lending income shown on the Statements of Operations is shown net of rebates paid to the borrowers and earnings on cash collateral investments shared with the lending agent. Within this arrangement, the Funds act as the lender, Credit Suisse acts as the lending agent, and other approved registered broker dealers act as the borrowers. The Funds receive cash collateral, valued at 102% of the value of the securities on loan. Under the terms of the Funds’ securities lending agreement with Credit Suisse, cash collateral is invested in one or more joint repurchase agreements collateralized by obligations of the U.S. Treasury or Government Agencies and cash. The Funds bear the risk of loss on cash collateral investments. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the Funds the next

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

business day. Although the collateral mitigates the risk, the Funds could experience a delay in recovering their securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand.

At September 30, 2014, the Funds participated in securities lending as follows:

Fund	Value of Securities Loaned	Cash Collateral Received
NASDAQ-100® 2x Strategy Fund	$1,324,029	$1,402,625
Russell 2000® 2x Strategy Fund	165,491	179,238

Cash collateral received was invested in the following joint repurchase agreements at September 30, 2014:

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
HSBC Securities, Inc.			Fannie Mae Strips
0.00%			0.00%
Due 10/01/14	$1,167,712	$1,167,712	11/15/19 - 11/15/30	$1,420,886	$979,219
			U.S. Treasury Note
			1.38%
			11/30/18	216,192	215,427

BNP Paribas Securities Corp.			U.S. TIP Bond
0.00%			2.13%
Due 10/01/14	191,428	191,428	02/15/41	143,645	195,840

There is also $222,722 in segregated cash held as collateral.

7. Derivative Investment Holdings Categorized by Risk Exposure

U.S. GAAP requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

During the period ended September 30, 2014, the Funds sought to gain leverage and exposure to their respective benchmarks by investing in financial-linked derivative instruments, including swap agreements and futures. The following table represents the notional amount of derivative instruments outstanding as an approximate percentage of the Funds’ net assets on a daily basis.

	Approximate percentage of Fund’s Net Assets on a daily basis
Fund	Long	Short
S&P 500® 2x Strategy Fund	125%	—
Inverse S&P 500® 2x Strategy Fund	—	200%
NASDAQ-100® 2x Strategy Fund	115%	—
Inverse NASDAQ-100® 2x Strategy Fund	—	200%
Dow 2x Strategy Fund	140%	—
Inverse Dow 2x Strategy Fund	—	200%
Russell 2000® 2x Strategy Fund	125%	—
Inverse Russell 2000® 2x Strategy Fund	—	200%

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of September 30, 2014:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at September 30, 2014:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Total Value at September 30, 2014
S&P 500® 2x Strategy Fund	$—	$29,474	$29,474
Inverse S&P 500® 2x Strategy Fund	7,371	38,808	46,179
NASDAQ-100® 2x Strategy Fund	—	521,514	521,514
Inverse NASDAQ-100® 2x Strategy Fund	18,977	7,667	26,644
Dow 2x Strategy Fund	—	98,993	98,993
Inverse Dow 2x Strategy Fund	31,064	28,630	59,694
Inverse Russell 2000® 2x Strategy Fund	51,579	605,252	656,831

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Total Value at September 30, 2014
S&P 500® 2x Strategy Fund	$1,061,162	$400,761	$1,461,923
Inverse S&P 500® 2x Strategy Fund	—	265,133	265,133
NASDAQ-100® 2x Strategy Fund	1,201,342	183,829	1,385,171
Inverse NASDAQ-100® 2x Strategy Fund	—	249,427	249,427
Dow 2x Strategy Fund	55,355	154,885	210,240
Inverse Dow 2x Strategy Fund	—	77,076	77,076
Russell 2000® 2x Strategy Fund	419,007	421,736	840,743

*
Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds' Statements of Operations for the period ended September 30, 2014:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on futures contracts
Net change in unrealized appreciation (depreciation) on swap agreements

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The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended September 30, 2014:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Total
S&P 500® 2x Strategy Fund	$2,429,456	$13,429,727	$15,859,183
Inverse S&P 500® 2x Strategy Fund	(204,256)	(7,695,998)	(7,900,254)
NASDAQ-100® 2x Strategy Fund	12,025,769	40,713,110	52,738,879
Inverse NASDAQ-100® 2x Strategy Fund	(154,951)	(7,967,447)	(8,122,398)
Dow 2x Strategy Fund	882,582	2,826,901	3,709,483
Inverse Dow 2x Strategy Fund	(309,135)	(1,194,353)	(1,503,488)
Russell 2000® 2x Strategy Fund	(1,629,386)	2,434,788	805,402
Inverse Russell 2000® 2x Strategy Fund	799,911	547,487	1,347,398

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Total
S&P 500® 2x Strategy Fund	$(1,678,432)	$(1,202,401)	$(2,880,833)
Inverse S&P 500® 2x Strategy Fund	18,843	316,616	335,459
NASDAQ-100® 2x Strategy Fund	(837,304)	(1,769,601)	(2,606,905)
Inverse NASDAQ-100® 2x Strategy Fund	51,121	(343,048)	(291,927)
Dow 2x Strategy Fund	(148,296)	(313,577)	(461,873)
Inverse Dow 2x Strategy Fund	31,064	54,099	85,163
Russell 2000® 2x Strategy Fund	(484,835)	(1,469,095)	(1,953,930)
Inverse Russell 2000® 2x Strategy Fund	39,386	908,391	947,777

8. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset In the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received[2]	Net Amount
S&P 500® 2x Strategy Fund	Swap equity contracts	$29,474	$—	$29,474	$—	$—	$29,474
Inverse S&P 500® 2x Strategy Fund	Swap equity contracts	38,808	—	38,808	—	—	38,808
NASDAQ-100® 2x Strategy Fund	Swap equity contracts	521,514	—	521,514	—	—	521,514
Inverse NASDAQ-100® 2x Strategy Fund	Swap equity contracts	7,667	—	7,667	—	—	7,667
Dow 2x Strategy Fund	Swap equity contracts	98,993	—	98,993	—	—	98,993
Inverse Dow 2x Strategy Fund	Swap equity contracts	28,630	—	28,630	—	—	28,630
Inverse Russell 2000® 2x Strategy Fund	Swap equity contracts	605,252	—	605,252	—	—	605,252

					Gross Amounts Not Offset In the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged[2]	Net Amount
S&P 500® 2x Strategy Fund	Swap equity contracts	$400,761	$—	$400,761	$—	$—	$400,761
Inverse S&P 500® 2x Strategy Fund	Swap equity contracts	265,133	—	265,133	—	—	265,133
NASDAQ-100® 2x Strategy Fund	Swap equity contracts	183,829	—	183,829	—	—	183,829
Inverse NASDAQ-100® 2x Strategy Fund	Swap equity contracts	249,427	—	249,427	—	—	249,427
Dow 2x Strategy Fund	Swap equity contracts	154,885	—	154,885	—	—	154,885
Inverse Dow 2x Strategy Fund	Swap equity contracts	77,076	—	77,076	—	—	77,076
Russell 2000® 2x Strategy Fund	Swap equity contracts	421,736	—	421,736	—	—	421,736

[1]	Exchange–traded futures are excluded from these reported amounts.
[2]	Excludes maintenance margin deposits held at the broker related to derivatives. These amounts are reflected as segregated cash with broker on the Statements of Assets and Liabilities.

9. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

The RIC Modernization Act of 2010 was signed into law on December 22, 2010, and simplified some of the tax provisions applicable to regulated investment companies, the tax reporting to their shareholders and improved the tax efficiency of certain fund structures. The greatest impact to the disclosure in the financial reports for the Funds was on the treatment of net capital losses, effective for tax years beginning after December 22, 2010.

One of the more prominent changes addresses capital loss carryforwards. The Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss. As a result of this ordering rule, pre-enactment capital carryforwards may potentially expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

At September 30, 2014, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
S&P 500® 2x Strategy Fund	$93,644,318	$19,145,546	$(168,086)	$18,977,460
Inverse S&P 500® 2x Strategy Fund	34,505,616	3,006	—	3,006
NASDAQ-100® 2x Strategy Fund	362,450,291	53,980,137	(2,357,286)	51,622,851
Inverse NASDAQ-100® 2x Strategy Fund	20,042,174	3,799	—	3,799
Dow 2x Strategy Fund	74,844,517	761,274	(300,771)	460,503
Inverse Dow 2x Strategy Fund	10,387,246	—	—	—
Russell 2000® 2x Strategy Fund	47,858,168	2,503,745	(839,162)	1,664,583
Inverse Russell 2000® 2x Strategy Fund	17,199,009	—	—	—

10. Securities Transactions

For the period ended September 30, 2014, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
S&P 500® 2x Strategy Fund	$269,902,203	$265,053,610
Inverse S&P 500® 2x Strategy Fund	—	—
NASDAQ-100® 2x Strategy Fund	493,412,006	388,777,706
Inverse NASDAQ-100® 2x Strategy Fund	—	—
Dow 2x Strategy Fund	186,662,338	166,212,493
Inverse Dow 2x Strategy Fund	—	—
Russell 2000® 2x Strategy Fund	129,292,566	121,725,517
Inverse Russell 2000® 2x Strategy Fund	—	—

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

11. Line of Credit

The Trust, along with other affiliated trusts, secured an uncommitted, $75,000,000 line of credit from U.S. Bank, N.A., which expires June 13, 2015. This line of credit is reserved for emergency or temporary purposes. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly, averaging 1.25% for the period ended September 30, 2014. The Funds did not have any borrowings under this agreement at September 30, 2014.

The average daily balances borrowed for the period ended September 30, 2014, were as follows:

Fund	Average Daily Balance
S&P 500® 2x Strategy Fund	$170,084
NASDAQ-100® 2x Strategy Fund	72,139
Inverse NASDAQ-100® 2x Strategy Fund	15,150
Inverse Dow 2x Strategy Fund	1,615
Russell 2000® 2x Strategy Fund	31,649
Inverse Russell 2000® 2x Strategy Fund	73

12. Reverse Share Splits

Effective February 21, 2014, a reverse share split occurred for the following Funds:

Fund	Split Type
Inverse S&P 500® 2x Strategy Fund	One-for-Seven-Reverse Split
Inverse Nasdaq-100® 2x Strategy Fund	One-for-Seven-Reverse Split
Inverse Dow 2x Strategy Fund	One-for-Seven-Reverse Split
Inverse Russell 2000® 2x Strategy Fund	One-for-Five-Reverse Split

13. Legal Proceedings

Tribune Company

Rydex Dynamic Funds has been named as a defendant and a putative member of the proposed defendant class of shareholders in the case entitled Kirschner v. FitzSimons, No. 12-2652 (S.D.N.Y.) (formerly Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, Adv. Pro. No. 10-54010 (Bankr. D. Del.)) (the “FitzSimons action”), as a result of ownership of shares by certain series of the Rydex Dynamic Funds in the Tribune Company (“Tribune”) in 2007, when Tribune effected a leveraged buyout transaction (“LBO”) by which Tribune converted to a privately-held company. In his complaint, the plaintiff has alleged that, in connection with the LBO, insiders and shareholders were overpaid for their Tribune stock using financing that the insiders knew would, and ultimately did, leave the Tribune Company insolvent. The plaintiff has asserted claims against certain insiders, major shareholders, professional advisers, and others involved in the LBO. The plaintiff is also attempting to obtain from former Tribune shareholders, including Rydex Dynamic Funds, the proceeds they received in connection with the LBO.

In June 2011, a group of Tribune creditors filed multiple actions against former Tribune shareholders involving state law constructive fraudulent conveyance claims arising out of the 2007 LBO (the “SLCFC actions”). Rydex Dynamic Funds has been named as a defendant in one or more of these suits. In those actions, the creditors seek to recover from Tribune’s former shareholders the proceeds received in connection with the 2007 LBO.

The FitzSimons action and the SLCFC actions have been consolidated with the majority of the other Tribune LBO-related lawsuits in a multidistrict litigation proceeding captioned In re Tribune Company Fraudulent Conveyance Litig., No. 11-md-2696 (S.D.N.Y.) (the “MDL Proceeding”).

On September 23, 2013, the District Court granted the defendants’ omnibus motion to dismiss the SLCFC actions, on the basis that the creditors lacked standing. On September 30, 2013, the creditors filed a notice of appeal of the September 23 order. On October 28, 2013, the defendants filed a joint notice of cross-appeal of that same order. The appeals have been fully briefed, and oral argument in front of the U.S. Court of Appeals for the Second Circuit occurred on November 5, 2014.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

On May 23, 2014, the Shareholder Liaison Counsel filed a “global” motion to dismiss Count I of the FitzSimons action on behalf of all Shareholder Defendants. Count I is the claim for intentional fraudulent conveyance brought under federal law, and the global motion, if granted, would result in the dismissal of all Shareholder Defendants from the lawsuit. The District Court has not yet issued a decision on the motion.

None of these lawsuits alleges any wrongdoing on the part of Rydex Dynamic Funds. The following series of Rydex Dynamic Funds held shares of Tribune and tendered these shares as part of Tribune’s LBO: S&P 500 2x Strategy Fund (the “Fund”). The value of the proceeds received by the foregoing Fund was $52,020. At this stage of the proceedings, Rydex Dynamic Funds is not able to make a reliable predication as to the outcome of these lawsuits or the effect, if any, on a Fund’s net asset value.

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OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

Office Locations

The offices of Guggenheim Investments can be found in the following locations:

330 Madison Avenue
10th Floor
New York, NY 10017
 (Headquarters)

Four Irvington Centre
805 King Farm Boulevard
Suite 600
 Rockville, MD 20850
9401 Indian Creek Parkway
40 Corporate Woods
Suite 850
 Overland Park, KS 66210

Distributor Change

Effective March 3, 2014, Guggenheim Distributors, LLC (“GD”), the distributor for shares of the Funds was consolidated into and with Guggenheim Funds Distributors, LLC (“GFD”). Following the consolidation, GFD serves as the Funds’ distributor.

GD and GFD are both indirect, wholly-owned subsidiaries of Guggenheim Capital, LLC and, therefore, the consolidation will not result in a change of actual control of the Funds’ distributor. The primary goal of the consolidation is to achieve greater operational efficiencies and allow all of the Guggenheim funds, including funds that are not series of the Trusts, to be distributed by a single distributor.

The consolidation is not expected to affect the day-to-day management of the Funds or result in any material changes to the distribution of the Funds, including any changes to the distribution fees paid by the Funds.

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OTHER INFORMATION (Unaudited)(continued)

Board Considerations in Approving the Investment Advisory Agreement

At in-person meetings of the Board of Trustees (the “Board”) of Rydex Dynamic Funds (the “Trust”) held on May 15 and June 4, 2014 (each, a “Meeting” and, together, the “Meetings”), called for the purpose of, among other things, consideration of, and voting on, the approval and continuation of the investment advisory agreement applicable to each series of the Trust (each, a “Fund” and, collectively, the “Funds”), the Board, including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (the “Independent Trustees”), unanimously approved the continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Security Investors, LLC (the “Advisor”) with respect to each of the Funds for an additional one-year period, based on the Board’s review of qualitative and quantitative information provided by the Advisor.

In reaching the conclusion to approve the continuation of the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. The Advisor provided the Board with a wide variety of information, including comparisons of Fund performance and fees relative to comparable peer funds in advance of the May 15, 2014 Meeting. The Independent Trustees carefully evaluated the information provided as well as information they received throughout the year as part of their regular oversight of the Funds. At the Meetings, independent legal counsel advised the Independent Trustees with respect to their deliberations and their fiduciary responsibilities associated with the Board’s consideration of the continuation of the Investment Advisory Agreement. The Board also received a memorandum from Fund counsel regarding the Board’s responsibilities when considering the approval of an investment advisory agreement.

During the Meetings, the Board, including the Independent Trustees, evaluated a number of considerations, including among others: (a) the nature, extent and quality of the Advisor’s investment advisory and other services; (b) the Advisor’s investment management personnel; (c) the Advisor’s operations and financial condition; (d) the Advisor’s brokerage practices (including any soft dollar arrangements) and investment strategies; (e) a comparison of the Funds’ advisory fees to the fees charged to comparable funds or accounts, paying special attention to the absence of breakpoints in these fees and the Advisor’s rationale for not including breakpoints; (f) each Fund’s overall fees and operating expenses compared with those of peer funds; (g) the Advisor’s profitability with respect to its Fund-related operations; (h) the Advisor’s compliance systems; (i) the Advisor’s policies and compliance procedures applicable to personal securities transactions; (j) the Advisor’s reputation, expertise and resources in the financial markets; and (k) Fund performance compared with that of peer funds and/or appropriate benchmarks. In its deliberations, the Board did not identify any particular factor as controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meetings, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees were reasonable in light of the services that it provides to the Funds; and (c) agreed to approve and continue the Investment Advisory Agreement based upon the following considerations, among others:

•
Nature, Extent and Quality of Services Provided by the Advisor. At the Meetings, the Board reviewed the scope of services to be provided by the Advisor under the Investment Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by the Advisor for the past year and the scope of services required to be provided during the upcoming year. The Board also considered the Advisor’s representations to the Board that the Advisor would continue to provide investment and related services that were of materially the same quality and quantity as services provided to the Funds in the past, and that these services are appropriate in scope and extent in light of the Funds’ operations, the competitive landscape of the investment company business and investor needs.

•
Fund Expenses and Performance of the Funds and the Advisor. At the Meetings, the Board reviewed statistical information provided by the Advisor regarding the expense ratio components and performance of each Fund. The Advisor engaged FUSE Research Network LLC (“FUSE”), an independent, third party research provider, to prepare advisory contract renewal reports to help the Board fulfill its advisory contract renewal responsibilities. The reports compared the Funds’ fees, expenses and total return performance to those of comparable funds in the Funds’ peer group and the broader peer universe, as determined by FUSE. Statistical information in the FUSE reports related to the expense ratio components was based on a comparison of the Funds’ and peer funds’ actual advisory fees, waivers/reimbursements, and gross and net total expenses. The Board also considered the Advisor’s representation

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OTHER INFORMATION (Unaudited)(concluded)

that it found the peer groups compiled by FUSE to be appropriate. The statistical information related to the performance of each Fund included three month and one, three, and five year performance for the Fund compared to its peers and its appropriate benchmark.

•
Costs of Services Provided to the Funds and Profits Realized by the Advisor and its Affiliates. At the Meetings, the Board reviewed information about the profitability of the Funds to the Advisor based on the advisory fees payable under the current Investment Advisory Agreement for the last calendar year. At the Meetings, the Board also analyzed the Funds’ expenses, including the investment advisory fees paid to the Advisor, and reviewed reports comparing the expense ratios of the Funds to those of other comparable funds. The Board also reviewed information regarding the direct revenue received by the Advisor and ancillary revenue received by the Advisor and/or its affiliates in connection with the services provided to the Funds by the Advisor and/or its affiliates. The Board also discussed the Advisor’s profit margin as reflected in the Advisor’s profitability analysis.

•
Economies of Scale. In connection with its review of the Funds’ profitability analysis at the Meetings, the Board considered the absence of breakpoints in the Advisor’s fee schedule and reviewed information regarding the extent to which economies of scale or other efficiencies may result from increases in the Funds’ asset levels. In light of the relatively small size of many of the Funds and the fact that the size of individual Funds in the complex increases and decreases significantly from time to time due to unlimited trading that is permitted among most of the Funds in the complex, the Board concluded that economies of scale were not likely to be directly realized as a result of increases in the asset levels of the individual Funds, and accordingly, fee breakpoints were not currently appropriate for the Funds.

•
Other Benefits to the Advisor and/or its Affiliates. In addition to evaluating the services provided by the Advisor, the Board considered the nature and amount of other benefits received by the Advisor and its affiliates as a result of their relationship with the Funds. In particular, the Board considered the nature, extent and quality of the administrative, distribution, and shareholder services performed by the Advisor’s affiliates and the fees paid to the Advisor’s affiliates for those services under separate agreements. In light of the costs of providing services pursuant to the separate agreements as well as the Advisor’s and its affiliates’ commitment to the Funds, the ancillary benefits the Advisor and its affiliates received were considered reasonable. The Board also noted that the Advisor reports portfolio transactions on behalf of the Funds, including the cost of such transactions, placed through an affiliate of the Funds or the Advisor at each quarterly Board meeting.

On the basis of the information provided to it and its evaluation of that information, the Board, including the Independent Trustees, concluded that the approval of the Investment Advisory Agreement would enable Fund shareholders to continue receiving high quality services at a cost that was appropriate, reasonable, and in the best interests of the Funds and their shareholders. The Board, including the Independent Trustees, unanimously approved the continuation of the existing Investment Advisory Agreement.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees the Trust, as well as other trusts of GI, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 800.820.0888.

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INTERESTED TRUSTEE
Donald C. Cacciapaglia** (1951)	Trustee from 2012 to present.	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	220	Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).
INDEPENDENT TRUSTEES
Corey A. Colehour (1945)	Trustee and Member of the Audit, Governance, Nominating, and Investment and Performance Committees from 1998 to present.	Retired.	131	None.
J. Kenneth Dalton (1941)	Trustee, Member and Chairman of the Audit Committee, and Member of the Governance and Nominating Committees from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	Trustee of Epiphany Funds (4) (2009-present).
John O. Demaret (1940)	Vice Chairman of the Board of Trustees from 2014 to present; Trustee from 1998 to present and Chairman of the Board from 2006 to 2014; Member and Chairman of the Audit Committee from 1998 to present; and Member of the Risk Oversight Committee from 2010 to present.	Retired.	131	None.
Werner E. Keller (1940)	Chairman of the Board from 2014 to present; Vice Chairman of the Board of Trustees from 2010 to 2014; Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present; and Chairman and Member of the Risk Oversight Committee from 2010 to present.	Current: Founder and President, Keller Partners, LLC (investment research firm) (2005-present).	131	None.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth of Trustee	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES - concluded
Thomas F. Lydon, Jr. (1960)	Trustee and Member of the Audit, Governance, and Nominating Committees from 2005 to present.	Current: President, Global Trends Investments (registered investment adviser) (1996-present).	131	US Global Investors (GROW) (1995-present).
Patrick T. McCarville (1942)	Trustee, Member of the Audit Committee, and Chairman and Member of the Governance and Nominating Committees from 1998 to present.	Retired. Former: Chief Executive Officer, Par Industries, Inc., d/b/a Par Leasing (1977-2010).	131	None.

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS
Donald C. Cacciapaglia (1951)	President (2012-present).
Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present).

Former: Chairman and CEO, Channel Capital Group Inc. (2002-2010).

Michael P. Byrum (1970)	Vice President (1999-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); President and Chief Investment Officer, Rydex Holdings, LLC (2008-present); Director and Chairman, Advisory Research Center, Inc. (2006-present); Manager, Guggenheim Specialized Products, LLC (2005-present).

Former: Vice President, Guggenheim Distributors, LLC (2009); Director (2009-2010) and Secretary (2002-2010), Rydex Fund Services, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors, LLC; Director (2008-2010), Chief Investment Officer (2006-2010), President (2004-2010) and Secretary (2002-2010), Rydex Advisors II, LLC.

Nikolaos Bonos (1963)	Vice President and Treasurer (2003-present).
Current: Senior Vice President, Security Investors, LLC (2010-present); Chief Executive Officer, Guggenheim Specialized Products, LLC (2009-present); Chief Executive Officer & President, Rydex Fund Services, LLC (2009-present); Vice President, Rydex Holdings, LLC (2008-present).

Former: Senior Vice President, Security Global Investors, LLC (2010-2011); and Senior Vice President, Rydex Advisors, LLC and Rydex Advisors II, LLC (2006-2011).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
OFFICERS - concluded
Elisabeth Miller (1968)	Chief Compliance Officer (2012-present).
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Joseph M. Arruda (1966)	Assistant Treasurer (2006-present).
Current: Assistant Treasurer, certain other funds in the Fund Complex (2006-present); Vice President, Security Investors, LLC (2010-present); CFO and Manager, Guggenheim Specialized Products, LLC (2009-present).

Former: Vice President, Security Global Investors, LLC (2010-2011); Vice President, Rydex Advisors, LLC (2010); Vice President, Rydex Advisors II, LLC (2010).

Amy J. Lee (1961)	Vice President (2009-present) and Secretary (2012-present).
Current: Chief Legal Officer, certain other funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

*	All Trustees and Officers may be reached c/o Guggenheim Investments, 805 King Farm Boulevard, Suite 600, Rockville, MD 20850.
**	Mr. Cacciapaglia is an “interested” person of the Trust, as that term is defined in the 1940 Act by virtue of his affiliation with the Adviser’s parent company.
***
The “Fund Complex” includes all closed-end and open-end funds (including all of their portfolios) advised by the Adviser and any funds that have an investment adviser or servicing agent that is an affiliated person of the Adviser. Information provided is as of the date of this report.

THE RYDEX FUNDS SEMI-ANNUAL REPORT | 103

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Rydex Funds, Guggenheim Funds, Rydex Investments, Guggenheim Funds Distributors, LLC, Security Investors, LLC, Security Distributors, Inc., Guggenheim Partners Investment Managers, LLC, and Rydex Advisory Services (Collectively “Guggenheim Investments”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to this private information about you, we hold ourselves to the highest standards in its safekeeping and use. This means, most importantly, that we do not sell client information to anyone—whether it is your personal information or if you are a current or former Guggenheim Investments client.

The Information We Collect About You

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Investments funds or one of the Guggenheim Investments affiliated companies. “Nonpublic personal information” is personally identifiable private information about you. For example, it includes information regarding your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g., purchase and redemption history).

How We Handle Your Personal Information

As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below. To complete certain transactions or account changes that you direct, it may be necessary to provide identifying information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example, if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. To alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new Rydex and Guggenheim Investments funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your private information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally, we will release information about you if you direct us to do so, if we are compelled by law to do so or in other circumstances permitted by law.

Opt Out Provisions

We do not sell your personal information to anyone. The law allows you to “opt out” of only certain kinds of information sharing with third parties. The firm does not share personal information about you with any third parties that triggers this opt-out right. This means YOU ARE ALREADY OPTED OUT.

104 | THE RYDEX FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

How We Protect Privacy Online

Our concern for the privacy of our shareholders also extends to those who use our web site, guggenheiminvestments.com. Our web site uses some of the most secure forms of online communication available, including encryption technology, Secure Socket Layer (SSL) protocol, firewalls and user names and passwords. These technologies provide a high level of security and privacy when you access your account information or initiate online transactions. The Guggenheim Investments web site offers customized features that require our use of “http cookies”—tiny pieces of information that we ask your browser to store. However, we make very limited use of these cookies. We only use cookies for session management and security features on the Guggenheim Investments web site. We do not use them to pull data from your hard drive, to learn your email address, or to view data in cookies created by other web sites. We will not share the information in our cookies or give others access to it. See the legal information area on our web site for more details about web site security and privacy features.

How We Safeguard Your Personal Information

We restrict access to nonpublic personal information about shareholders to our employees and in some cases to third parties (for example, the service providers described above) as permitted by law. We maintain strict physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

We’ll Keep You Informed

As required by federal law, we will notify shareholders of our privacy policy annually. We reserve the right to modify this policy at any time, but rest assured that if we do change it, we will tell you promptly. You will also be able to access our privacy policy from our web site at guggenheiminvestments.com. Should you have any questions regarding our privacy policy, contact us at 800.820.0888 or 301.296.5100.

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Item 2. Code of Ethics.

Not applicable at this time.

Item 3. Audit Committee Financial Expert.

Not applicable at this time.

Item 4. Principal Accountant Fees and Services.

Not applicable at this time.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.
(b)	The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.

(a)(2)	Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	December 9, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President

Date	December 9, 2014

By (Signature and Title)*	/s/ Nikolaos Bonos
Nikolaos Bonos, Vice President and Treasurer

Date	December 9, 2014

* Print the name and title of each signing officer under his or her signature.